UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2022

Item 1.

Reports to Stockholders

Fidelity® GNMA Fund

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of January 31, 2022

% of fund's investments
0.01 - 0.99%	4.3
1 - 1.99%	0.3
2 - 2.99%	31.1
3 - 3.99%	23.1
4 - 4.99%	7.1
5 - 5.99%	3.0
6 - 6.99%	0.7
7 - 7.99%	0.3
8% and above	0.6

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of January 31, 2022*,**
Mortgage Securities	106.2%
CMOs and Other Mortgage Related Securities	15.2%
U.S. Treasury Obligations	0.2%
Short-Term Investments and Net Other Assets (Liabilities)***	(21.6)%

 * Futures and Swaps - 6.0%

 ** GNMA Securities - 117.5%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.2%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 0.2%
U.S. Treasury Notes 1.125% 8/31/28 (a)(b)
(Cost $4,809)	4,812	4,627

U.S. Government Agency - Mortgage Securities - 106.2%
Fannie Mae - 0.1%
12 month U.S. LIBOR + 1.460% 1.858% 1/1/35 (c)(d)	39	41
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (c)(d)	12	12
12 month U.S. LIBOR + 1.530% 1.91% 3/1/36 (c)(d)	41	43
12 month U.S. LIBOR + 1.620% 1.907% 5/1/35 (c)(d)	97	102
12 month U.S. LIBOR + 1.620% 1.922% 3/1/33 (c)(d)	50	52
12 month U.S. LIBOR + 1.630% 1.924% 11/1/36 (c)(d)	57	59
12 month U.S. LIBOR + 1.640% 1.944% 6/1/47 (c)(d)	90	95
12 month U.S. LIBOR + 1.710% 1.927% 8/1/35 (c)(d)	112	117
12 month U.S. LIBOR + 1.890% 2.166% 8/1/35 (c)(d)	87	92
6 month U.S. LIBOR + 1.510% 1.691% 2/1/33 (c)(d)	9	9
6 month U.S. LIBOR + 1.530% 1.7% 12/1/34 (c)(d)	14	14
6 month U.S. LIBOR + 1.530% 1.736% 3/1/35 (c)(d)	24	25
6 month U.S. LIBOR + 1.550% 1.675% 9/1/33 (c)(d)	157	164
6 month U.S. LIBOR + 1.550% 1.675% 10/1/33 (c)(d)	7	8
6 month U.S. LIBOR + 1.560% 1.715% 7/1/35 (c)(d)	11	12
U.S. TREASURY 1 YEAR INDEX + 2.180% 2.285% 7/1/36 (c)(d)	47	49
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.41% 10/1/33 (c)(d)	21	22
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.529% 7/1/34 (c)(d)	276	289
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.585% 9/1/34 (c)(d)	90	94
1.5% 11/1/51	200	189
3% 2/1/33 to 3/1/33	2,526	2,619
8.5% 12/1/27	17	19
9.5% 9/1/30	8	10
		4,136
Freddie Mac - 0.3%
12 month U.S. LIBOR + 1.600% 1.85% 7/1/35 (c)(d)	45	47
12 month U.S. LIBOR + 1.860% 2.11% 8/1/34 (c)(d)	48	51
12 month U.S. LIBOR + 1.860% 2.114% 4/1/36 (c)(d)	54	57
12 month U.S. LIBOR + 1.960% 2.211% 6/1/33 (c)(d)	264	278
12 month U.S. LIBOR + 2.030% 2.289% 3/1/33 (c)(d)	1	2
6 month U.S. LIBOR + 1.580% 1.705% 12/1/35 (c)(d)	5	5
6 month U.S. LIBOR + 1.880% 2.009% 10/1/36 (c)(d)	170	179
6 month U.S. LIBOR + 1.990% 2.122% 10/1/35 (c)(d)	70	74
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.158% 6/1/33 (c)(d)	130	136
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.338% 12/1/35 (c)(d)	596	627
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.387% 6/1/33 (c)(d)	216	226
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.515% 3/1/35 (c)(d)	441	463
3% 2/1/34 to 4/1/34	6,870	7,114
		9,259
Ginnie Mae - 102.5%
3% 5/15/27 to 6/20/51	460,453	475,824
3.7% 10/15/42	4,627	4,965
4% 5/15/44	1,001	1,083
4.5% 7/15/33 to 10/20/41	71,616	78,643
4.75% 7/15/40	495	547
4.875% 9/15/39 to 12/15/39	3,705	4,107
5.09% 4/15/36 to 11/15/36	3,515	3,878
5.15% 2/15/36 to 4/15/36	203	224
5.2% 7/15/36	54	60
5.25% 4/15/36 to 4/15/37	342	378
5.39% 5/15/36	78	88
5.45% 2/15/37	450	503
5.5% 7/20/24 to 2/20/42	5,006	5,557
5.6% 11/15/36	144	161
5.65% 4/15/37	25	26
5.85% 1/15/37	57	64
6.45% 1/15/32 to 8/15/32	126	140
6.5% 7/15/23 to 1/15/39	3,933	4,433
7% to 7% 4/15/22 to 9/20/34	8,130	9,099
7.25% 9/15/27	26	28
7.5% to 7.5% 3/15/22 to 9/20/32	2,983	3,331
8% 5/15/22 to 9/15/31	746	828
8.5% 8/15/22 to 2/15/31	119	138
9% 9/15/23 to 5/15/30	5	5
2% 1/20/52	127,500	126,173
2% 2/1/52 (e)	66,250	65,491
2% 2/1/52 (e)	160,750	158,908
2% 2/1/52 (e)	80,350	79,429
2% 2/1/52 (e)	70,750	69,939
2% 2/1/52 (e)	56,600	55,951
2% 2/1/52 (e)	141,550	139,928
2% 2/1/52 (e)	25,350	25,060
2% 2/1/52 (e)	56,600	55,951
2% 2/1/52 (e)	27,000	26,691
2% 3/1/52 (e)	70,550	69,618
2% 3/1/52 (e)	70,550	69,618
2% 3/1/52 (e)	43,050	42,481
2.25% 5/20/50	2,646	2,639
2.375% 5/20/50	1,433	1,435
2.5% 3/15/28 to 7/20/51 (b)	66,615	67,624
2.5% 2/1/52 (e)	143,100	143,999
2.5% 2/1/52 (e)	71,200	71,647
2.5% 2/1/52 (e)	142,850	143,748
2.5% 2/1/52 (e)	71,100	71,547
2.5% 2/1/52 (e)	71,100	71,547
2.5% 2/1/52 (e)	71,100	71,547
2.5% 2/1/52 (e)	71,000	71,446
2.5% 2/1/52 (e)	27,800	27,975
2.5% 2/1/52 (e)	36,400	36,629
2.5% 2/1/52 (e)	30,300	30,490
2.625% 5/20/50	5,250	5,314
2.75% 5/20/50	2,026	2,059
3% 2/1/52 (e)	33,650	34,445
3% 2/1/52 (e)	33,650	34,445
3% 2/1/52 (e)	22,500	23,031
3% 2/1/52 (e)	25,125	25,718
3% 2/1/52 (e)	11,950	12,232
3% 2/1/52 (e)	3,950	4,043
3% 3/1/52 (e)	36,750	37,532
3.25% 2/20/41 to 7/20/46	1,693	1,771
3.375% 5/20/50	532	551
3.5% to 3.5% 9/15/26 to 11/20/50 (a)(b)(f)	427,792	452,458
3.5% 2/1/52 (e)	7,950	8,234
3.5% 2/1/52 (e)	7,950	8,234
3.5% 2/1/52 (e)	4,750	4,920
3.5% 2/1/52 (e)	4,800	4,971
3.5% 2/1/52 (e)	5,100	5,282
3.5% 2/1/52 (e)	3,400	3,521
3.5% 2/1/52 (e)	3,400	3,521
3.5% 2/1/52 (e)	3,400	3,521
3.5% 2/1/52 (e)	1,200	1,243
3.5% 2/1/52 (e)	5,050	5,230
3.5% 2/1/52 (e)	1,400	1,450
3.5% 2/1/52 (e)	1,750	1,812
3.5% 2/1/52 (e)	5,350	5,541
3.5% 3/1/52 (e)	8,250	8,522
3.5% 3/1/52 (e)	3,400	3,512
3.5% 3/1/52 (e)	850	878
3.5% 3/1/52 (e)	4,950	5,113
3.5% 3/1/52 (e)	2,950	3,047
3.5% 3/1/52 (e)	500	516
3.5% 4/1/52 (e)	3,150	3,247
3.74% 7/20/42 to 8/20/42	479	511
3.75% 10/20/41 to 7/20/47	20,494	21,765
4% 2/20/33 to 1/20/50 (b)	240,565	257,397
4.25% 1/20/46	472	506
5% 6/20/29 to 7/20/48	56,027	61,625
5.35% 4/20/29 to 12/20/30	5,195	5,570
5.75% 9/20/39 to 9/20/40	8,048	9,039
6% to 6% 12/15/23 to 3/15/39	7,504	8,361
7.395% 6/20/25 to 2/20/27	159	172
		3,472,481
Uniform Mortgage Backed Securities - 3.3%
1.5% 2/1/52 (e)	2,050	1,939
1.5% 2/1/52 (e)	3,000	2,837
1.5% 2/1/52 (e)	1,550	1,466
1.5% 2/1/52 (e)	2,500	2,364
1.5% 2/1/52 (e)	2,000	1,891
1.5% 3/1/52 (e)	3,000	2,832
1.5% 4/1/52 (e)	800	754
2.5% 2/1/52 (e)	11,450	11,431
2.5% 2/1/52 (e)	11,350	11,331
2.5% 2/1/52 (e)	5,700	5,691
2.5% 2/1/52 (e)	3,400	3,394
2.5% 2/1/52 (e)	4,300	4,293
2.5% 2/1/52 (e)	4,500	4,493
2.5% 2/1/52 (e)	5,600	5,591
2.5% 2/1/52 (e)	100	100
2.5% 2/1/52 (e)	2,400	2,396
2.5% 2/1/52 (e)	4,500	4,493
2.5% 2/1/52 (e)	3,400	3,394
2.5% 3/1/52 (e)	6,850	6,823
3% 2/1/52 (e)	11,950	12,211
3% 2/1/52 (e)	3,950	4,036
3% 2/1/52 (e)	11,950	12,211
3% 2/1/52 (e)	3,950	4,036
		110,007
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,580,888)		3,595,883

Collateralized Mortgage Obligations - 15.2%
U.S. Government Agency - 15.2%
Fannie Mae:
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	$255	$266
Series 2016-3 Class IP, 4% 2/25/46 (g)	20,996	3,180
Series 2016-78 Class IO, 3.5% 11/25/46 (g)	5,105	849
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 6.0923% 10/25/47 (c)(g)(h)	17,038	2,802
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (c)(g)	125	24
Series 339 Class 5, 5.5% 7/25/33 (g)	159	28
Series 343 Class 16, 5.5% 5/25/34 (g)	141	23
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	362	403
Series 40 Class K, 6.5% 8/17/24	28	29
sequential payer Series 2204 Class N, 7.5% 12/20/29	622	685
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 6.0937% 8/15/47 (c)(g)(h)	8,057	1,179
Ginnie Mae Series 2011-93 Class SA, 6.660% - 1 month U.S. LIBOR 6.5563% 7/20/41 (c)(g)(h)	8,915	1,865
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5837% 6/16/37 (c)(g)(h)	792	151
Series 2008-51 Class FE, 1 month U.S. LIBOR + 0.750% 0.8563% 6/16/38 (c)(d)	191	195
Series 2008-57 Class AF, 1 month U.S. LIBOR + 0.580% 0.6837% 7/20/38 (c)(d)	515	524
Series 2010-130 Class KF, 1 month U.S. LIBOR + 0.650% 0.7563% 10/16/40 (c)(d)	1,019	1,035
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.6513% 3/20/60 (c)(d)(i)	10,796	10,823
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4313% 7/20/60 (c)(d)(i)	8,252	8,239
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4035% 9/20/60 (c)(d)(i)	9,470	9,449
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4035% 8/20/60 (c)(d)(i)	8,485	8,467
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.4835% 12/20/60 (c)(d)(i)	3,347	3,346
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6035% 12/20/60 (c)(d)(i)	3,855	3,861
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6035% 2/20/61 (c)(d)(i)	943	944
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.5935% 2/20/61 (c)(d)(i)	5,742	5,750
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6035% 4/20/61 (c)(d)(i)	3,180	3,186
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6035% 5/20/61 (c)(d)(i)	4,985	4,994
Class FC, 1 month U.S. LIBOR + 0.500% 0.6035% 5/20/61 (c)(d)(i)	3,779	3,787
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6335% 6/20/61 (c)(d)(i)	4,750	4,761
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7035% 10/20/61 (c)(d)(i)	5,371	5,390
Series 2012-48 Class FA, 1 month U.S. LIBOR + 0.350% 0.4563% 4/16/42 (c)(d)	368	371
Series 2012-76 Class GF 1 month U.S. LIBOR + 0.300% 0.4063% 6/16/42 (c)(d)	429	430
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8035% 11/20/61 (c)(d)(i)	5,450	5,480
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8035% 1/20/62 (c)(d)(i)	3,346	3,363
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7335% 1/20/62 (c)(d)(i)	4,947	4,968
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7335% 3/20/62 (c)(d)(i)	3,103	3,116
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7535% 5/20/61 (c)(d)(i)	36	37
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.3835% 5/20/63 (c)(d)(i)	62	61
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3035% 4/20/63 (c)(d)(i)	47	46
Series 2016-12 Class FA, 1 month U.S. LIBOR + 0.350% 0.4537% 1/20/46 (c)(d)	1,011	1,016
Series 2019-143 Class CF, 1 month U.S. LIBOR + 0.450% 0.5537% 11/20/49 (c)(d)	32,386	32,723
Series 2019-42 Class FK, 1 month U.S. LIBOR + 0.450% 0.5537% 4/20/49 (c)(d)	6,787	6,856
Series 2019-45 Class KF, 1 month U.S. LIBOR + 0.500% 0.6037% 4/20/49 (c)(d)	24,617	24,916
floater planned amortization class:
Series 2020-18 Class GF, 1 month U.S. LIBOR + 0.450% 0.5537% 2/20/50 (c)(d)	13,933	14,058
Series 2020-76 Class KF, 1 month U.S. LIBOR + 0.400% 0.5037% 5/20/50 (c)(d)	34,973	35,178
planned amortization class:
Series 2003-74 Class PZ, 5.5% 8/20/33	3,486	3,802
Series 2004-19 Class DP, 5.5% 3/20/34	4	4
Series 2005-24 Class TC, 5.5% 3/20/35	2,324	2,540
Series 2005-57 Class PB, 5.5% 7/20/35	3,552	3,951
Series 2006-50 Class JC, 5% 6/20/36	855	901
Series 2010-117 Class E, 3% 10/20/39	125	125
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.7926% 12/20/40 (c)(h)	2,754	3,034
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	312	20
Series 2015-24 Class PI, 3.5% 2/20/45 (g)	10,669	1,593
Series 2016-69 Class WA, 3% 2/20/46	1,310	1,345
Series 2017-134 Class BA, 2.5% 11/20/46	578	589
Series 2017-139 Class K, 3% 8/20/47	20,106	20,502
Series 2017-153 Class GA, 3% 9/20/47	3,704	3,804
Series 2017-182 Class KA, 3% 10/20/47	2,976	3,053
Series 2018-13 Class Q, 3% 4/20/47	3,920	3,995
sequential payer:
Series 2003-75 Class ZA, 5.5% 9/20/33	1,027	1,138
Series 2004-24 Class ZM, 5% 4/20/34	2,181	2,283
Series 2004-46 Class BZ, 6% 6/20/34	1,312	1,425
Series 2004-86 Class G, 6% 10/20/34	6,273	7,240
Series 2005-26 Class ZA, 5.5% 1/20/35	9,749	10,810
Series 2005-47 Class ZY, 6% 6/20/35	6,963	7,776
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,142
Series 2005-82 Class JV, 5% 6/20/35	1,867	2,045
Series 2006-2 Class Z, 5.5% 1/20/36	4,283	4,743
Series 2010-160 Class DY, 4% 12/20/40	18,210	19,058
Series 2010-168 Class BG, 4% 4/20/40	7,954	8,285
Series 2010-170 Class B, 4% 12/20/40	2,923	3,059
Series 2011-21 Class SB, 9.500% - 1 month U.S. LIBOR 9.2874% 2/16/41 (c)(h)	6,610	7,268
Series 2011-72 Class SE, 7.420% - 1 month U.S. LIBOR 7.2712% 5/16/41 (c)(h)	11,846	12,742
Series 2017-139 Class BA, 3% 9/20/47	6,347	6,528
Series 2018-H12 Class HA, 3.25% 8/20/68 (i)	17,698	18,143
Series 2004-32:
Class GS, 6.500% - 1 month U.S. LIBOR 6.3937% 5/16/34 (c)(g)(h)	256	41
Class SG, 6.500% - 1 month U.S. LIBOR 6.3963% 3/20/33 (c)(g)(h)	3,570	495
Series 2004-59 Class SC, 7.200% - 1 month U.S. LIBOR 7.0937% 8/16/34 (c)(g)(h)	1,477	280
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0937% 8/17/34 (c)(g)(h)	447	89
Series 2005-13 Class SA, 6.800% - 1 month U.S. LIBOR 6.6963% 2/20/35 (c)(g)(h)	2,491	412
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,132
Series 2005-82 Class NS, 6.300% - 1 month U.S. LIBOR 6.1963% 7/20/34 (c)(g)(h)	2,530	447
Series 2006-13 Class DS, 11.100% - 1 month U.S. LIBOR 10.9444% 3/20/36 (c)(h)	2,504	3,036
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.5623% 6/16/37 (c)(h)	663	1,074
Series 2009-13 Class E, 4.5% 3/16/39	2,164	2,330
Series 2009-42 Class AY, 5% 6/16/37	1,481	1,609
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8437% 2/16/40 (c)(g)(h)	1,839	256
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4313% 5/20/60 (c)(d)(i)	5,254	5,246
Series 2011-52 Class HI, 7% 4/16/41 (g)	367	67
Series 2011-54 Class SA, 6.000% - 1 month U.S. LIBOR 5.8963% 4/20/41 (c)(g)(h)	4,057	711
Series 2012-103 Class IL, 3% 8/20/27 (g)	12,344	671
Series 2012-75 Class SA, 6.050% - 1 month U.S. LIBOR 5.9463% 6/20/42 (c)(g)(h)	8,028	1,534
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5937% 6/16/42 (c)(g)(h)	1,302	236
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 8.5284% 4/20/39 (c)(h)	119	120
Series 2013-149 Class MA, 2.5% 5/20/40	16,461	16,795
Series 2013-182 Class IQ, 4.5% 12/16/43 (g)	3,585	587
Series 2013-39 Class GS, 9.500% - 1 month U.S. LIBOR 9.2926% 3/20/41 (c)(h)	16,177	17,914
Series 2014-133 Class IB, 5% 9/20/44 (g)	3,484	644
Series 2014-146 Class EI, 5% 10/20/44 (g)	6,634	1,246
Series 2014-154 Class IO, 5% 10/20/44 (g)	1,345	248
Series 2014-158 Class ID, 5% 10/20/44 (g)	5,856	1,130
Series 2014-178 Class IO, 5% 11/20/44 (g)	8,307	1,540
Series 2014-2 Class BA, 3% 1/20/44	4,429	4,548
Series 2014-21 Class HA, 3% 2/20/44	1,632	1,675
Series 2014-25 Class HC, 3% 2/20/44	2,804	2,849
Series 2014-5 Class A, 3% 1/20/44	2,465	2,507
Series 2015-117 Class KI, 5% 8/20/45 (g)	8,008	1,463
Series 2015-14 Class IO, 5% 10/20/44 (g)	9,127	1,679
Series 2015-79 Class IC, 5% 5/20/45 (g)	4,348	795
Series 2015-H21:
Class HZ, 4.3861% 6/20/63 (c)(i)	1,051	1,105
Class JZ, 4.3126% 6/20/65 (c)(i)	528	548
Series 2016-146 Class AL, 5.7793% 5/20/40 (c)	2,724	3,096
Series 2016-17 Class A, 3% 2/16/46	17,645	17,954
Series 2016-171 Class BI, 5% 10/20/44 (g)	8,092	1,520
Series 2017-186 Class HK, 3% 11/16/45	8,285	8,481
Series 2017-75 Class PT, 5.7315% 4/20/47 (c)	10,151	11,520
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.56% 8/20/66 (c)(d)(i)	14,371	14,244
		515,671
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $519,493)		515,671

Commercial Mortgage Securities - 0.0%
Freddie Mac floater Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2897% 3/25/31 (c)(d)	1,100	1,099
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (c)(g)	322	0
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.9927% 9/16/42 (c)(g)	1,558	2
Series 2002-62 Class IO, 1.0808% 8/16/42 (c)(g)	1,407	1
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $6,270)		1,102
	Shares	Value (000s)

Money Market Funds - 36.5%
Fidelity Cash Central Fund 0.08% (j)
(Cost $1,236,663)	1,236,415,439	1,236,663
TOTAL INVESTMENT IN SECURITIES - 158.1%
(Cost $5,348,123)		5,353,946
NET OTHER ASSETS (LIABILITIES) - (58.1)%		(1,967,296)
NET ASSETS - 100%		$3,386,650

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
2% 2/1/52	$(70,550)	$(69,742)
2% 2/1/52	(70,550)	(69,742)
2% 2/1/52	(43,050)	(42,557)
3% 2/1/52	(36,750)	(37,618)
3.5% 2/1/52	(8,250)	(8,544)
3.5% 2/1/52	(3,400)	(3,521)
3.5% 2/1/52	(850)	(880)
3.5% 2/1/52	(4,950)	(5,127)
3.5% 2/1/52	(13,550)	(14,034)
3.5% 2/1/52	(4,450)	(4,609)
3.5% 2/1/52	(2,950)	(3,055)
3.5% 2/1/52	(3,150)	(3,262)
3.5% 2/1/52	(500)	(518)

TOTAL GINNIE MAE		(263,209)

Uniform Mortgage Backed Securities
1.5% 2/1/52	(3,000)	(2,837)
1.5% 2/1/52	(800)	(757)
2.5% 2/1/52	(8,000)	(7,987)
2.5% 2/1/52	(8,000)	(7,987)
2.5% 2/1/52	(5,600)	(5,591)
2.5% 2/1/52	(100)	(100)
2.5% 2/1/52	(2,400)	(2,396)
2.5% 2/1/52	(4,500)	(4,493)
2.5% 2/1/52	(3,400)	(3,394)
2.5% 2/1/52	(6,850)	(6,839)
3% 2/1/52	(11,950)	(12,211)
3% 2/1/52	(3,950)	(4,036)
3% 2/1/52	(11,950)	(12,211)
3% 2/1/52	(3,950)	(4,036)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(74,875)

TOTAL TBA SALE COMMITMENTS
(Proceeds $337,227)		$(338,084)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	436	March 2022	$94,462	$2	$2
CBOT 5-Year U.S. Treasury Note Contracts (United States)	227	March 2022	27,059	0	0

TOTAL PURCHASED					2

Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,544	March 2022	197,584	3,945	3,945
CBOT Long Term U.S. Treasury Bond Contracts (United States)	388	March 2022	60,383	226	226

TOTAL SOLD					4,171

TOTAL FUTURES CONTRACTS					$4,173

The notional amount of futures purchased as a percentage of Net Assets is 3.6%

The notional amount of futures sold as a percentage of Net Assets is 7.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $495,592,918.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
1%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2027	$42,022	$(632)	$0	$(632)
1.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2032	21,887	(586)	0	(586)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2052	4,374	(272)	0	(272)

TOTAL INTEREST RATE SWAPS							$(1,490)	$0	$(1,490)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,316,000.

 (b) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $10,082,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,550,000.

 (g) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$800,226	$944,903	$508,466	$372	$--	$--	$1,236,663	2.2%
Fidelity Securities Lending Cash Central Fund 0.08%	--	59,838	59,838	2	--	--	--	0.0%
Total	$800,226	$1,004,741	$568,304	$374	$--	$--	$1,236,663

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$4,627	$--	$4,627	$--
U.S. Government Agency - Mortgage Securities	3,595,883	--	3,595,883	--
Collateralized Mortgage Obligations	515,671	--	515,671	--
Commercial Mortgage Securities	1,102	--	1,102	--
Money Market Funds	1,236,663	1,236,663	--	--
Total Investments in Securities:	$5,353,946	$1,236,663	$4,117,283	$--
Derivative Instruments:
Assets
Futures Contracts	$4,173	$4,173	$--	$--
Total Assets	$4,173	$4,173	$--	$--
Liabilities
Futures Contracts	$--	$--	$--	$--
Swaps	(1,490)	--	(1,490)	--
Total Liabilities	$(1,490)	$--	$(1,490)	$--
Total Derivative Instruments:	$2,683	$4,173	$(1,490)	$--
Other Financial Instruments:
TBA Sale Commitments	$(338,084)	$--	$(338,084)	$--
Total Other Financial Instruments:	$(338,084)	$--	$(338,084)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$4,173	$0
Swaps(b)	0	(1,490)
Total Interest Rate Risk	0	(1,490)
Total Value of Derivatives	$4,173	$(1,490)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,111,460)	$4,117,283
Fidelity Central Funds (cost $1,236,663)	1,236,663
Total Investment in Securities (cost $5,348,123)		$5,353,946
Receivable for investments sold		52
Receivable for TBA sale commitments		337,227
Receivable for fund shares sold		2,585
Interest receivable		5,847
Distributions receivable from Fidelity Central Funds		88
Receivable for daily variation margin on futures contracts		29
Other receivables		120
Total assets		5,699,894
Liabilities
TBA sale commitments, at value	$338,084
Payable for investments purchased on a delayed delivery basis	1,969,539
Payable for fund shares redeemed	3,853
Distributions payable	441
Accrued management fee	846
Payable for daily variation margin on centrally cleared OTC swaps	19
Other affiliated payables	438
Other payables and accrued expenses	24
Total liabilities		2,313,244
Net Assets		$3,386,650
Net Assets consist of:
Paid in capital		$3,419,176
Total accumulated earnings (loss)		(32,526)
Net Assets		$3,386,650
Net Asset Value, offering price and redemption price per share ($3,386,650 ÷ 296,429 shares)		$11.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2022 (Unaudited)
Investment Income
Interest		$21,511
Income from Fidelity Central Funds (including $2 from security lending)		374
Total income		21,885
Expenses
Management fee	$5,441
Transfer agent fees	1,835
Fund wide operations fee	981
Independent trustees' fees and expenses	1
Total expenses before reductions	8,258
Total expenses after reductions		8,258
Net investment income (loss)		13,627
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(26,044)
Futures contracts	7,845
Swaps	(431)
Written options	818
Total net realized gain (loss)		(17,812)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(67,171)
Futures contracts	3,964
Swaps	(2,707)
Written options	(778)
TBA sale commitments	(95)
Total change in net unrealized appreciation (depreciation)		(66,787)
Net gain (loss)		(84,599)
Net increase (decrease) in net assets resulting from operations		$(70,972)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,627	$35,021
Net realized gain (loss)	(17,812)	37,373
Change in net unrealized appreciation (depreciation)	(66,787)	(58,670)
Net increase (decrease) in net assets resulting from operations	(70,972)	13,724
Distributions to shareholders	(24,749)	(37,284)
Share transactions
Proceeds from sales of shares	116,937	765,072
Reinvestment of distributions	22,197	33,374
Cost of shares redeemed	(614,358)	(1,120,159)
Net increase (decrease) in net assets resulting from share transactions	(475,224)	(321,713)
Total increase (decrease) in net assets	(570,945)	(345,273)
Net Assets
Beginning of period	3,957,595	4,302,868
End of period	$3,386,650	$3,957,595
Other Information
Shares
Sold	10,109	64,991
Issued in reinvestment of distributions	1,913	2,834
Redeemed	(52,888)	(95,273)
Net increase (decrease)	(40,866)	(27,448)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity GNMA Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.80	$11.51	$11.12	$11.45	$11.70
Income from Investment Operations
Net investment income (loss)A,B	.043	.097	.229	.292	.257	.235
Net realized and unrealized gain (loss)	(.274)	(.065)	.307	.371	(.337)	(.215)
Total from investment operations	(.231)	.032	.536	.663	(.080)	.020
Distributions from net investment income	(.052)	(.093)C	(.246)	(.273)	(.250)	(.224)
Distributions from net realized gain	(.027)	(.009)C	–	–	–	(.041)
Tax return of capital	–	–	–	–	–	(.005)
Total distributions	(.079)	(.102)	(.246)	(.273)	(.250)	(.270)
Net asset value, end of period	$11.42	$11.73	$11.80	$11.51	$11.12	$11.45
Total ReturnD,E	(1.98)%	.27%	4.71%	6.04%	(.71)%	.19%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.45%H	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%H	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%H	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.74%H	.83%	1.96%	2.60%	2.28%	2.04%
Supplemental Data
Net assets, end of period (in millions)	$3,387	$3,958	$4,303	$4,172	$4,321	$5,216
Portfolio turnover rateI	873%H	593%	561%	420%	252%	270%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity GNMA Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity GNMA Fund	$23

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$46,665
Gross unrealized depreciation	(38,239)
Net unrealized appreciation (depreciation)	$8,426
Tax cost	$5,348,203

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$7,845	$3,964
Purchase Options	(8)	(58)
Swaps	(431)	(2,707)
Written Options	818	(778)
Totals	$8,224	$421

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity GNMA Fund	1,075,004	1,039,689

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity GNMA Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity GNMA Fund	$–(a)	$–	$–

 (a) Amount represents less than five hundred dollars.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity GNMA Fund	.45%
Actual		$1,000.00	$980.20	$2.25
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity GNMA Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total expense ratio ranked below the similar sales load structure group competitive median and below the ASPG median for 2020.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

MOG-SANN-0422
1.930529.110

Fidelity Managed Retirement Income Fund℠
Fidelity Managed Retirement 2010 Fund℠
Fidelity Managed Retirement 2015 Fund℠
Fidelity Managed Retirement 2020 Fund℠
Fidelity Managed Retirement 2025 Fund℠
Fidelity Managed Retirement 2030 Fund℠

Semi-Annual Report

January 31, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Fidelity Managed Retirement Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2025 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2030 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Managed Retirement Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2022

% of fund's net assets
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12.1
Fidelity Series Investment Grade Bond Fund	11.6
Fidelity Series Government Bond Index Fund	11.0
Fidelity Series Treasury Bill Index Fund	8.9
Fidelity Series Investment Grade Securitized Fund	8.1
Fidelity Series Corporate Bond Fund	8.0
Fidelity Series Emerging Markets Opportunities Fund	5.8
Fidelity Series Inflation-Protected Bond Index Fund	4.0
Fidelity Series Short-Term Credit Fund	3.0
Fidelity Series Government Money Market Fund 0.1%	3.0
75.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	8.5%
International Equity Funds	13.9%
Bond Funds	62.7%
Short-Term Funds	14.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement Income Fund℠

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 8.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	21,718	$317,083
Fidelity Series Commodity Strategy Fund (a)	97,604	433,360
Fidelity Series Large Cap Growth Index Fund (a)	11,621	205,577
Fidelity Series Large Cap Stock Fund (a)	11,404	217,353
Fidelity Series Large Cap Value Index Fund (a)	27,671	420,597
Fidelity Series Small Cap Opportunities Fund (a)	7,788	105,453
Fidelity Series Value Discovery Fund (a)	9,355	152,855
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,636,970)		1,852,278

International Equity Funds - 13.9%
Fidelity Series Canada Fund (a)	12,071	175,393
Fidelity Series Emerging Markets Fund (a)	13,525	139,311
Fidelity Series Emerging Markets Opportunities Fund (a)	60,575	1,251,472
Fidelity Series International Growth Fund (a)	22,403	389,809
Fidelity Series International Index Fund (a)	13,679	161,279
Fidelity Series International Small Cap Fund (a)	6,409	122,402
Fidelity Series International Value Fund (a)	34,288	384,709
Fidelity Series Overseas Fund (a)	29,468	388,389
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,773,787)		3,012,764

Bond Funds - 62.7%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	263,249	2,629,853
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	17,698	173,263
Fidelity Series Corporate Bond Fund (a)	162,780	1,731,979
Fidelity Series Emerging Markets Debt Fund (a)	12,658	111,901
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,961	37,429
Fidelity Series Floating Rate High Income Fund (a)	2,332	21,571
Fidelity Series Government Bond Index Fund (a)	228,955	2,378,843
Fidelity Series High Income Fund (a)	13,753	126,945
Fidelity Series Inflation-Protected Bond Index Fund (a)	82,520	862,332
Fidelity Series International Credit Fund (a)	894	8,703
Fidelity Series International Developed Markets Bond Index Fund (a)	52,260	506,922
Fidelity Series Investment Grade Bond Fund (a)	221,025	2,515,266
Fidelity Series Investment Grade Securitized Fund (a)	173,705	1,757,899
Fidelity Series Long-Term Treasury Bond Index Fund (a)	78,792	645,307
Fidelity Series Real Estate Income Fund (a)	6,763	77,777
TOTAL BOND FUNDS
(Cost $13,629,586)		13,585,990

Short-Term Funds - 14.9%
Fidelity Series Government Money Market Fund 0.1% (a)(b)	646,688	646,688
Fidelity Series Short-Term Credit Fund (a)	65,045	647,194
Fidelity Series Treasury Bill Index Fund (a)	194,007	1,940,074
TOTAL SHORT-TERM FUNDS
(Cost $3,235,755)		3,233,956
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $21,276,098)		21,684,988
NET OTHER ASSETS (LIABILITIES) - 0.0%		(545)
NET ASSETS - 100%		$21,684,443

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$2,774,748	$127,327	$15,063	$(676)	$(16,892)	$2,629,853
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	538,988	361,539	1,593	(3,124)	(1,062)	173,263
Fidelity Series Blue Chip Growth Fund	305,614	179,620	87,502	65,946	(2,580)	(78,069)	317,083
Fidelity Series Canada Fund	143,413	46,245	19,895	3,926	(162)	5,792	175,393
Fidelity Series Commodity Strategy Fund	588,241	259,439	284,959	186,479	(49,569)	(79,792)	433,360
Fidelity Series Corporate Bond Fund	1,830,594	263,245	252,947	28,372	(4,189)	(104,724)	1,731,979
Fidelity Series Emerging Markets Debt Fund	119,000	18,246	18,800	2,781	(655)	(5,890)	111,901
Fidelity Series Emerging Markets Debt Local Currency Fund	38,669	8,344	6,016	1,569	(370)	(3,198)	37,429
Fidelity Series Emerging Markets Fund	127,986	40,214	17,299	4,522	(543)	(11,047)	139,311
Fidelity Series Emerging Markets Opportunities Fund	1,175,276	477,392	169,630	146,759	(10,647)	(220,919)	1,251,472
Fidelity Series Floating Rate High Income Fund	23,067	3,647	5,242	541	(64)	163	21,571
Fidelity Series Government Bond Index Fund	2,312,193	393,241	241,828	13,039	(2,660)	(82,103)	2,378,843
Fidelity Series Government Money Market Fund 0.1%	1,067,298	103,885	524,495	354	--	--	646,688
Fidelity Series High Income Fund	137,235	20,554	25,466	4,185	(416)	(4,962)	126,945
Fidelity Series Inflation-Protected Bond Index Fund	2,615,921	331,506	1,991,499	94,119	107,352	(200,948)	862,332
Fidelity Series International Credit Fund	8,972	113	--	113	--	(382)	8,703
Fidelity Series International Developed Markets Bond Index Fund	--	540,841	25,995	276	(266)	(7,658)	506,922
Fidelity Series International Growth Fund	341,984	162,520	58,647	31,997	(2,091)	(53,957)	389,809
Fidelity Series International Index Fund	141,976	49,717	22,470	4,221	(228)	(7,716)	161,279
Fidelity Series International Small Cap Fund	119,991	41,923	13,576	16,737	(919)	(25,017)	122,402
Fidelity Series International Value Fund	339,171	116,995	70,256	20,072	(665)	(536)	384,709
Fidelity Series Investment Grade Bond Fund	2,522,667	374,312	278,661	31,344	(4,564)	(98,488)	2,515,266
Fidelity Series Investment Grade Securitized Fund	1,740,283	254,135	183,922	9,464	(1,298)	(51,299)	1,757,899
Fidelity Series Large Cap Growth Index Fund	194,958	65,233	50,901	5,555	1,639	(5,352)	205,577
Fidelity Series Large Cap Stock Fund	214,616	68,198	57,938	19,913	(1,023)	(6,500)	217,353
Fidelity Series Large Cap Value Index Fund	415,427	133,029	117,701	26,470	(600)	(9,558)	420,597
Fidelity Series Long-Term Treasury Bond Index Fund	657,097	141,389	116,555	8,326	(8,601)	(28,023)	645,307
Fidelity Series Overseas Fund	342,812	139,662	66,022	11,879	(618)	(27,445)	388,389
Fidelity Series Real Estate Income Fund	82,828	11,889	14,981	2,930	(111)	(1,848)	77,777
Fidelity Series Short-Term Credit Fund	915,344	99,405	349,111	9,194	(3,546)	(14,898)	647,194
Fidelity Series Small Cap Opportunities Fund	103,098	53,566	24,792	26,554	(1,894)	(24,525)	105,453
Fidelity Series Treasury Bill Index Fund	2,973,135	290,400	1,323,461	694	(96)	96	1,940,074
Fidelity Series Value Discovery Fund	152,669	44,757	38,748	13,305	(369)	(5,454)	152,855
	$21,751,535	$8,047,398	$6,948,181	$808,292	$6,447	$(1,172,211)	$21,684,988

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,852,278	$1,852,278	$--	$--
International Equity Funds	3,012,764	3,012,764	--	--
Bond Funds	13,585,990	13,585,990	--	--
Short-Term Funds	3,233,956	3,233,956	--	--
Total Investments in Securities:	$21,684,988	$21,684,988	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $21,276,098)	$21,684,988
Total Investment in Securities (cost $21,276,098)		$21,684,988
Cash		14
Receivable for investments sold		582,737
Receivable for fund shares sold		87
Total assets		22,267,826
Liabilities
Payable for investments purchased	$567,821
Payable for fund shares redeemed	7,318
Accrued management fee	8,092
Distribution and service plan fees payable	152
Total liabilities		583,383
Net Assets		$21,684,443
Net Assets consist of:
Paid in capital		$21,158,293
Total accumulated earnings (loss)		526,150
Net Assets		$21,684,443
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($737,379 ÷ 12,218.28 shares)(a)		$60.35
Maximum offering price per share (100/94.25 of $60.35)		$64.03
Fidelity Managed Retirement Income:
Net Asset Value, offering price and redemption price per share ($19,740,828 ÷ 327,143.40 shares)		$60.34
Class K:
Net Asset Value, offering price and redemption price per share ($113,215 ÷ 1,875.59 shares)		$60.36
Class K6:
Net Asset Value, offering price and redemption price per share ($735,134 ÷ 12,177.40 shares)		$60.37
Class I:
Net Asset Value, offering price and redemption price per share ($244,390 ÷ 4,045.68 shares)		$60.41
Class Z6:
Net Asset Value, offering price and redemption price per share ($113,497 ÷ 1,880.96 shares)		$60.34

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$498,866
Expenses
Management fee	$49,594
Distribution and service plan fees	870
Independent trustees' fees and expenses	37
Total expenses		50,501
Net investment income (loss)		448,365
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	6,447
Capital gain distributions from underlying funds:
Affiliated issuers	309,426
Total net realized gain (loss)		315,873
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,172,211)
Total change in net unrealized appreciation (depreciation)		(1,172,211)
Net gain (loss)		(856,338)
Net increase (decrease) in net assets resulting from operations		$(407,973)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$448,365	$134,176
Net realized gain (loss)	315,873	416,083
Change in net unrealized appreciation (depreciation)	(1,172,211)	722,533
Net increase (decrease) in net assets resulting from operations	(407,973)	1,272,792
Distributions to shareholders	(747,885)	(380,031)
Share transactions - net increase (decrease)	1,089,272	5,492,802
Total increase (decrease) in net assets	(66,586)	6,385,563
Net Assets
Beginning of period	21,751,029	15,365,466
End of period	$21,684,443	$21,751,029

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement Income Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$63.52	$60.44	$57.74	$57.55	$61.00	$59.02
Income from Investment Operations
Net investment income (loss)A,B	1.169	.309	.684	1.029	.884	.756
Net realized and unrealized gain (loss)	(2.344)	4.009	3.226	1.594	.494	2.008
Total from investment operations	(1.175)	4.318	3.910	2.623	1.378	2.764
Distributions from net investment income	(1.160)	(.329)	(.776)	(1.047)	(.853)	(.717)
Distributions from net realized gain	(.835)	(.909)	(.434)	(1.386)	(3.975)	(.067)
Total distributions	(1.995)	(1.238)	(1.210)	(2.433)	(4.828)	(.784)
Net asset value, end of period	$60.35	$63.52	$60.44	$57.74	$57.55	$61.00
Total ReturnC,D,E	(1.91)%	7.21%	6.86%	4.78%	2.35%	4.73%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.70%H	.70%	.70%	.71%	.71%I	.32%
Expenses net of fee waivers, if any	.70%H	.70%	.70%	.71%	.71%I	.32%
Expenses net of all reductions	.70%H	.70%	.70%	.71%	.71%I	.32%
Net investment income (loss)	3.75%H	.50%	1.18%	1.83%	1.51%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$737	$716	$453	$177	$147	$287
Portfolio turnover rateJ	62%H	31%	62%K	68%	19%	111%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$63.52	$60.42	$57.73	$57.54	$61.00	$59.01
Income from Investment Operations
Net investment income (loss)A,B	1.248	.464	.829	1.170	1.024	.905
Net realized and unrealized gain (loss)	(2.349)	4.011	3.220	1.589	.512	2.003
Total from investment operations	(1.101)	4.475	4.049	2.759	1.536	2.908
Distributions from net investment income	(1.244)	(.466)	(.925)	(1.183)	(1.021)	(.851)
Distributions from net realized gain	(.835)	(.909)	(.434)	(1.386)	(3.975)	(.067)
Total distributions	(2.079)	(1.375)	(1.359)	(2.569)	(4.996)	(.918)
Net asset value, end of period	$60.34	$63.52	$60.42	$57.73	$57.54	$61.00
Total ReturnC,D	(1.79)%	7.48%	7.12%	5.04%	2.63%	4.98%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.45%G	.45%	.45%	.46%	.47%	.07%
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.46%	.47%	.07%
Expenses net of all reductions	.45%G	.45%	.45%	.46%	.46%	.07%
Net investment income (loss)	4.00%G	.75%	1.43%	2.08%	1.76%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$19,741	$19,995	$13,965	$6,060	$6,734	$10,828
Portfolio turnover rateH	62%G	31%	62%I	68%	19%	111%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$63.54	$60.43	$57.81
Income from Investment Operations
Net investment income (loss)B,C	1.279	.526	.889
Net realized and unrealized gain (loss)	(2.350)	4.010	3.146
Total from investment operations	(1.071)	4.536	4.035
Distributions from net investment income	(1.274)	(.517)	(.981)
Distributions from net realized gain	(.835)	(.909)	(.434)
Total distributions	(2.109)	(1.426)	(1.415)
Net asset value, end of period	$60.36	$63.54	$60.43
Total ReturnD	(1.74)%	7.59%	7.09%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.35%G	.35%	.35%
Expenses net of fee waivers, if any	.35%G	.35%	.35%
Expenses net of all reductions	.35%G	.35%	.35%
Net investment income (loss)	4.10%G	.85%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$113	$115	$107
Portfolio turnover rateH	62%G	31%	62%I

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class K6

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$63.55	$60.42	$57.81
Income from Investment Operations
Net investment income (loss)B,C	1.305	.588	.941
Net realized and unrealized gain (loss)	(2.337)	4.005	3.151
Total from investment operations	(1.032)	4.593	4.092
Distributions from net investment income	(1.313)	(.554)	(1.048)
Distributions from net realized gain	(.835)	(.909)	(.434)
Total distributions	(2.148)	(1.463)	(1.482)
Net asset value, end of period	$60.37	$63.55	$60.42
Total ReturnD	(1.68)%	7.69%	7.20%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.25%G	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%
Net investment income (loss)	4.20%G	.95%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$735	$539	$434
Portfolio turnover rateH	62%G	31%	62%I

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$63.58	$60.48	$57.71	$57.52	$60.99	$58.99
Income from Investment Operations
Net investment income (loss)A,B	1.250	.464	.828	1.167	1.025	.906
Net realized and unrealized gain (loss)	(2.345)	4.011	3.233	1.593	.500	2.013
Total from investment operations	(1.095)	4.475	4.061	2.760	1.525	2.919
Distributions from net investment income	(1.240)	(.466)	(.857)	(1.184)	(1.020)	(.852)
Distributions from net realized gain	(.835)	(.909)	(.434)	(1.386)	(3.975)	(.067)
Total distributions	(2.075)	(1.375)	(1.291)	(2.570)	(4.995)	(.919)
Net asset value, end of period	$60.41	$63.58	$60.48	$57.71	$57.52	$60.99
Total ReturnC,D	(1.78)%	7.48%	7.14%	5.04%	2.62%	5.01%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.45%G	.45%	.45%	.46%	.46%H	.07%
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.46%	.46%H	.07%
Expenses net of all reductions	.45%G	.45%	.45%	.46%	.46%H	.07%
Net investment income (loss)	4.00%G	.75%	1.43%	2.08%	1.76%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$244	$270	$300	$96	$61	$94
Portfolio turnover rateI	62%G	31%	62%J	68%	19%	111%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class Z6

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$63.52	$60.41	$57.79
Income from Investment Operations
Net investment income (loss)B,C	1.310	.588	.947
Net realized and unrealized gain (loss)	(2.347)	4.008	3.145
Total from investment operations	(1.037)	4.596	4.092
Distributions from net investment income	(1.308)	(.577)	(1.038)
Distributions from net realized gain	(.835)	(.909)	(.434)
Total distributions	(2.143)	(1.486)	(1.472)
Net asset value, end of period	$60.34	$63.52	$60.41
Total ReturnD	(1.69)%	7.69%	7.20%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.25%G	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%
Net investment income (loss)	4.20%G	.95%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$113	$115	$107
Portfolio turnover rateH	62%G	31%	62%I

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	11.1
Fidelity Series Government Bond Index Fund	10.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.5
Fidelity Series Treasury Bill Index Fund	7.9
Fidelity Series Investment Grade Securitized Fund	7.7
Fidelity Series Corporate Bond Fund	7.6
Fidelity Series Emerging Markets Opportunities Fund	6.3
Fidelity Series Inflation-Protected Bond Index Fund	3.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series Large Cap Value Index Fund	2.8
71.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.3%
International Equity Funds	15.8%
Bond Funds	59.8%
Short-Term Funds	13.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2010 Fund℠

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 11.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	10,237	$149,466
Fidelity Series Commodity Strategy Fund (a)	32,181	142,883
Fidelity Series Large Cap Growth Index Fund (a)	5,482	96,971
Fidelity Series Large Cap Stock Fund (a)	5,374	102,422
Fidelity Series Large Cap Value Index Fund (a)	13,045	198,285
Fidelity Series Small Cap Opportunities Fund (a)	3,670	49,695
Fidelity Series Value Discovery Fund (a)	4,405	71,973
TOTAL DOMESTIC EQUITY FUNDS
(Cost $677,849)		811,695

International Equity Funds - 15.8%
Fidelity Series Canada Fund (a)	4,681	68,019
Fidelity Series Emerging Markets Fund (a)	4,853	49,983
Fidelity Series Emerging Markets Opportunities Fund (a)	21,722	448,776
Fidelity Series International Growth Fund (a)	8,691	151,217
Fidelity Series International Index Fund (a)	5,300	62,488
Fidelity Series International Small Cap Fund (a)	2,501	47,769
Fidelity Series International Value Fund (a)	13,247	148,633
Fidelity Series Overseas Fund (a)	11,428	150,627
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $982,436)		1,127,512

Bond Funds - 59.8%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	74,961	748,856
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	11,438	111,981
Fidelity Series Corporate Bond Fund (a)	51,354	546,402
Fidelity Series Emerging Markets Debt Fund (a)	4,172	36,881
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,306	12,343
Fidelity Series Floating Rate High Income Fund (a)	769	7,110
Fidelity Series Government Bond Index Fund (a)	72,242	750,599
Fidelity Series High Income Fund (a)	4,532	41,833
Fidelity Series Inflation-Protected Bond Index Fund (a)	24,955	260,778
Fidelity Series International Credit Fund (a)	615	5,990
Fidelity Series International Developed Markets Bond Index Fund (a)	16,903	163,958
Fidelity Series Investment Grade Bond Fund (a)	69,741	793,655
Fidelity Series Investment Grade Securitized Fund (a)	54,813	554,706
Fidelity Series Long-Term Treasury Bond Index Fund (a)	26,576	217,654
Fidelity Series Real Estate Income Fund (a)	2,228	25,621
TOTAL BOND FUNDS
(Cost $4,222,744)		4,278,367

Short-Term Funds - 13.1%
Fidelity Series Government Money Market Fund 0.1% (a)(b)	188,135	188,135
Fidelity Series Short-Term Credit Fund (a)	18,923	188,285
Fidelity Series Treasury Bill Index Fund (a)	56,443	564,426
TOTAL SHORT-TERM FUNDS
(Cost $941,021)		940,846
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,824,050)		7,158,420
NET OTHER ASSETS (LIABILITIES) - 0.0%		(165)
NET ASSETS - 100%		$7,158,255

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$786,085	$32,147	$4,375	$(283)	$(4,799)	$748,856
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	189,325	74,560	826	(1,135)	(1,649)	111,981
Fidelity Series Blue Chip Growth Fund	165,049	69,014	44,462	33,976	1,768	(41,903)	149,466
Fidelity Series Canada Fund	62,904	11,804	9,140	1,569	129	2,322	68,019
Fidelity Series Commodity Strategy Fund	208,548	74,947	95,706	64,643	(8,387)	(36,519)	142,883
Fidelity Series Corporate Bond Fund	618,891	44,005	81,200	9,255	2,311	(37,605)	546,402
Fidelity Series Emerging Markets Debt Fund	41,887	3,232	6,013	951	(673)	(1,552)	36,881
Fidelity Series Emerging Markets Debt Local Currency Fund	13,557	1,980	1,974	527	(91)	(1,129)	12,343
Fidelity Series Emerging Markets Fund	49,667	10,236	5,628	1,671	(144)	(4,148)	49,983
Fidelity Series Emerging Markets Opportunities Fund	462,107	128,162	56,115	53,866	(3,378)	(82,000)	448,776
Fidelity Series Floating Rate High Income Fund	8,062	753	1,740	184	(38)	73	7,110
Fidelity Series Government Bond Index Fund	781,464	70,998	74,395	4,263	(617)	(26,851)	750,599
Fidelity Series Government Money Market Fund 0.1%	331,584	9,060	152,509	107	--	--	188,135
Fidelity Series High Income Fund	48,672	3,567	8,640	1,427	(202)	(1,564)	41,833
Fidelity Series Inflation-Protected Bond Index Fund	851,662	48,783	610,646	29,268	63,556	(92,577)	260,778
Fidelity Series International Credit Fund	6,175	78	--	78	--	(263)	5,990
Fidelity Series International Developed Markets Bond Index Fund	--	174,265	7,730	91	(89)	(2,488)	163,958
Fidelity Series International Growth Fund	150,155	44,484	21,341	12,761	(455)	(21,626)	151,217
Fidelity Series International Index Fund	62,272	12,590	9,272	1,688	(148)	(2,954)	62,488
Fidelity Series International Small Cap Fund	52,722	11,624	6,531	6,663	(295)	(9,751)	47,769
Fidelity Series International Value Fund	148,917	32,481	32,619	8,005	(120)	(26)	148,633
Fidelity Series Investment Grade Bond Fund	852,859	61,376	87,184	10,235	(1,019)	(32,377)	793,655
Fidelity Series Investment Grade Securitized Fund	588,327	41,306	57,899	3,073	(534)	(16,494)	554,706
Fidelity Series Large Cap Growth Index Fund	105,291	19,569	26,634	2,712	5,843	(7,098)	96,971
Fidelity Series Large Cap Stock Fund	115,906	17,980	27,562	10,324	2,103	(6,005)	102,422
Fidelity Series Large Cap Value Index Fund	224,375	32,572	54,321	12,896	6,144	(10,485)	198,285
Fidelity Series Long-Term Treasury Bond Index Fund	232,966	32,401	35,177	2,872	166	(12,702)	217,654
Fidelity Series Overseas Fund	150,520	35,580	24,720	4,727	285	(11,038)	150,627
Fidelity Series Real Estate Income Fund	29,365	1,871	4,965	996	85	(735)	25,621
Fidelity Series Short-Term Credit Fund	283,966	11,349	101,478	2,769	(358)	(5,194)	188,285
Fidelity Series Small Cap Opportunities Fund	55,682	20,977	13,639	13,782	404	(13,729)	49,695
Fidelity Series Treasury Bill Index Fund	923,262	25,356	384,192	209	204	(204)	564,426
Fidelity Series Value Discovery Fund	82,452	12,987	20,777	6,501	1,570	(4,259)	71,973
	$7,709,266	$2,040,797	$2,170,916	$307,290	$66,602	$(487,329)	$7,158,420

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$811,695	$811,695	$--	$--
International Equity Funds	1,127,512	1,127,512	--	--
Bond Funds	4,278,367	4,278,367	--	--
Short-Term Funds	940,846	940,846	--	--
Total Investments in Securities:	$7,158,420	$7,158,420	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $6,824,050)	$7,158,420
Total Investment in Securities (cost $6,824,050)		$7,158,420
Cash		55
Receivable for investments sold		303,029
Receivable for fund shares sold		5,724
Total assets		7,467,228
Liabilities
Payable for investments purchased	$117,828
Payable for fund shares redeemed	188,291
Accrued management fee	2,777
Distribution and service plan fees payable	77
Total liabilities		308,973
Net Assets		$7,158,255
Net Assets consist of:
Paid in capital		$6,747,122
Total accumulated earnings (loss)		411,133
Net Assets		$7,158,255
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($367,610 ÷ 6,343.67 shares)(a)		$57.95
Maximum offering price per share (100/94.25 of $57.95)		$61.49
Fidelity Managed Retirement 2010:
Net Asset Value, offering price and redemption price per share ($6,216,047 ÷ 107,183.76 shares)		$57.99
Class K:
Net Asset Value, offering price and redemption price per share ($116,099 ÷ 2,002.64 shares)		$57.97
Class K6:
Net Asset Value, offering price and redemption price per share ($170,405 ÷ 2,939.12 shares)		$57.98
Class I:
Net Asset Value, offering price and redemption price per share ($110,553 ÷ 1,906.65 shares)		$57.98
Class Z6:
Net Asset Value, offering price and redemption price per share ($177,541 ÷ 3,062.92 shares)		$57.96

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$173,028
Expenses
Management fee	$17,261
Distribution and service plan fees	480
Independent trustees' fees and expenses	13
Total expenses		17,754
Net investment income (loss)		155,274
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	66,602
Capital gain distributions from underlying funds:
Affiliated issuers	134,262
Total net realized gain (loss)		200,864
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(487,329)
Total change in net unrealized appreciation (depreciation)		(487,329)
Net gain (loss)		(286,465)
Net increase (decrease) in net assets resulting from operations		$(131,191)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$155,274	$64,937
Net realized gain (loss)	200,864	332,786
Change in net unrealized appreciation (depreciation)	(487,329)	333,793
Net increase (decrease) in net assets resulting from operations	(131,191)	731,516
Distributions to shareholders	(432,876)	(260,185)
Share transactions - net increase (decrease)	13,223	(643,530)
Total increase (decrease) in net assets	(550,844)	(172,199)
Net Assets
Beginning of period	7,709,099	7,881,298
End of period	$7,158,255	$7,709,099

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2010 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$62.41	$58.79	$56.34	$56.78	$63.87	$60.07
Income from Investment Operations
Net investment income (loss)A,B	1.148	.342	.777	.979	.808	.789
Net realized and unrealized gain (loss)	(2.244)	5.126	3.204	1.401	1.278	4.240
Total from investment operations	(1.096)	5.468	3.981	2.380	2.086	5.029
Distributions from net investment income	(1.138)	(.379)	(.812)	(1.001)	(.794)	(.754)
Distributions from net realized gain	(2.226)	(1.469)	(.719)	(1.819)	(8.382)	(.475)
Total distributions	(3.364)	(1.848)	(1.531)	(2.820)	(9.176)	(1.229)
Net asset value, end of period	$57.95	$62.41	$58.79	$56.34	$56.78	$63.87
Total ReturnC,D,E	(1.87)%	9.46%	7.19%	4.47%	3.60%	8.51%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.71%H	.71%	.71%	.75%	.78%	.33%
Expenses net of fee waivers, if any	.71%H	.71%	.71%	.75%	.78%	.33%
Expenses net of all reductions	.71%H	.71%	.71%	.75%	.78%	.33%
Net investment income (loss)	3.79%H	.56%	1.37%	1.78%	1.40%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$368	$394	$188	$202	$133	$136
Portfolio turnover rateI	54%H	41%	45%	62%	21%	117%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$62.47	$58.82	$56.37	$56.80	$63.88	$60.07
Income from Investment Operations
Net investment income (loss)A,B	1.225	.493	.920	1.113	.955	.942
Net realized and unrealized gain (loss)	(2.248)	5.129	3.204	1.402	1.280	4.236
Total from investment operations	(1.023)	5.622	4.124	2.515	2.235	5.178
Distributions from net investment income	(1.231)	(.503)	(.955)	(1.126)	(.933)	(.893)
Distributions from net realized gain	(2.226)	(1.469)	(.719)	(1.819)	(8.382)	(.475)
Total distributions	(3.457)	(1.972)	(1.674)	(2.945)	(9.315)	(1.368)
Net asset value, end of period	$57.99	$62.47	$58.82	$56.37	$56.80	$63.88
Total ReturnC,D	(1.75)%	9.73%	7.46%	4.73%	3.87%	8.78%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.46%G	.46%	.46%	.50%	.53%	.08%
Expenses net of fee waivers, if any	.46%G	.46%	.46%	.50%	.53%	.08%
Expenses net of all reductions	.46%G	.46%	.46%	.50%	.53%	.08%
Net investment income (loss)	4.04%G	.81%	1.62%	2.02%	1.65%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$6,216	$6,728	$7,144	$9,091	$9,054	$11,140
Portfolio turnover rateH	54%G	41%	45%	62%	21%	117%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$62.45	$58.81	$56.39
Income from Investment Operations
Net investment income (loss)B,C	1.254	.554	.976
Net realized and unrealized gain (loss)	(2.243)	5.122	3.182
Total from investment operations	(.989)	5.676	4.158
Distributions from net investment income	(1.265)	(.567)	(1.019)
Distributions from net realized gain	(2.226)	(1.469)	(.719)
Total distributions	(3.491)	(2.036)	(1.738)
Net asset value, end of period	$57.97	$62.45	$58.81
Total ReturnD,E	(1.69)%	9.83%	7.52%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.36%H	.36%	.36%
Expenses net of fee waivers, if any	.36%H	.36%	.36%
Expenses net of all reductions	.36%H	.36%	.36%
Net investment income (loss)	4.14%H	.91%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$116	$118	$108
Portfolio turnover rateI	54%H	41%	45%

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class K6

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$62.46	$58.82	$56.39
Income from Investment Operations
Net investment income (loss)B,C	1.284	.615	1.029
Net realized and unrealized gain (loss)	(2.240)	5.120	3.191
Total from investment operations	(.956)	5.735	4.220
Distributions from net investment income	(1.298)	(.626)	(1.071)
Distributions from net realized gain	(2.226)	(1.469)	(.719)
Total distributions	(3.524)	(2.095)	(1.790)
Net asset value, end of period	$57.98	$62.46	$58.82
Total ReturnD,E	(1.64)%	9.94%	7.64%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.26%H	.26%	.26%
Expenses net of fee waivers, if any	.26%H	.26%	.26%
Expenses net of all reductions	.26%H	.26%	.26%
Net investment income (loss)	4.24%H	1.01%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$170	$174	$160
Portfolio turnover rateI	54%H	41%	45%

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$62.46	$58.82	$56.36	$56.79	$63.88	$60.07
Income from Investment Operations
Net investment income (loss)A,B	1.224	.493	.919	1.105	.950	.942
Net realized and unrealized gain (loss)	(2.247)	5.120	3.213	1.414	1.280	4.238
Total from investment operations	(1.023)	5.613	4.132	2.519	2.230	5.180
Distributions from net investment income	(1.231)	(.504)	(.953)	(1.130)	(.938)	(.895)
Distributions from net realized gain	(2.226)	(1.469)	(.719)	(1.819)	(8.382)	(.475)
Total distributions	(3.457)	(1.973)	(1.672)	(2.949)	(9.320)	(1.370)
Net asset value, end of period	$57.98	$62.46	$58.82	$56.36	$56.79	$63.88
Total ReturnC,D	(1.75)%	9.72%	7.47%	4.74%	3.86%	8.78%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.46%G	.46%	.46%	.50%	.53%	.08%
Expenses net of fee waivers, if any	.46%G	.46%	.46%	.50%	.53%	.08%
Expenses net of all reductions	.46%G	.46%	.46%	.50%	.53%	.08%
Net investment income (loss)	4.04%G	.81%	1.62%	2.03%	1.65%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$111	$113	$113	$110	$35	$33
Portfolio turnover rateH	54%G	41%	45%	62%	21%	117%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class Z6

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$62.45	$58.81	$56.38
Income from Investment Operations
Net investment income (loss)B,C	1.284	.614	1.029
Net realized and unrealized gain (loss)	(2.250)	5.122	3.191
Total from investment operations	(.966)	5.736	4.220
Distributions from net investment income	(1.298)	(.627)	(1.071)
Distributions from net realized gain	(2.226)	(1.469)	(.719)
Total distributions	(3.524)	(2.096)	(1.790)
Net asset value, end of period	$57.96	$62.45	$58.81
Total ReturnD,E	(1.66)%	9.94%	7.64%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.26%H	.26%	.26%
Expenses net of fee waivers, if any	.26%H	.26%	.26%
Expenses net of all reductions	.26%H	.26%	.26%
Net investment income (loss)	4.24%H	1.01%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$178	$183	$169
Portfolio turnover rateI	54%H	41%	45%

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	10.3
Fidelity Series Government Bond Index Fund	9.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8.0
Fidelity Series Investment Grade Securitized Fund	7.2
Fidelity Series Corporate Bond Fund	7.1
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Treasury Bill Index Fund	6.2
Fidelity Series Large Cap Value Index Fund	4.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Series Inflation-Protected Bond Index Fund	3.1
65.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.7%
International Equity Funds	18.7%
Bond Funds	55.3%
Short-Term Funds	10.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2015 Fund℠

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	17,956	$262,160
Fidelity Series Commodity Strategy Fund (a)	38,248	169,820
Fidelity Series Large Cap Growth Index Fund (a)	9,613	170,060
Fidelity Series Large Cap Stock Fund (a)	9,428	179,705
Fidelity Series Large Cap Value Index Fund (a)	22,874	347,682
Fidelity Series Small Cap Opportunities Fund (a)	6,438	87,171
Fidelity Series Value Discovery Fund (a)	7,729	126,294
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,122,215)		1,342,892

International Equity Funds - 18.7%
Fidelity Series Canada Fund (a)	6,920	100,550
Fidelity Series Emerging Markets Fund (a)	6,497	66,919
Fidelity Series Emerging Markets Opportunities Fund (a)	29,082	600,824
Fidelity Series International Growth Fund (a)	12,762	222,053
Fidelity Series International Index Fund (a)	7,785	91,785
Fidelity Series International Small Cap Fund (a)	3,663	69,958
Fidelity Series International Value Fund (a)	19,417	217,853
Fidelity Series Overseas Fund (a)	16,783	221,194
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,374,975)		1,591,136

Bond Funds - 55.3%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	68,488	684,197
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	23,463	229,704
Fidelity Series Corporate Bond Fund (a)	56,675	603,017
Fidelity Series Emerging Markets Debt Fund (a)	4,960	43,848
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,552	14,668
Fidelity Series Floating Rate High Income Fund (a)	914	8,453
Fidelity Series Government Bond Index Fund (a)	79,718	828,268
Fidelity Series High Income Fund (a)	5,386	49,717
Fidelity Series Inflation-Protected Bond Index Fund (a)	25,141	262,723
Fidelity Series International Credit Fund (a)	267	2,604
Fidelity Series International Developed Markets Bond Index Fund (a)	20,561	199,443
Fidelity Series Investment Grade Bond Fund (a)	76,955	875,753
Fidelity Series Investment Grade Securitized Fund (a)	60,482	612,080
Fidelity Series Long-Term Treasury Bond Index Fund (a)	32,625	267,197
Fidelity Series Real Estate Income Fund (a)	2,649	30,468
TOTAL BOND FUNDS
(Cost $4,729,098)		4,712,140

Short-Term Funds - 10.3%
Fidelity Series Government Money Market Fund 0.1% (a)(b)	176,036	176,036
Fidelity Series Short-Term Credit Fund (a)	17,706	176,174
Fidelity Series Treasury Bill Index Fund (a)	52,811	528,105
TOTAL SHORT-TERM FUNDS
(Cost $880,708)		880,315
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,106,996)		8,526,483
NET OTHER ASSETS (LIABILITIES) - 0.0%		(438)
NET ASSETS - 100%		$8,526,045

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$706,265	$17,626	$3,764	$(70)	$(4,372)	$684,197
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	246,855	11,591	1,421	(235)	(5,325)	229,704
Fidelity Series Blue Chip Growth Fund	289,125	118,834	76,221	59,003	280	(69,858)	262,160
Fidelity Series Canada Fund	94,119	15,353	12,424	2,210	111	3,391	100,550
Fidelity Series Commodity Strategy Fund	241,470	86,636	106,103	75,020	(13,398)	(38,785)	169,820
Fidelity Series Corporate Bond Fund	661,972	53,384	74,625	9,796	(1,322)	(36,392)	603,017
Fidelity Series Emerging Markets Debt Fund	48,903	3,469	5,962	1,094	(161)	(2,401)	43,848
Fidelity Series Emerging Markets Debt Local Currency Fund	16,020	1,971	1,943	593	(97)	(1,283)	14,668
Fidelity Series Emerging Markets Fund	67,670	11,796	6,973	2,152	(151)	(5,423)	66,919
Fidelity Series Emerging Markets Opportunities Fund	613,000	171,684	74,276	68,660	(2,695)	(106,889)	600,824
Fidelity Series Floating Rate High Income Fund	9,394	808	1,790	211	(15)	56	8,453
Fidelity Series Government Bond Index Fund	833,826	87,426	63,656	4,525	(435)	(28,893)	828,268
Fidelity Series Government Money Market Fund 0.1%	304,584	7,346	135,894	98	--	--	176,036
Fidelity Series High Income Fund	56,358	4,179	8,713	1,637	(206)	(1,901)	49,717
Fidelity Series Inflation-Protected Bond Index Fund	863,559	46,258	619,149	28,207	42,398	(70,343)	262,723
Fidelity Series International Credit Fund	2,685	33	--	34	--	(114)	2,604
Fidelity Series International Developed Markets Bond Index Fund	--	208,023	5,434	108	(45)	(3,101)	199,443
Fidelity Series International Growth Fund	224,175	60,579	31,070	17,933	(152)	(31,479)	222,053
Fidelity Series International Index Fund	93,177	15,464	12,328	2,377	(105)	(4,423)	91,785
Fidelity Series International Small Cap Fund	78,585	15,212	9,671	9,339	(40)	(14,128)	69,958
Fidelity Series International Value Fund	222,330	42,048	46,385	11,250	(156)	16	217,853
Fidelity Series Investment Grade Bond Fund	912,167	75,704	76,477	10,841	(762)	(34,879)	875,753
Fidelity Series Investment Grade Securitized Fund	628,793	51,629	50,174	3,261	(648)	(17,520)	612,080
Fidelity Series Large Cap Growth Index Fund	184,445	33,934	46,062	4,534	10,904	(13,161)	170,060
Fidelity Series Large Cap Stock Fund	203,037	29,179	45,529	17,830	3,020	(10,002)	179,705
Fidelity Series Large Cap Value Index Fund	393,040	59,523	97,349	21,593	11,737	(19,269)	347,682
Fidelity Series Long-Term Treasury Bond Index Fund	269,756	50,657	38,339	3,338	(2,823)	(12,054)	267,197
Fidelity Series Overseas Fund	224,717	48,524	36,512	6,642	750	(16,285)	221,194
Fidelity Series Real Estate Income Fund	34,002	2,134	4,907	1,142	63	(824)	30,468
Fidelity Series Short-Term Credit Fund	261,084	9,981	89,845	2,508	(805)	(4,241)	176,174
Fidelity Series Small Cap Opportunities Fund	97,537	36,840	23,900	24,045	177	(23,483)	87,171
Fidelity Series Treasury Bill Index Fund	848,774	20,906	341,575	190	(90)	90	528,105
Fidelity Series Value Discovery Fund	144,435	20,192	33,760	10,875	2,640	(7,213)	126,294
	$8,922,739	$2,342,826	$2,206,263	$406,231	$47,669	$(580,488)	$8,526,483

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,342,892	$1,342,892	$--	$--
International Equity Funds	1,591,136	1,591,136	--	--
Bond Funds	4,712,140	4,712,140	--	--
Short-Term Funds	880,315	880,315	--	--
Total Investments in Securities:	$8,526,483	$8,526,483	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $8,106,996)	$8,526,483
Total Investment in Securities (cost $8,106,996)		$8,526,483
Cash		5
Receivable for investments sold		205,884
Receivable for fund shares sold		3,682
Total assets		8,736,054
Liabilities
Payable for investments purchased	$186,493
Payable for fund shares redeemed	20,000
Accrued management fee	3,224
Distribution and service plan fees payable	292
Total liabilities		210,009
Net Assets		$8,526,045
Net Assets consist of:
Paid in capital		$8,017,357
Total accumulated earnings (loss)		508,688
Net Assets		$8,526,045
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,390,738 ÷ 24,568.87 shares)(a)		$56.61
Maximum offering price per share (100/94.25 of $56.61)		$60.06
Fidelity Managed Retirement 2015:
Net Asset Value, offering price and redemption price per share ($6,393,841 ÷ 112,871.40 shares)		$56.65
Class K:
Net Asset Value, offering price and redemption price per share ($119,715 ÷ 2,113.53 shares)		$56.64
Class K6:
Net Asset Value, offering price and redemption price per share ($201,493 ÷ 3,557.29 shares)		$56.64
Class I:
Net Asset Value, offering price and redemption price per share ($300,238 ÷ 5,299.12 shares)		$56.66
Class Z6:
Net Asset Value, offering price and redemption price per share ($120,020 ÷ 2,117.80 shares)		$56.67

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$201,971
Expenses
Management fee	$19,908
Distribution and service plan fees	1,801
Independent trustees' fees and expenses	15
Total expenses		21,724
Net investment income (loss)		180,247
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	47,669
Capital gain distributions from underlying funds:
Affiliated issuers	204,260
Total net realized gain (loss)		251,929
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(580,488)
Total change in net unrealized appreciation (depreciation)		(580,488)
Net gain (loss)		(328,559)
Net increase (decrease) in net assets resulting from operations		$(148,312)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$180,247	$63,221
Net realized gain (loss)	251,929	266,675
Change in net unrealized appreciation (depreciation)	(580,488)	588,936
Net increase (decrease) in net assets resulting from operations	(148,312)	918,832
Distributions to shareholders	(435,761)	(244,092)
Share transactions - net increase (decrease)	187,829	1,466,878
Total increase (decrease) in net assets	(396,244)	2,141,618
Net Assets
Beginning of period	8,922,289	6,780,671
End of period	$8,526,045	$8,922,289

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2015 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$60.51	$55.51	$53.13	$53.98	$64.42	$59.82
Income from Investment Operations
Net investment income (loss)A,B	1.145	.335	.690	.887	.739	.798
Net realized and unrealized gain (loss)	(2.169)	6.385	3.244	1.236	1.737	4.786
Total from investment operations	(1.024)	6.720	3.934	2.123	2.476	5.584
Distributions from net investment income	(1.147)	(.369)	(.769)	(.884)	(.726)	(.755)
Distributions from net realized gain	(1.729)	(1.351)	(.785)	(2.089)	(12.190)	(.229)
Total distributions	(2.876)	(1.720)	(1.554)	(2.973)	(12.916)	(.984)
Net asset value, end of period	$56.61	$60.51	$55.51	$53.13	$53.98	$64.42
Total ReturnC,D,E	(1.80)%	12.31%	7.54%	4.26%	4.46%	9.45%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.71%H	.72%	.72%	.78%	.83%	.33%
Expenses net of fee waivers, if any	.71%H	.72%	.72%	.78%	.83%	.33%
Expenses net of all reductions	.71%H	.72%	.72%	.78%	.82%	.33%
Net investment income (loss)	3.87%H	.58%	1.30%	1.71%	1.34%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$1,391	$1,461	$1,024	$244	$246	$289
Portfolio turnover rateI	50%H	32%	61%	67%	20%	106%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$60.56	$55.53	$53.11	$53.97	$64.41	$59.81
Income from Investment Operations
Net investment income (loss)A,B	1.220	.481	.825	1.017	.879	.950
Net realized and unrealized gain (loss)	(2.178)	6.395	3.250	1.226	1.740	4.778
Total from investment operations	(.958)	6.876	4.075	2.243	2.619	5.728
Distributions from net investment income	(1.223)	(.495)	(.870)	(1.014)	(.869)	(.899)
Distributions from net realized gain	(1.729)	(1.351)	(.785)	(2.089)	(12.190)	(.229)
Total distributions	(2.952)	(1.846)	(1.655)	(3.103)	(13.059)	(1.128)
Net asset value, end of period	$56.65	$60.56	$55.53	$53.11	$53.97	$64.41
Total ReturnC,D	(1.69)%	12.60%	7.83%	4.50%	4.73%	9.71%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.46%G	.47%	.47%	.53%	.58%	.08%
Expenses net of fee waivers, if any	.46%G	.47%	.47%	.53%	.58%	.08%
Expenses net of all reductions	.46%G	.47%	.47%	.53%	.57%	.08%
Net investment income (loss)	4.12%G	.83%	1.55%	1.96%	1.59%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$6,394	$6,736	$5,155	$4,087	$3,714	$4,885
Portfolio turnover rateH	50%G	32%	61%	67%	20%	106%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$60.55	$55.52	$53.08
Income from Investment Operations
Net investment income (loss)B,C	1.249	.539	.879
Net realized and unrealized gain (loss)	(2.176)	6.392	3.270
Total from investment operations	(.927)	6.931	4.149
Distributions from net investment income	(1.254)	(.550)	(.924)
Distributions from net realized gain	(1.729)	(1.351)	(.785)
Total distributions	(2.983)	(1.901)	(1.709)
Net asset value, end of period	$56.64	$60.55	$55.52
Total ReturnD	(1.63)%	12.71%	7.98%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.36%G	.37%	.37%
Expenses net of fee waivers, if any	.36%G	.37%	.37%
Expenses net of all reductions	.36%G	.37%	.37%
Net investment income (loss)	4.22%G	.93%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$120	$122	$108
Portfolio turnover rateH	50%G	32%	61%

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class K6

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$60.56	$55.53	$53.08
Income from Investment Operations
Net investment income (loss)B,C	1.279	.597	.932
Net realized and unrealized gain (loss)	(2.178)	6.391	3.274
Total from investment operations	(.899)	6.988	4.206
Distributions from net investment income	(1.292)	(.607)	(.971)
Distributions from net realized gain	(1.729)	(1.351)	(.785)
Total distributions	(3.021)	(1.958)	(1.756)
Net asset value, end of period	$56.64	$60.56	$55.53
Total ReturnD	(1.59)%	12.82%	8.09%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.26%G	.27%	.27%
Expenses net of fee waivers, if any	.26%G	.27%	.27%
Expenses net of all reductions	.26%G	.27%	.27%
Net investment income (loss)	4.32%G	1.03%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$201	$204	$112
Portfolio turnover rateH	50%G	32%	61%

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$60.57	$55.54	$53.12	$53.98	$64.42	$59.81
Income from Investment Operations
Net investment income (loss)A,B	1.218	.481	.827	1.015	.877	.951
Net realized and unrealized gain (loss)	(2.170)	6.390	3.242	1.227	1.742	4.788
Total from investment operations	(.952)	6.871	4.069	2.242	2.619	5.739
Distributions from net investment income	(1.229)	(.490)	(.864)	(1.013)	(.869)	(.900)
Distributions from net realized gain	(1.729)	(1.351)	(.785)	(2.089)	(12.190)	(.229)
Total distributions	(2.958)	(1.841)	(1.649)	(3.102)	(13.059)	(1.129)
Net asset value, end of period	$56.66	$60.57	$55.54	$53.12	$53.98	$64.42
Total ReturnC,D	(1.68)%	12.59%	7.81%	4.50%	4.73%	9.73%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.46%G	.47%	.47%	.53%	.58%	.08%
Expenses net of fee waivers, if any	.46%G	.47%	.47%	.53%	.58%	.08%
Expenses net of all reductions	.46%G	.47%	.47%	.53%	.57%	.08%
Net investment income (loss)	4.12%G	.83%	1.55%	1.97%	1.59%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$300	$278	$274	$287	$185	$252
Portfolio turnover rateH	50%G	32%	61%	67%	20%	106%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class Z6

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$60.58	$55.55	$53.09
Income from Investment Operations
Net investment income (loss)B,C	1.279	.597	.932
Net realized and unrealized gain (loss)	(2.173)	6.390	3.276
Total from investment operations	(.894)	6.987	4.208
Distributions from net investment income	(1.287)	(.606)	(.963)
Distributions from net realized gain	(1.729)	(1.351)	(.785)
Total distributions	(3.016)	(1.957)	(1.748)
Net asset value, end of period	$56.67	$60.58	$55.55
Total ReturnD	(1.58)%	12.81%	8.09%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.26%G	.27%	.27%
Expenses net of fee waivers, if any	.26%G	.27%	.27%
Expenses net of all reductions	.26%G	.27%	.27%
Net investment income (loss)	4.32%G	1.03%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$120	$122	$108
Portfolio turnover rateH	50%G	32%	61%

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	9.5
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Investment Grade Securitized Fund	6.6
Fidelity Series Corporate Bond Fund	6.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.6
Fidelity Series Large Cap Value Index Fund	5.4
Fidelity Series Treasury Bill Index Fund	4.5
Fidelity Series Blue Chip Growth Fund	4.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.8
62.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	20.1%
International Equity Funds	21.5%
Bond Funds	50.9%
Short-Term Funds	7.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2020 Fund℠

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 20.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	33,961	$495,827
Fidelity Series Commodity Strategy Fund (a)	54,855	243,555
Fidelity Series Large Cap Growth Index Fund (a)	18,152	321,104
Fidelity Series Large Cap Stock Fund (a)	17,795	339,166
Fidelity Series Large Cap Value Index Fund (a)	43,191	656,502
Fidelity Series Small Cap Opportunities Fund (a)	12,157	164,600
Fidelity Series Value Discovery Fund (a)	14,593	238,450
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,129,033)		2,459,204

International Equity Funds - 21.5%
Fidelity Series Canada Fund (a)	11,781	171,182
Fidelity Series Emerging Markets Fund (a)	10,333	106,429
Fidelity Series Emerging Markets Opportunities Fund (a)	46,251	955,552
Fidelity Series International Growth Fund (a)	21,744	378,347
Fidelity Series International Index Fund (a)	13,314	156,968
Fidelity Series International Small Cap Fund (a)	6,223	118,868
Fidelity Series International Value Fund (a)	33,069	371,030
Fidelity Series Overseas Fund (a)	28,595	376,876
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,391,850)		2,635,252

Bond Funds - 50.9%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	68,757	686,885
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	47,673	466,721
Fidelity Series Corporate Bond Fund (a)	75,047	798,496
Fidelity Series Emerging Markets Debt Fund (a)	7,115	62,892
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,226	21,036
Fidelity Series Floating Rate High Income Fund (a)	1,311	12,123
Fidelity Series Government Bond Index Fund (a)	105,553	1,096,700
Fidelity Series High Income Fund (a)	7,727	71,318
Fidelity Series Inflation-Protected Bond Index Fund (a)	30,840	322,273
Fidelity Series International Credit Fund (a)	214	2,087
Fidelity Series International Developed Markets Bond Index Fund (a)	29,659	287,689
Fidelity Series Investment Grade Bond Fund (a)	101,900	1,159,618
Fidelity Series Investment Grade Securitized Fund (a)	80,086	810,468
Fidelity Series Long-Term Treasury Bond Index Fund (a)	48,416	396,526
Fidelity Series Real Estate Income Fund (a)	3,800	43,697
TOTAL BOND FUNDS
(Cost $6,294,242)		6,238,529

Short-Term Funds - 7.5%
Fidelity Series Government Money Market Fund 0.1% (a)(b)	184,141	184,141
Fidelity Series Short-Term Credit Fund (a)	18,522	184,293
Fidelity Series Treasury Bill Index Fund (a)	55,242	552,424
TOTAL SHORT-TERM FUNDS
(Cost $921,734)		920,858
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,736,859)		12,253,843
NET OTHER ASSETS (LIABILITIES) - 0.0%		(327)
NET ASSETS - 100%		$12,253,516

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$738,228	$46,814	$3,728	$(191)	$(4,338)	$686,885
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	509,176	31,044	2,851	(750)	(10,661)	466,721
Fidelity Series Blue Chip Growth Fund	572,453	257,526	197,010	116,201	(4,117)	(133,025)	495,827
Fidelity Series Canada Fund	170,880	35,698	41,049	3,773	(194)	5,847	171,182
Fidelity Series Commodity Strategy Fund	361,100	149,780	188,068	112,708	(22,922)	(56,335)	243,555
Fidelity Series Corporate Bond Fund	909,734	137,272	197,955	13,050	(3,301)	(47,254)	798,496
Fidelity Series Emerging Markets Debt Fund	73,167	9,956	16,534	1,585	(446)	(3,251)	62,892
Fidelity Series Emerging Markets Debt Local Currency Fund	24,215	4,258	5,459	848	(197)	(1,781)	21,036
Fidelity Series Emerging Markets Fund	113,777	24,684	22,880	3,449	(1,027)	(8,125)	106,429
Fidelity Series Emerging Markets Opportunities Fund	1,029,116	327,036	224,308	109,209	(11,282)	(165,010)	955,552
Fidelity Series Floating Rate High Income Fund	14,358	1,859	4,159	307	5	60	12,123
Fidelity Series Government Bond Index Fund	1,148,964	202,047	214,879	6,041	(3,486)	(35,946)	1,096,700
Fidelity Series Government Money Market Fund 0.1%	335,922	26,610	178,391	104	--	--	184,141
Fidelity Series High Income Fund	84,265	11,882	21,805	2,366	(175)	(2,849)	71,318
Fidelity Series Inflation-Protected Bond Index Fund	1,145,419	106,349	895,037	34,739	34,512	(68,970)	322,273
Fidelity Series International Credit Fund	2,151	28	--	27	--	(92)	2,087
Fidelity Series International Developed Markets Bond Index Fund	--	313,580	21,287	155	(204)	(4,400)	287,689
Fidelity Series International Growth Fund	406,816	123,944	97,417	30,566	(777)	(54,219)	378,347
Fidelity Series International Index Fund	169,158	35,281	39,447	4,059	(382)	(7,642)	156,968
Fidelity Series International Small Cap Fund	142,609	32,378	31,840	15,893	58	(24,337)	118,868
Fidelity Series International Value Fund	403,483	93,586	125,546	19,175	(688)	195	371,030
Fidelity Series Investment Grade Bond Fund	1,253,672	195,343	241,611	14,441	(2,351)	(45,435)	1,159,618
Fidelity Series Investment Grade Securitized Fund	864,637	132,817	162,671	4,340	(1,710)	(22,605)	810,468
Fidelity Series Large Cap Growth Index Fund	365,184	82,419	121,022	8,476	9,694	(15,171)	321,104
Fidelity Series Large Cap Stock Fund	402,019	82,240	129,931	34,698	(2,730)	(12,432)	339,166
Fidelity Series Large Cap Value Index Fund	778,109	159,799	266,274	40,747	2,193	(17,325)	656,502
Fidelity Series Long-Term Treasury Bond Index Fund	403,340	114,369	98,932	4,892	(5,445)	(16,806)	396,526
Fidelity Series Overseas Fund	407,786	102,579	105,957	11,321	938	(28,470)	376,876
Fidelity Series Real Estate Income Fund	50,843	6,647	12,656	1,672	(10)	(1,127)	43,697
Fidelity Series Short-Term Credit Fund	288,074	27,051	125,459	2,656	(1,260)	(4,113)	184,293
Fidelity Series Small Cap Opportunities Fund	193,119	81,648	63,591	47,642	(5,228)	(41,348)	164,600
Fidelity Series Treasury Bill Index Fund	936,079	75,156	458,811	203	(201)	201	552,424
Fidelity Series Value Discovery Fund	285,980	56,653	95,096	20,560	17	(9,104)	238,450
	$13,336,429	$4,257,879	$4,482,940	$672,482	$(21,657)	$(835,868)	$12,253,843

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$2,459,204	$2,459,204	$--	$--
International Equity Funds	2,635,252	2,635,252	--	--
Bond Funds	6,238,529	6,238,529	--	--
Short-Term Funds	920,858	920,858	--	--
Total Investments in Securities:	$12,253,843	$12,253,843	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $11,736,859)	$12,253,843
Total Investment in Securities (cost $11,736,859)		$12,253,843
Cash		40
Receivable for investments sold		267,490
Receivable for fund shares sold		12,017
Total assets		12,533,390
Liabilities
Payable for investments purchased	$271,579
Payable for fund shares redeemed	3,425
Accrued management fee	4,740
Distribution and service plan fees payable	130
Total liabilities		279,874
Net Assets		$12,253,516
Net Assets consist of:
Paid in capital		$11,631,513
Total accumulated earnings (loss)		622,003
Net Assets		$12,253,516
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($639,312 ÷ 11,357.80 shares)(a)		$56.29
Maximum offering price per share (100/94.25 of $56.29)		$59.72
Fidelity Managed Retirement 2020:
Net Asset Value, offering price and redemption price per share ($10,303,642 ÷ 182,742.55 shares)		$56.38
Class K:
Net Asset Value, offering price and redemption price per share ($123,161 ÷ 2,183.73 shares)		$56.40
Class K6:
Net Asset Value, offering price and redemption price per share ($759,682 ÷ 13,470.37 shares)		$56.40
Class I:
Net Asset Value, offering price and redemption price per share ($304,250 ÷ 5,393.37 shares)		$56.41
Class Z6:
Net Asset Value, offering price and redemption price per share ($123,469 ÷ 2,189.03 shares)		$56.40

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$301,916
Expenses
Management fee	$29,295
Distribution and service plan fees	810
Independent trustees' fees and expenses	21
Total expenses		30,126
Net investment income (loss)		271,790
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(21,657)
Capital gain distributions from underlying funds:
Affiliated issuers	370,566
Total net realized gain (loss)		348,909
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(835,868)
Total change in net unrealized appreciation (depreciation)		(835,868)
Net gain (loss)		(486,959)
Net increase (decrease) in net assets resulting from operations		$(215,169)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$271,790	$78,901
Net realized gain (loss)	348,909	281,375
Change in net unrealized appreciation (depreciation)	(835,868)	938,443
Net increase (decrease) in net assets resulting from operations	(215,169)	1,298,719
Distributions to shareholders	(563,478)	(302,488)
Share transactions - net increase (decrease)	(303,937)	5,156,666
Total increase (decrease) in net assets	(1,082,584)	6,152,897
Net Assets
Beginning of period	13,336,100	7,183,203
End of period	$12,253,516	$13,336,100

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2020 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$59.83	$53.77	$51.34	$52.52	$62.67	$57.92
Income from Investment Operations
Net investment income (loss)A,B	1.179	.327	.639	.783	.676	.776
Net realized and unrealized gain (loss)	(2.170)	7.664	3.282	1.134	2.152	5.041
Total from investment operations	(.991)	7.991	3.921	1.917	2.828	5.817
Distributions from net investment income	(1.197)	(.409)	(.754)	(.822)	(.685)	(.706)
Distributions from net realized gain	(1.352)	(1.522)	(.737)	(2.275)	(12.293)	(.361)
Total distributions	(2.549)	(1.931)	(1.491)	(3.097)	(12.978)	(1.067)
Net asset value, end of period	$56.29	$59.83	$53.77	$51.34	$52.52	$62.67
Total ReturnC,D,E	(1.76)%	15.15%	7.76%	4.02%	5.29%	10.19%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.72%H	.72%	.72%	.81%	.87%	.34%
Expenses net of fee waivers, if any	.72%H	.72%	.72%	.81%	.87%	.34%
Expenses net of all reductions	.72%H	.72%	.72%	.81%	.87%	.34%
Net investment income (loss)	4.00%H	.57%	1.26%	1.57%	1.26%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$639	$678	$155	$20	$17	$17
Portfolio turnover rateI	67%H	35%	69%	86%	19%	115%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$59.92	$53.81	$51.35	$52.53	$62.67	$57.92
Income from Investment Operations
Net investment income (loss)A,B	1.255	.470	.777	.916	.818	.909
Net realized and unrealized gain (loss)	(2.180)	7.671	3.281	1.125	2.145	5.058
Total from investment operations	(.925)	8.141	4.058	2.041	2.963	5.967
Distributions from net investment income	(1.263)	(.509)	(.861)	(.946)	(.810)	(.856)
Distributions from net realized gain	(1.352)	(1.522)	(.737)	(2.275)	(12.293)	(.361)
Total distributions	(2.615)	(2.031)	(1.598)	(3.221)	(13.103)	(1.217)
Net asset value, end of period	$56.38	$59.92	$53.81	$51.35	$52.53	$62.67
Total ReturnC,D	(1.64)%	15.44%	8.04%	4.28%	5.56%	10.47%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.47%G	.47%	.47%	.55%	.62%	.10%
Expenses net of fee waivers, if any	.47%G	.47%	.47%	.55%	.62%	.10%
Expenses net of all reductions	.47%G	.47%	.47%	.55%	.61%	.10%
Net investment income (loss)	4.25%G	.82%	1.51%	1.83%	1.52%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$10,304	$11,460	$6,193	$4,303	$3,139	$4,314
Portfolio turnover rateH	67%G	35%	69%	86%	19%	115%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$59.93	$53.82	$51.28
Income from Investment Operations
Net investment income (loss)B,C	1.284	.526	.829
Net realized and unrealized gain (loss)	(2.169)	7.661	3.357
Total from investment operations	(.885)	8.187	4.186
Distributions from net investment income	(1.293)	(.555)	(.909)
Distributions from net realized gain	(1.352)	(1.522)	(.737)
Total distributions	(2.645)	(2.077)	(1.646)
Net asset value, end of period	$56.40	$59.93	$53.82
Total ReturnD,E	(1.58)%	15.53%	8.31%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.37%H	.37%	.37%
Expenses net of fee waivers, if any	.37%H	.37%	.37%
Expenses net of all reductions	.37%H	.37%	.37%
Net investment income (loss)	4.35%H	.92%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$123	$125	$108
Portfolio turnover rateI	67%H	35%	69%

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class K6

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$59.93	$53.82	$51.28
Income from Investment Operations
Net investment income (loss)B,C	1.308	.584	.869
Net realized and unrealized gain (loss)	(2.162)	7.661	3.369
Total from investment operations	(.854)	8.245	4.238
Distributions from net investment income	(1.324)	(.613)	(.961)
Distributions from net realized gain	(1.352)	(1.522)	(.737)
Total distributions	(2.676)	(2.135)	(1.698)
Net asset value, end of period	$56.40	$59.93	$53.82
Total ReturnD,E	(1.53)%	15.65%	8.42%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.27%H	.27%	.27%
Expenses net of fee waivers, if any	.27%H	.27%	.27%
Expenses net of all reductions	.27%H	.27%	.27%
Net investment income (loss)	4.45%H	1.02%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$760	$628	$406
Portfolio turnover rateI	67%H	35%	69%

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$59.95	$53.83	$51.35	$52.53	$62.67	$57.92
Income from Investment Operations
Net investment income (loss)A,B	1.255	.470	.779	.890	.812	.909
Net realized and unrealized gain (loss)	(2.182)	7.673	3.282	1.148	2.161	5.048
Total from investment operations	(.927)	8.143	4.061	2.038	2.973	5.957
Distributions from net investment income	(1.261)	(.501)	(.844)	(.943)	(.820)	(.846)
Distributions from net realized gain	(1.352)	(1.522)	(.737)	(2.275)	(12.293)	(.361)
Total distributions	(2.613)	(2.023)	(1.581)	(3.218)	(13.113)	(1.207)
Net asset value, end of period	$56.41	$59.95	$53.83	$51.35	$52.53	$62.67
Total ReturnC,D	(1.65)%	15.44%	8.05%	4.27%	5.58%	10.45%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.47%G	.47%	.47%	.55%	.62%	.10%
Expenses net of fee waivers, if any	.47%G	.47%	.47%	.55%	.62%	.10%
Expenses net of all reductions	.47%G	.47%	.47%	.55%	.61%	.10%
Net investment income (loss)	4.25%G	.82%	1.51%	1.83%	1.52%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$304	$320	$212	$291	$28	$26
Portfolio turnover rateH	67%G	35%	69%	86%	19%	115%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class Z6

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$59.94	$53.82	$51.28
Income from Investment Operations
Net investment income (loss)B,C	1.313	.583	.881
Net realized and unrealized gain (loss)	(2.175)	7.669	3.352
Total from investment operations	(.862)	8.252	4.233
Distributions from net investment income	(1.326)	(.610)	(.956)
Distributions from net realized gain	(1.352)	(1.522)	(.737)
Total distributions	(2.678)	(2.132)	(1.693)
Net asset value, end of period	$56.40	$59.94	$53.82
Total ReturnD,E	(1.54)%	15.66%	8.41%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.27%H	.27%	.27%
Expenses net of fee waivers, if any	.27%H	.27%	.27%
Expenses net of all reductions	.27%H	.27%	.27%
Net investment income (loss)	4.45%H	1.02%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$123	$125	$108
Portfolio turnover rateI	67%H	35%	69%

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	8.7
Fidelity Series Emerging Markets Opportunities Fund	8.5
Fidelity Series Government Bond Index Fund	8.2
Fidelity Series Large Cap Value Index Fund	6.5
Fidelity Series Investment Grade Securitized Fund	6.1
Fidelity Series Corporate Bond Fund	6.0
Fidelity Series Blue Chip Growth Fund	4.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series International Growth Fund	3.5
Fidelity Series Overseas Fund	3.5
60.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.0%
International Equity Funds	24.1%
Bond Funds	46.8%
Short-Term Funds	5.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2025 Fund℠

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 24.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	215,543	$3,146,934
Fidelity Series Commodity Strategy Fund (a)	285,071	1,265,716
Fidelity Series Large Cap Growth Index Fund (a)	115,239	2,038,587
Fidelity Series Large Cap Stock Fund (a)	112,866	2,151,231
Fidelity Series Large Cap Value Index Fund (a)	274,040	4,165,414
Fidelity Series Small Cap Opportunities Fund (a)	77,131	1,044,348
Fidelity Series Value Discovery Fund (a)	92,585	1,512,833
TOTAL DOMESTIC EQUITY FUNDS
(Cost $13,481,226)		15,325,063

International Equity Funds - 24.1%
Fidelity Series Canada Fund (a)	69,978	1,016,774
Fidelity Series Emerging Markets Fund (a)	58,589	603,471
Fidelity Series Emerging Markets Opportunities Fund (a)	262,271	5,418,527
Fidelity Series International Growth Fund (a)	129,474	2,252,852
Fidelity Series International Index Fund (a)	79,314	935,112
Fidelity Series International Small Cap Fund (a)	37,275	711,946
Fidelity Series International Value Fund (a)	196,651	2,206,420
Fidelity Series Overseas Fund (a)	170,260	2,244,032
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $14,352,455)		15,389,134

Bond Funds - 46.8%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	213,622	2,134,084
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	312,882	3,063,119
Fidelity Series Corporate Bond Fund (a)	359,876	3,829,079
Fidelity Series Emerging Markets Debt Fund (a)	36,970	326,811
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	11,569	109,326
Fidelity Series Floating Rate High Income Fund (a)	6,811	62,997
Fidelity Series Government Bond Index Fund (a)	506,191	5,259,322
Fidelity Series High Income Fund (a)	40,227	371,295
Fidelity Series Inflation-Protected Bond Index Fund (a)	134,359	1,404,048
Fidelity Series International Credit Fund (a)	1,429	13,918
Fidelity Series International Developed Markets Bond Index Fund (a)	153,795	1,491,808
Fidelity Series Investment Grade Bond Fund (a)	488,657	5,560,918
Fidelity Series Investment Grade Securitized Fund (a)	384,062	3,886,709
Fidelity Series Long-Term Treasury Bond Index Fund (a)	260,019	2,129,552
Fidelity Series Real Estate Income Fund (a)	19,744	227,057
TOTAL BOND FUNDS
(Cost $30,273,923)		29,870,043

Short-Term Funds - 5.1%
Fidelity Series Government Money Market Fund 0.1% (a)(b)	643,417	643,417
Fidelity Series Short-Term Credit Fund (a)	64,723	643,998
Fidelity Series Treasury Bill Index Fund (a)	193,025	1,930,249
TOTAL SHORT-TERM FUNDS
(Cost $3,222,218)		3,217,664
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $61,329,822)		63,801,904
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,248)
NET ASSETS - 100%		$63,800,656

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$2,208,310	$59,774	$11,307	$(193)	$(14,259)	$2,134,084
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	3,226,450	90,228	17,980	(1,493)	(71,610)	3,063,119
Fidelity Series Blue Chip Growth Fund	3,088,256	1,646,795	789,116	656,724	(14,947)	(784,054)	3,146,934
Fidelity Series Canada Fund	875,741	247,043	139,201	21,751	(394)	33,585	1,016,774
Fidelity Series Commodity Strategy Fund	1,607,889	795,094	782,413	518,582	(117,180)	(237,674)	1,265,716
Fidelity Series Corporate Bond Fund	3,769,558	873,515	581,771	59,155	(12,965)	(219,258)	3,829,079
Fidelity Series Emerging Markets Debt Fund	325,232	68,409	48,445	7,713	(1,180)	(17,205)	326,811
Fidelity Series Emerging Markets Debt Local Currency Fund	107,076	27,454	15,471	4,267	(982)	(8,751)	109,326
Fidelity Series Emerging Markets Fund	554,044	163,812	64,973	19,014	(1,062)	(48,350)	603,471
Fidelity Series Emerging Markets Opportunities Fund	5,016,459	2,039,119	676,779	600,436	(25,808)	(934,464)	5,418,527
Fidelity Series Floating Rate High Income Fund	63,058	13,490	13,808	1,490	(107)	364	62,997
Fidelity Series Government Bond Index Fund	4,761,207	1,231,788	553,819	27,314	(10,858)	(168,996)	5,259,322
Fidelity Series Government Money Market Fund 0.1%	1,030,062	135,526	522,171	345	--	--	643,417
Fidelity Series High Income Fund	375,256	83,535	71,995	11,599	(1,353)	(14,148)	371,295
Fidelity Series Inflation-Protected Bond Index Fund	4,463,097	645,664	3,558,220	148,620	130,484	(276,977)	1,404,048
Fidelity Series International Credit Fund	14,348	181	--	181	--	(611)	13,918
Fidelity Series International Developed Markets Bond Index Fund	--	1,561,225	45,940	784	(400)	(23,077)	1,491,808
Fidelity Series International Growth Fund	2,085,485	798,530	311,873	175,995	(4,430)	(314,860)	2,252,852
Fidelity Series International Index Fund	866,979	244,833	130,067	23,402	(1,391)	(45,242)	935,112
Fidelity Series International Small Cap Fund	730,992	223,273	99,354	91,456	(2,833)	(140,132)	711,946
Fidelity Series International Value Fund	2,068,383	636,825	493,228	110,406	(5,196)	(364)	2,206,420
Fidelity Series Investment Grade Bond Fund	5,194,657	1,235,115	649,794	65,518	(12,584)	(206,476)	5,560,918
Fidelity Series Investment Grade Securitized Fund	3,583,516	838,178	422,797	20,001	(5,243)	(106,945)	3,886,709
Fidelity Series Large Cap Growth Index Fund	1,970,127	590,094	483,452	51,881	37,557	(75,739)	2,038,587
Fidelity Series Large Cap Stock Fund	2,168,720	620,245	559,426	196,649	(8,622)	(69,686)	2,151,231
Fidelity Series Large Cap Value Index Fund	4,198,036	1,165,891	1,101,764	249,659	1,037	(97,786)	4,165,414
Fidelity Series Long-Term Treasury Bond Index Fund	1,796,166	738,839	293,011	24,492	(19,128)	(93,314)	2,129,552
Fidelity Series Overseas Fund	2,090,511	677,782	361,972	65,187	786	(163,075)	2,244,032
Fidelity Series Real Estate Income Fund	226,409	46,249	40,024	8,036	(392)	(5,185)	227,057
Fidelity Series Short-Term Credit Fund	882,979	135,781	356,586	8,922	(4,391)	(13,785)	643,998
Fidelity Series Small Cap Opportunities Fund	1,041,815	512,573	242,543	267,154	(14,678)	(252,819)	1,044,348
Fidelity Series Treasury Bill Index Fund	2,868,961	388,605	1,327,317	679	(958)	958	1,930,249
Fidelity Series Value Discovery Fund	1,542,742	424,551	398,611	126,176	(1,734)	(54,115)	1,512,833
	$59,367,761	$24,244,774	$15,285,943	$3,592,875	$(100,638)	$(4,424,050)	$63,801,904

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$15,325,063	$15,325,063	$--	$--
International Equity Funds	15,389,134	15,389,134	--	--
Bond Funds	29,870,043	29,870,043	--	--
Short-Term Funds	3,217,664	3,217,664	--	--
Total Investments in Securities:	$63,801,904	$63,801,904	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $61,329,822)	$63,801,904
Total Investment in Securities (cost $61,329,822)		$63,801,904
Cash		411
Receivable for investments sold		1,351,180
Receivable for fund shares sold		12,161
Total assets		65,165,656
Liabilities
Payable for investments purchased	$1,331,828
Payable for fund shares redeemed	7,652
Accrued management fee	25,126
Distribution and service plan fees payable	394
Total liabilities		1,365,000
Net Assets		$63,800,656
Net Assets consist of:
Paid in capital		$60,661,336
Total accumulated earnings (loss)		3,139,320
Net Assets		$63,800,656
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,883,955 ÷ 32,099.20 shares)(a)		$58.69
Maximum offering price per share (100/94.25 of $58.69)		$62.27
Fidelity Managed Retirement 2025:
Net Asset Value, offering price and redemption price per share ($58,758,403 ÷ 999,112.17 shares)		$58.81
Class K:
Net Asset Value, offering price and redemption price per share ($126,085 ÷ 2,143.05 shares)		$58.83
Class K6:
Net Asset Value, offering price and redemption price per share ($2,247,630 ÷ 38,211.97 shares)		$58.82
Class I:
Net Asset Value, offering price and redemption price per share ($658,184 ÷ 11,165.28 shares)		$58.95
Class Z6:
Net Asset Value, offering price and redemption price per share ($126,399 ÷ 2,144.96 shares)		$58.93

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,492,283
Expenses
Management fee	$147,231
Distribution and service plan fees	2,393
Independent trustees' fees and expenses	101
Total expenses		149,725
Net investment income (loss)		1,342,558
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(100,638)
Capital gain distributions from underlying funds:
Affiliated issuers	2,100,592
Total net realized gain (loss)		1,999,954
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(4,424,050)
Total change in net unrealized appreciation (depreciation)		(4,424,050)
Net gain (loss)		(2,424,096)
Net increase (decrease) in net assets resulting from operations		$(1,081,538)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,342,558	$399,107
Net realized gain (loss)	1,999,954	1,444,900
Change in net unrealized appreciation (depreciation)	(4,424,050)	5,220,582
Net increase (decrease) in net assets resulting from operations	(1,081,538)	7,064,589
Distributions to shareholders	(3,086,209)	(1,411,503)
Share transactions - net increase (decrease)	8,601,759	21,499,635
Total increase (decrease) in net assets	4,434,012	27,152,721
Net Assets
Beginning of period	59,366,644	32,213,923
End of period	$63,800,656	$59,366,644

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2025 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$62.69	$55.13	$52.89	$54.27	$64.30	$59.20
Income from Investment Operations
Net investment income (loss)A,B	1.254	.377	.692	.818	.678	.800
Net realized and unrealized gain (loss)	(2.258)	9.095	3.455	1.072	2.470	5.517
Total from investment operations	(1.004)	9.472	4.147	1.890	3.148	6.317
Distributions from net investment income	(1.266)	(.446)	(.756)	(.820)	(.654)	(.749)
Distributions from net realized gain	(1.730)	(1.466)	(1.151)	(2.450)	(12.524)	(.468)
Total distributions	(2.996)	(1.912)	(1.907)	(3.270)	(13.178)	(1.217)
Net asset value, end of period	$58.69	$62.69	$55.13	$52.89	$54.27	$64.30
Total ReturnC,D,E	(1.72)%	17.50%	8.01%	3.87%	5.74%	10.85%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.73%H	.73%	.73%	.84%	.91%	.35%
Expenses net of fee waivers, if any	.73%H	.73%	.73%	.84%	.91%	.35%
Expenses net of all reductions	.73%H	.73%	.73%	.84%	.91%	.35%
Net investment income (loss)	4.06%H	.63%	1.32%	1.59%	1.23%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$1,884	$1,867	$993	$556	$577	$592
Portfolio turnover rateI	49%H	27%	67%	48%	19%	108%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$62.80	$55.19	$52.92	$54.31	$64.34	$59.22
Income from Investment Operations
Net investment income (loss)A,B	1.333	.525	.825	.950	.820	.951
Net realized and unrealized gain (loss)	(2.266)	9.109	3.466	1.062	2.468	5.523
Total from investment operations	(.933)	9.634	4.291	2.012	3.288	6.474
Distributions from net investment income	(1.327)	(.558)	(.870)	(.952)	(.794)	(.886)
Distributions from net realized gain	(1.730)	(1.466)	(1.151)	(2.450)	(12.524)	(.468)
Total distributions	(3.057)	(2.024)	(2.021)	(3.402)	(13.318)	(1.354)
Net asset value, end of period	$58.81	$62.80	$55.19	$52.92	$54.31	$64.34
Total ReturnC,D	(1.61)%	17.79%	8.30%	4.11%	6.01%	11.13%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.48%G	.48%	.48%	.59%	.66%	.10%
Expenses net of fee waivers, if any	.48%G	.48%	.48%	.59%	.66%	.10%
Expenses net of all reductions	.48%G	.48%	.48%	.59%	.66%	.10%
Net investment income (loss)	4.31%G	.88%	1.57%	1.84%	1.48%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$58,758	$55,127	$30,093	$20,130	$16,953	$22,122
Portfolio turnover rateH	49%G	27%	67%	48%	19%	108%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$62.82	$55.20	$52.82
Income from Investment Operations
Net investment income (loss)B,C	1.366	.582	.879
Net realized and unrealized gain (loss)	(2.270)	9.109	3.572
Total from investment operations	(.904)	9.691	4.451
Distributions from net investment income	(1.356)	(.605)	(.920)
Distributions from net realized gain	(1.730)	(1.466)	(1.151)
Total distributions	(3.086)	(2.071)	(2.071)
Net asset value, end of period	$58.83	$62.82	$55.20
Total ReturnD,E	(1.56)%	17.90%	8.63%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.38%H	.38%	.38%
Expenses net of fee waivers, if any	.38%H	.38%	.38%
Expenses net of all reductions	.38%H	.38%	.38%
Net investment income (loss)	4.41%H	.98%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$126	$128	$109
Portfolio turnover rateI	49%H	27%	67%

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class K6

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$62.81	$55.20	$52.82
Income from Investment Operations
Net investment income (loss)B,C	1.389	.648	.932
Net realized and unrealized gain (loss)	(2.260)	9.105	3.567
Total from investment operations	(.871)	9.753	4.499
Distributions from net investment income	(1.389)	(.677)	(.968)
Distributions from net realized gain	(1.730)	(1.466)	(1.151)
Total distributions	(3.119)	(2.143)	(2.119)
Net asset value, end of period	$58.82	$62.81	$55.20
Total ReturnD,E	(1.51)%	18.03%	8.73%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.28%H	.28%	.28%
Expenses net of fee waivers, if any	.28%H	.28%	.28%
Expenses net of all reductions	.28%H	.28%	.28%
Net investment income (loss)	4.51%H	1.08%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$2,248	$1,351	$412
Portfolio turnover rateI	49%H	27%	67%

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$62.93	$55.30	$53.00	$54.38	$64.33	$59.21
Income from Investment Operations
Net investment income (loss)A,B	1.340	.525	.831	.906	.835	.953
Net realized and unrealized gain (loss)	(2.270)	9.122	3.463	1.114	2.466	5.521
Total from investment operations	(.930)	9.647	4.294	2.020	3.301	6.474
Distributions from net investment income	(1.320)	(.551)	(.843)	(.950)	(.727)	(.886)
Distributions from net realized gain	(1.730)	(1.466)	(1.151)	(2.450)	(12.524)	(.468)
Total distributions	(3.050)	(2.017)	(1.994)	(3.400)	(13.251)	(1.354)
Net asset value, end of period	$58.95	$62.93	$55.30	$53.00	$54.38	$64.33
Total ReturnC,D	(1.60)%	17.78%	8.29%	4.12%	6.03%	11.14%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.48%G	.48%	.48%	.57%H	.66%	.10%
Expenses net of fee waivers, if any	.48%G	.48%	.48%	.57%H	.66%	.10%
Expenses net of all reductions	.48%G	.48%	.48%	.57%H	.65%	.10%
Net investment income (loss)	4.31%G	.88%	1.57%	1.87%	1.49%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$658	$765	$498	$678	$28	$79
Portfolio turnover rateI	49%G	27%	67%	48%	19%	108%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class Z6

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$62.91	$55.28	$52.89
Income from Investment Operations
Net investment income (loss)B,C	1.399	.643	.933
Net realized and unrealized gain (loss)	(2.262)	9.116	3.577
Total from investment operations	(.863)	9.759	4.510
Distributions from net investment income	(1.387)	(.663)	(.969)
Distributions from net realized gain	(1.730)	(1.466)	(1.151)
Total distributions	(3.117)	(2.129)	(2.120)
Net asset value, end of period	$58.93	$62.91	$55.28
Total ReturnD,E	(1.49)%	18.01%	8.74%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.28%H	.28%	.28%
Expenses net of fee waivers, if any	.28%H	.28%	.28%
Expenses net of all reductions	.28%H	.28%	.28%
Net investment income (loss)	4.51%H	1.08%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$126	$128	$109
Portfolio turnover rateI	49%H	27%	67%

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2022

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.1
Fidelity Series Government Bond Index Fund	7.7
Fidelity Series Large Cap Value Index Fund	7.4
Fidelity Series Investment Grade Securitized Fund	5.7
Fidelity Series Corporate Bond Fund	5.6
Fidelity Series Blue Chip Growth Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.2
Fidelity Series International Growth Fund	3.8
Fidelity Series Overseas Fund	3.8
61.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	26.8%
International Equity Funds	25.9%
Bond Funds	43.7%
Short-Term Funds	3.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2030 Fund℠

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	149,760	$2,186,491
Fidelity Series Commodity Strategy Fund (a)	175,973	781,319
Fidelity Series Large Cap Growth Index Fund (a)	80,102	1,417,008
Fidelity Series Large Cap Stock Fund (a)	78,462	1,495,484
Fidelity Series Large Cap Value Index Fund (a)	190,588	2,896,936
Fidelity Series Small Cap Opportunities Fund (a)	53,621	726,023
Fidelity Series Value Discovery Fund (a)	64,362	1,051,679
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,022,672)		10,554,940

International Equity Funds - 25.9%
Fidelity Series Canada Fund (a)	46,839	680,570
Fidelity Series Emerging Markets Fund (a)	38,283	394,314
Fidelity Series Emerging Markets Opportunities Fund (a)	171,367	3,540,432
Fidelity Series International Growth Fund (a)	86,995	1,513,710
Fidelity Series International Index Fund (a)	53,072	625,714
Fidelity Series International Small Cap Fund (a)	25,479	486,643
Fidelity Series International Value Fund (a)	131,903	1,479,952
Fidelity Series Overseas Fund (a)	114,400	1,507,787
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $10,328,098)		10,229,122

Bond Funds - 43.7%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	72,005	719,332
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	209,978	2,055,682
Fidelity Series Corporate Bond Fund (a)	207,836	2,211,377
Fidelity Series Emerging Markets Debt Fund (a)	22,820	201,725
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	7,140	67,471
Fidelity Series Floating Rate High Income Fund (a)	4,204	38,888
Fidelity Series Government Bond Index Fund (a)	292,334	3,037,351
Fidelity Series High Income Fund (a)	24,806	228,963
Fidelity Series Inflation-Protected Bond Index Fund (a)	73,924	772,504
Fidelity Series International Credit Fund (a)	561	5,469
Fidelity Series International Developed Markets Bond Index Fund (a)	95,304	924,450
Fidelity Series Investment Grade Bond Fund (a)	282,214	3,211,596
Fidelity Series Investment Grade Securitized Fund (a)	221,811	2,244,728
Fidelity Series Long-Term Treasury Bond Index Fund (a)	168,095	1,376,701
Fidelity Series Real Estate Income Fund (a)	12,185	140,131
TOTAL BOND FUNDS
(Cost $17,723,797)		17,236,368

Short-Term Funds - 3.6%
Fidelity Series Government Money Market Fund 0.1% (a)(b)	282,805	282,805
Fidelity Series Short-Term Credit Fund (a)	28,445	283,025
Fidelity Series Treasury Bill Index Fund (a)	84,840	848,396
TOTAL SHORT-TERM FUNDS
(Cost $1,419,631)		1,414,226
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $39,494,198)		39,434,656
NET OTHER ASSETS (LIABILITIES) - 0.0%		(702)
NET ASSETS - 100%		$39,433,954

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$824,509	$99,778	$3,938	$(993)	$(4,406)	$719,332
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	2,189,303	84,147	12,023	(2,313)	(47,161)	2,055,682
Fidelity Series Blue Chip Growth Fund	1,862,770	1,379,054	513,848	414,048	(27,162)	(514,323)	2,186,491
Fidelity Series Canada Fund	514,259	252,435	106,165	13,725	(1,498)	21,539	680,570
Fidelity Series Commodity Strategy Fund	863,759	575,347	466,049	288,722	(61,890)	(129,848)	781,319
Fidelity Series Corporate Bond Fund	1,951,420	796,612	406,601	32,326	(7,448)	(122,606)	2,211,377
Fidelity Series Emerging Markets Debt Fund	174,766	72,063	34,363	4,424	(786)	(9,955)	201,725
Fidelity Series Emerging Markets Debt Local Currency Fund	57,998	26,331	11,438	2,479	(827)	(4,593)	67,471
Fidelity Series Emerging Markets Fund	315,957	157,377	48,002	11,652	(2,090)	(28,928)	394,314
Fidelity Series Emerging Markets Opportunities Fund	2,857,102	1,745,266	468,447	368,555	(37,195)	(556,294)	3,540,432
Fidelity Series Floating Rate High Income Fund	34,247	13,766	9,249	862	(18)	142	38,888
Fidelity Series Government Bond Index Fund	2,463,957	1,106,994	433,498	14,935	(5,668)	(94,434)	3,037,351
Fidelity Series Government Money Market Fund 0.1%	330,211	99,517	146,923	125	--	--	282,805
Fidelity Series High Income Fund	201,479	84,731	47,937	6,731	(874)	(8,436)	228,963
Fidelity Series Inflation-Protected Bond Index Fund	2,214,074	532,329	1,892,656	82,089	26,181	(107,424)	772,504
Fidelity Series International Credit Fund	5,637	72	--	71	--	(240)	5,469
Fidelity Series International Developed Markets Bond Index Fund	--	979,567	40,508	485	(518)	(14,091)	924,450
Fidelity Series International Growth Fund	1,224,201	716,702	216,716	111,137	(6,935)	(203,542)	1,513,710
Fidelity Series International Index Fund	509,083	243,966	96,598	14,765	(1,863)	(28,874)	625,714
Fidelity Series International Small Cap Fund	429,024	218,427	65,844	57,791	(3,888)	(91,076)	486,643
Fidelity Series International Value Fund	1,214,424	609,186	340,281	69,720	(6,173)	2,796	1,479,952
Fidelity Series Investment Grade Bond Fund	2,689,245	1,133,709	488,976	35,978	(5,892)	(116,490)	3,211,596
Fidelity Series Investment Grade Securitized Fund	1,855,329	780,300	328,178	11,204	(4,022)	(58,701)	2,244,728
Fidelity Series Large Cap Growth Index Fund	1,188,199	574,067	307,046	33,876	(700)	(37,512)	1,417,008
Fidelity Series Large Cap Stock Fund	1,308,066	619,142	384,403	122,501	(7,229)	(40,092)	1,495,484
Fidelity Series Large Cap Value Index Fund	2,531,380	1,153,127	719,160	163,019	(5,505)	(62,906)	2,896,936
Fidelity Series Long-Term Treasury Bond Index Fund	964,351	680,786	198,742	14,479	(8,834)	(60,860)	1,376,701
Fidelity Series Overseas Fund	1,227,072	636,575	244,960	41,164	(3,811)	(107,089)	1,507,787
Fidelity Series Real Estate Income Fund	121,569	49,128	27,191	4,568	(328)	(3,047)	140,131
Fidelity Series Short-Term Credit Fund	283,464	97,226	90,968	3,212	(1,122)	(5,575)	283,025
Fidelity Series Small Cap Opportunities Fund	628,267	440,918	168,067	167,820	(13,742)	(161,353)	726,023
Fidelity Series Treasury Bill Index Fund	920,675	289,066	361,345	254	(22)	22	848,396
Fidelity Series Value Discovery Fund	930,373	442,753	283,457	82,386	(4,861)	(33,129)	1,051,679
	$31,872,358	$19,520,351	$9,131,541	$2,191,064	$(198,026)	$(2,628,486)	$39,434,656

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$10,554,940	$10,554,940	$--	$--
International Equity Funds	10,229,122	10,229,122	--	--
Bond Funds	17,236,368	17,236,368	--	--
Short-Term Funds	1,414,226	1,414,226	--	--
Total Investments in Securities:	$39,434,656	$39,434,656	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $39,494,198)	$39,434,656
Total Investment in Securities (cost $39,494,198)		$39,434,656
Cash		178
Receivable for investments sold		799,918
Receivable for fund shares sold		88,673
Total assets		40,323,425
Liabilities
Payable for investments purchased	$873,806
Accrued management fee	15,563
Distribution and service plan fees payable	102
Total liabilities		889,471
Net Assets		$39,433,954
Net Assets consist of:
Paid in capital		$39,213,591
Total accumulated earnings (loss)		220,363
Net Assets		$39,433,954
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($493,714 ÷ 42,014.05 shares)(a)		$11.75
Maximum offering price per share (100/94.25 of $11.75)		$12.47
Fidelity Managed Retirement 2030 Fund:
Net Asset Value, offering price and redemption price per share ($36,378,102 ÷ 3,093,292.78 shares)		$11.76
Class K:
Net Asset Value, offering price and redemption price per share ($215,653 ÷ 18,305.15 shares)		$11.78
Class K6:
Net Asset Value, offering price and redemption price per share ($1,718,736 ÷ 145,935.53 shares)		$11.78
Class I:
Net Asset Value, offering price and redemption price per share ($410,792 ÷ 34,889.21 shares)		$11.77
Class Z6:
Net Asset Value, offering price and redemption price per share ($216,957 ÷ 18,412.29 shares)		$11.78

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$871,823
Expenses
Management fee	$83,949
Distribution and service plan fees	639
Independent trustees' fees and expenses	55
Total expenses		84,643
Net investment income (loss)		787,180
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(198,026)
Capital gain distributions from underlying funds:
Affiliated issuers	1,319,241
Total net realized gain (loss)		1,121,215
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(2,628,486)
Total change in net unrealized appreciation (depreciation)		(2,628,486)
Net gain (loss)		(1,507,271)
Net increase (decrease) in net assets resulting from operations		$(720,091)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$787,180	$141,083
Net realized gain (loss)	1,121,215	441,910
Change in net unrealized appreciation (depreciation)	(2,628,486)	2,343,628
Net increase (decrease) in net assets resulting from operations	(720,091)	2,926,621
Distributions to shareholders	(1,713,909)	(408,896)
Share transactions - net increase (decrease)	9,996,101	23,263,836
Total increase (decrease) in net assets	7,562,101	25,781,561
Net Assets
Beginning of period	31,871,853	6,090,292
End of period	$39,433,954	$31,871,853

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2030 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.51	$10.78	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.258	.056	.104
Net realized and unrealized gain (loss)	(.462)	1.993	.837
Total from investment operations	(.204)	2.049	.941
Distributions from net investment income	(.252)	(.089)	(.121)
Distributions from net realized gain	(.304)	(.230)	(.040)
Total distributions	(.556)	(.319)	(.161)
Net asset value, end of period	$11.75	$12.51	$10.78
Total ReturnD,E	(1.75)%	19.28%	9.46%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.73%H	.73%	.73%H
Expenses net of fee waivers, if any	.73%H	.73%	.73%H
Expenses net of all reductions	.73%H	.73%	.73%H
Net investment income (loss)	4.16%H	.47%	1.06%H
Supplemental Data
Net assets, end of period (000 omitted)	$494	$595	$300
Portfolio turnover rateI	51%H	46%	117%H

 A For the period August 16, 2019 (commencement of operations) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.51	$10.77	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.272	.086	.127
Net realized and unrealized gain (loss)	(.452)	1.990	.832
Total from investment operations	(.180)	2.076	.959
Distributions from net investment income	(.266)	(.106)	(.149)
Distributions from net realized gain	(.304)	(.230)	(.040)
Total distributions	(.570)	(.336)	(.189)
Net asset value, end of period	$11.76	$12.51	$10.77
Total ReturnD	(1.56)%	19.57%	9.66%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.48%G	.48%	.48%G
Expenses net of fee waivers, if any	.48%G	.48%	.48%G
Expenses net of all reductions	.48%G	.48%	.48%G
Net investment income (loss)	4.41%G	.73%	1.31%G
Supplemental Data
Net assets, end of period (000 omitted)	$36,378	$28,958	$4,986
Portfolio turnover rateH	51%G	46%	117%G

 A For the period August 16, 2019 (commencement of operations) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.53	$10.78	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.279	.097	.138
Net realized and unrealized gain (loss)	(.454)	1.994	.832
Total from investment operations	(.175)	2.091	.970
Distributions from net investment income	(.271)	(.111)	(.150)
Distributions from net realized gain	(.304)	(.230)	(.040)
Total distributions	(.575)	(.341)	(.190)
Net asset value, end of period	$11.78	$12.53	$10.78
Total ReturnD	(1.52)%	19.69%	9.77%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.38%G	.38%	.38%G
Expenses net of fee waivers, if any	.38%G	.38%	.38%G
Expenses net of all reductions	.38%G	.38%	.38%G
Net investment income (loss)	4.51%G	.83%	1.41%G
Supplemental Data
Net assets, end of period (000 omitted)	$216	$219	$183
Portfolio turnover rateH	51%G	46%	117%G

 A For the period August 16, 2019 (commencement of operations) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund Class K6

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.53	$10.79	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.285	.111	.148
Net realized and unrealized gain (loss)	(.452)	1.985	.840
Total from investment operations	(.167)	2.096	.988
Distributions from net investment income	(.279)	(.126)	(.158)
Distributions from net realized gain	(.304)	(.230)	(.040)
Total distributions	(.583)	(.356)	(.198)
Net asset value, end of period	$11.78	$12.53	$10.79
Total ReturnD	(1.45)%	19.73%	9.95%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.28%G	.28%	.28%G
Expenses net of fee waivers, if any	.28%G	.28%	.28%G
Expenses net of all reductions	.28%G	.28%	.28%G
Net investment income (loss)	4.61%G	.93%	1.51%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,719	$1,459	$183
Portfolio turnover rateH	51%G	46%	117%G

 A For the period August 16, 2019 (commencement of operations) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.53	$10.78	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.273	.086	.128
Net realized and unrealized gain (loss)	(.464)	1.998	.833
Total from investment operations	(.191)	2.084	.961
Distributions from net investment income	(.265)	(.104)	(.141)
Distributions from net realized gain	(.304)	(.230)	(.040)
Total distributions	(.569)	(.334)	(.181)
Net asset value, end of period	$11.77	$12.53	$10.78
Total ReturnD	(1.65)%	19.62%	9.67%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.48%G	.48%	.48%G
Expenses net of fee waivers, if any	.48%G	.48%	.48%G
Expenses net of all reductions	.48%G	.48%	.48%G
Net investment income (loss)	4.41%G	.73%	1.31%G
Supplemental Data
Net assets, end of period (000 omitted)	$411	$421	$254
Portfolio turnover rateH	51%G	46%	117%G

 A For the period August 16, 2019 (commencement of operations) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund Class Z6

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.54	$10.79	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.285	.109	.148
Net realized and unrealized gain (loss)	(.464)	1.994	.840
Total from investment operations	(.179)	2.103	.988
Distributions from net investment income	(.277)	(.123)	(.158)
Distributions from net realized gain	(.304)	(.230)	(.040)
Total distributions	(.581)	(.353)	(.198)
Net asset value, end of period	$11.78	$12.54	$10.79
Total ReturnD	(1.55)%	19.80%	9.95%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.28%G	.28%	.28%G
Expenses net of fee waivers, if any	.28%G	.28%	.28%G
Expenses net of all reductions	.28%G	.28%	.28%G
Net investment income (loss)	4.61%G	.93%	1.51%G
Supplemental Data
Net assets, end of period (000 omitted)	$217	$220	$183
Portfolio turnover rateH	51%G	46%	117%G

 A For the period August 16, 2019 (commencement of operations) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund and Fidelity Managed Retirement 2030 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers the following classes of shares: Class A, Fidelity Managed Retirement shares, Class K, Class K6, Class I and Class Z6. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Managed Retirement Income Fund	$21,332,273	$734,484	$(381,769)	$352,715
Fidelity Managed Retirement 2010 Fund	6,844,853	374,838	(61,271)	313,567
Fidelity Managed Retirement 2015 Fund	8,140,281	509,011	(122,809)	386,202
Fidelity Managed Retirement 2020 Fund	11,805,527	735,694	(287,378)	448,316
Fidelity Managed Retirement 2025 Fund	61,565,934	3,892,410	(1,656,440)	2,235,970
Fidelity Managed Retirement 2030 Fund	39,709,680	1,479,550	(1,754,574)	(275,024)

Due to large subscriptions in a prior period, Fidelity Managed Retirement 2030 Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Managed Retirement Income Fund	8,047,398	6,948,181
Fidelity Managed Retirement 2010 Fund	2,040,797	2,170,916
Fidelity Managed Retirement 2015 Fund	2,342,826	2,206,263
Fidelity Managed Retirement 2020 Fund	4,257,879	4,482,940
Fidelity Managed Retirement 2025 Fund	24,244,774	15,285,943
Fidelity Managed Retirement 2030 Fund	19,520,351	9,131,541

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, Retail and I)	Annual % of Class-Level Average Net Assets (Classes K, K6 and Z6)
Fidelity Managed Retirement Income Fund	.45%	.35%
Fidelity Managed Retirement 2010 Fund	.46%	.36%
Fidelity Managed Retirement 2015 Fund	.46%	.36%
Fidelity Managed Retirement 2020 Fund	.47%	.37%
Fidelity Managed Retirement 2025 Fund	.48%	.38%
Fidelity Managed Retirement 2030 Fund	.48%	.38%

Under the expense contract, the investment adviser pays class-level expenses for Classes K6 and Z6 of each Fund as necessary so that Classes K6 and Z6 total expenses do not exceed certain amounts of Classes K6 and Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Classes K6 and Z6)
Fidelity Managed Retirement Income Fund	.25%
Fidelity Managed Retirement 2010 Fund	.26%
Fidelity Managed Retirement 2015 Fund	.26%
Fidelity Managed Retirement 2020 Fund	.27%
Fidelity Managed Retirement 2025 Fund	.28%
Fidelity Managed Retirement 2030 Fund	.28%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	-%	.25%	$870	$–
Fidelity Managed Retirement 2010 Fund
Class A	-%	.25%	$480	$122
Fidelity Managed Retirement 2015 Fund
Class A	-%	.25%	$1,801	$125
Fidelity Managed Retirement 2020 Fund
Class A	-%	.25%	$810	$135
Fidelity Managed Retirement 2025 Fund
Class A	-%	.25%	$2,393	$166
Fidelity Managed Retirement 2030 Fund
Class A	-%	.25%	$639	$174

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is 1.00% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	$384
Fidelity Managed Retirement 2010 Fund
Class A	$42
Fidelity Managed Retirement 2015 Fund
Class A	$12
Fidelity Managed Retirement 2020 Fund
Class A	$451
Fidelity Managed Retirement 2025 Fund
Class A	$184
Fidelity Managed Retirement 2030 Fund
Class A	$442

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Managed Retirement Income Fund	1,350,595	69,310
Fidelity Managed Retirement 2010 Fund	419,159	42,245
Fidelity Managed Retirement 2015 Fund	418,797	27,455
Fidelity Managed Retirement 2020 Fund	538,217	20,762
Fidelity Managed Retirement 2025 Fund	2,335,667	88,070
Fidelity Managed Retirement 2030 Fund	1,251,129	9,632

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Managed Retirement Income Fund
Distributions to shareholders
Class A	$22,126	$10,504
Fidelity Managed Retirement Income	683,677	352,971
Class K	3,865	2,539
Class K6	25,793	4,955
Class I	8,486	6,410
Class Z6	3,938	2,652
Total	$747,885	$380,031
Fidelity Managed Retirement 2010 Fund
Distributions to shareholders
Class A	$21,134	$6,058
Fidelity Managed Retirement 2010	377,966	234,660
Class K	6,722	3,757
Class K6	10,195	5,835
Class I	6,339	3,803
Class Z6	10,520	6,072
Total	$432,876	$260,185
Fidelity Managed Retirement 2015 Fund
Distributions to shareholders
Class A	$69,347	$45,286
Fidelity Managed Retirement 2015	328,979	178,124
Class K	6,090	3,729
Class K6	10,675	3,993
Class I	14,502	9,117
Class Z6	6,168	3,843
Total	$435,761	$244,092
Fidelity Managed Retirement 2020 Fund
Distributions to shareholders
Class A	$27,291	$13,776
Fidelity Managed Retirement 2020	485,858	255,190
Class K	5,593	4,221
Class K6	25,226	17,161
Class I	13,835	7,801
Class Z6	5,675	4,339
Total	$563,478	$302,488
Fidelity Managed Retirement 2025 Fund
Distributions to shareholders
Class A	$92,743	$35,921
Fidelity Managed Retirement 2025	2,835,590	1,324,433
Class K	6,378	4,112
Class K6	110,432	19,291
Class I	34,619	23,518
Class Z6	6,447	4,228
Total	$3,086,209	$1,411,503
Fidelity Managed Retirement 2030 Fund
Distributions to shareholders
Class A	$22,508	$12,426
Fidelity Managed Retirement 2030 Fund	1,584,027	365,957
Class K	10,171	5,821
Class K6	67,805	9,452
Class I	19,064	9,200
Class Z6	10,334	6,040
Total	$1,713,909	$408,896

6. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2022	Year ended July 31, 2021	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Managed Retirement Income Fund
Class A
Shares sold	2,302	5,531	$143,435	$345,159
Reinvestment of distributions	343	165	21,315	10,227
Shares redeemed	(1,705)	(1,912)	(107,897)	(118,575)
Net increase (decrease)	940	3,784	$56,853	$236,811
Fidelity Managed Retirement Income
Shares sold	48,403	146,606	$3,040,203	$9,104,693
Reinvestment of distributions	9,661	5,234	599,716	323,348
Shares redeemed	(45,703)	(68,177)	(2,841,058)	(4,216,915)
Net increase (decrease)	12,361	83,663	$798,861	$5,211,126
Class K
Reinvestment of distributions	62	41	$3,865	$2,540
Net increase (decrease)	62	41	$3,865	$2,540
Class K6
Shares sold	7,186	6,670	$451,377	$416,363
Reinvestment of distributions	416	80	25,793	4,955
Shares redeemed	(3,902)	(5,454)	(238,726)	(337,537)
Net increase (decrease)	3,700	1,296	$238,444	$83,781
Class I
Shares sold	–	7	$–	$439
Reinvestment of distributions	125	96	7,793	5,951
Shares redeemed	(327)	(814)	(20,482)	(50,498)
Net increase (decrease)	(202)	(711)	$(12,689)	$(44,108)
Class Z6
Reinvestment of distributions	63	43	$3,938	$2,652
Net increase (decrease)	63	43	$3,938	$2,652
Fidelity Managed Retirement 2010 Fund
Class A
Shares sold	–	4,134	$–	$253,084
Reinvestment of distributions	351	101	21,134	6,058
Shares redeemed	(323)	(1,114)	(19,493)	(67,611)
Net increase (decrease)	28	3,121	$1,641	$191,531
Fidelity Managed Retirement 2010
Shares sold	5,636	14,695	$343,424	$892,398
Reinvestment of distributions	5,613	3,616	338,312	216,594
Shares redeemed	(11,753)	(32,074)	(701,237)	(1,947,586)
Net increase (decrease)	(504)	(13,763)	$(19,501)	$(838,594)
Class K
Reinvestment of distributions	112	63	$6,722	$3,758
Net increase (decrease)	112	63	$6,722	$3,758
Class K6
Shares sold	424	80	$25,565	$4,768
Reinvestment of distributions	169	97	10,195	5,835
Shares redeemed	(433)	(118)	(25,744)	(7,222)
Net increase (decrease)	160	59	$10,016	$3,381
Class I
Shares sold	–	10	$–	$603
Reinvestment of distributions	105	64	6,339	3,804
Shares redeemed	–	(189)	–	(11,548)
Net increase (decrease)	105	(115)	$6,339	$(7,141)
Class Z6
Reinvestment of distributions	175	101	$10,520	$6,073
Shares redeemed	(43)	(42)	(2,514)	(2,538)
Net increase (decrease)	132	59	$8,006	$3,535
Fidelity Managed Retirement 2015 Fund
Class A
Shares sold	112	10,536	$6,591	$600,790
Reinvestment of distributions	1,181	791	69,347	45,287
Shares redeemed	(867)	(5,631)	(51,383)	(331,345)
Net increase (decrease)	426	5,696	$24,555	$314,732
Fidelity Managed Retirement 2015
Shares sold	5,143	33,610	$304,140	$1,960,757
Reinvestment of distributions	5,352	2,976	314,695	170,621
Shares redeemed	(8,853)	(18,195)	(521,667)	(1,047,710)
Net increase (decrease)	1,642	18,391	$97,168	$1,083,668
Class K
Reinvestment of distributions	104	65	$6,090	$3,729
Net increase (decrease)	104	65	$6,090	$3,729
Class K6
Shares sold	232	1,293	$13,748	$78,016
Reinvestment of distributions	182	70	10,675	3,993
Shares redeemed	(224)	(7)	(12,825)	(433)
Net increase (decrease)	190	1,356	$11,598	$81,576
Class I
Shares sold	505	–	$30,000	$–
Reinvestment of distributions	247	159	14,502	9,117
Shares redeemed	(38)	(505)	(2,252)	(29,788)
Net increase (decrease)	714	(346)	$42,250	$(20,671)
Class Z6
Reinvestment of distributions	105	67	$6,168	$3,844
Net increase (decrease)	105	67	$6,168	$3,844
Fidelity Managed Retirement 2020 Fund
Class A
Shares sold	2,596	10,932	$151,458	$608,152
Reinvestment of distributions	467	245	27,291	13,775
Shares redeemed	(3,043)	(2,731)	(180,842)	(156,774)
Net increase (decrease)	20	8,446	$(2,093)	$465,153
Fidelity Managed Retirement 2020
Shares sold	16,469	105,228	$974,385	$6,094,458
Reinvestment of distributions	7,224	4,272	422,295	239,070
Shares redeemed	(32,205)	(33,324)	(1,886,802)	(1,902,343)
Net increase (decrease)	(8,512)	76,176	$(490,122)	$4,431,185
Class K
Reinvestment of distributions	96	76	$5,593	$4,221
Net increase (decrease)	96	76	$5,593	$4,221
Class K6
Shares sold	8,996	5,795	$524,009	$337,299
Reinvestment of distributions	432	307	25,226	17,162
Shares redeemed	(6,429)	(3,175)	(375,245)	(184,426)
Net increase (decrease)	2,999	2,927	$173,990	$170,035
Class I
Shares sold	–	1,981	$–	$115,713
Reinvestment of distributions	235	138	13,721	7,714
Shares redeemed	(179)	(727)	(10,701)	(41,695)
Net increase (decrease)	56	1,392	$3,020	$81,732
Class Z6
Reinvestment of distributions	97	78	$5,675	$4,340
Net increase (decrease)	97	78	$5,675	$4,340
Fidelity Managed Retirement 2025 Fund
Class A
Shares sold	1,260	12,431	$78,577	$748,050
Reinvestment of distributions	1,520	620	92,743	35,921
Shares redeemed	(457)	(1,287)	(28,147)	(76,603)
Net increase (decrease)	2,323	11,764	$143,173	$707,368
Fidelity Managed Retirement 2025
Shares sold	181,894	475,267	$11,234,294	$28,268,373
Reinvestment of distributions	41,920	20,600	2,563,644	1,196,779
Shares redeemed	(102,566)	(163,248)	(6,334,686)	(9,705,135)
Net increase (decrease)	121,248	332,619	$7,463,252	$19,760,017
Class K
Reinvestment of distributions	104	71	$6,378	$4,112
Net increase (decrease)	104	71	$6,378	$4,112
Class K6
Shares sold	45,545	16,719	$2,815,895	$1,008,250
Reinvestment of distributions	1,806	331	110,432	19,291
Shares redeemed	(30,648)	(3,013)	(1,880,220)	(180,096)
Net increase (decrease)	16,703	14,037	$1,046,107	$847,445
Class I
Shares sold	17	3,488	$1,000	$197,215
Reinvestment of distributions	564	404	34,619	23,517
Shares redeemed	(1,576)	(736)	(99,217)	(44,267)
Net increase (decrease)	(995)	3,156	$(63,598)	$176,465
Class Z6
Reinvestment of distributions	105	73	$6,447	$4,228
Net increase (decrease)	105	73	$6,447	$4,228
Fidelity Managed Retirement 2030 Fund
Class A
Shares sold	5,030	24,166	$61,875	$283,538
Reinvestment of distributions	1,841	1,075	22,508	12,425
Shares redeemed	(12,468)	(5,477)	(155,975)	(66,712)
Net increase (decrease)	(5,597)	19,764	$(71,592)	$229,251
Fidelity Managed Retirement 2030 Fund
Shares sold	1,119,129	2,217,200	$13,859,143	$26,118,167
Reinvestment of distributions	115,221	30,435	1,407,970	351,921
Shares redeemed	(454,949)	(396,523)	(5,586,553)	(4,697,849)
Net increase (decrease)	779,401	1,851,112	$9,680,560	$21,772,239
Class K
Reinvestment of distributions	831	504	$10,171	$5,821
Net increase (decrease)	831	504	$10,171	$5,821
Class K6
Shares sold	38,922	307,312	$468,619	$3,681,146
Reinvestment of distributions	5,537	804	67,805	9,453
Shares redeemed	(14,941)	(208,701)	(185,767)	(2,560,623)
Net increase (decrease)	29,518	99,415	$350,657	$1,129,976
Class I
Shares sold	1,395	12,748	$17,291	$153,079
Reinvestment of distributions	1,557	796	19,064	9,200
Shares redeemed	(1,671)	(3,500)	(20,835)	(42,070)
Net increase (decrease)	1,281	10,044	$15,520	$120,209
Class Z6
Shares sold	36	26	$451	$300
Reinvestment of distributions	844	523	10,334	6,040
Net increase (decrease)	880	549	$10,785	$6,340

7. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Managed Retirement Income Fund
Class A	.70%
Actual		$1,000.00	$980.90	$3.50
Hypothetical-C		$1,000.00	$1,021.68	$3.57
Fidelity Managed Retirement Income	.45%
Actual		$1,000.00	$982.10	$2.25
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class K	.35%
Actual		$1,000.00	$982.60	$1.75
Hypothetical-C		$1,000.00	$1,023.44	$1.79
Class K6	.25%
Actual		$1,000.00	$983.20	$1.25
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class I	.45%
Actual		$1,000.00	$982.20	$2.25
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class Z6	.25%
Actual		$1,000.00	$983.10	$1.25
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Fidelity Managed Retirement 2010 Fund
Class A	.71%
Actual		$1,000.00	$981.30	$3.55
Hypothetical-C		$1,000.00	$1,021.63	$3.62
Fidelity Managed Retirement 2010	.46%
Actual		$1,000.00	$982.50	$2.30
Hypothetical-C		$1,000.00	$1,022.89	$2.35
Class K	.36%
Actual		$1,000.00	$983.10	$1.80
Hypothetical-C		$1,000.00	$1,023.39	$1.84
Class K6	.26%
Actual		$1,000.00	$983.60	$1.30
Hypothetical-C		$1,000.00	$1,023.89	$1.33
Class I	.46%
Actual		$1,000.00	$982.50	$2.30
Hypothetical-C		$1,000.00	$1,022.89	$2.35
Class Z6	.26%
Actual		$1,000.00	$983.40	$1.30
Hypothetical-C		$1,000.00	$1,023.89	$1.33
Fidelity Managed Retirement 2015 Fund
Class A	.71%
Actual		$1,000.00	$982.00	$3.55
Hypothetical-C		$1,000.00	$1,021.63	$3.62
Fidelity Managed Retirement 2015	.46%
Actual		$1,000.00	$983.10	$2.30
Hypothetical-C		$1,000.00	$1,022.89	$2.35
Class K	.36%
Actual		$1,000.00	$983.70	$1.80
Hypothetical-C		$1,000.00	$1,023.39	$1.84
Class K6	.26%
Actual		$1,000.00	$984.10	$1.30
Hypothetical-C		$1,000.00	$1,023.89	$1.33
Class I	.46%
Actual		$1,000.00	$983.20	$2.30
Hypothetical-C		$1,000.00	$1,022.89	$2.35
Class Z6	.26%
Actual		$1,000.00	$984.20	$1.30
Hypothetical-C		$1,000.00	$1,023.89	$1.33
Fidelity Managed Retirement 2020 Fund
Class A	.72%
Actual		$1,000.00	$982.40	$3.60
Hypothetical-C		$1,000.00	$1,021.58	$3.67
Fidelity Managed Retirement 2020	.47%
Actual		$1,000.00	$983.60	$2.35
Hypothetical-C		$1,000.00	$1,022.84	$2.40
Class K	.37%
Actual		$1,000.00	$984.20	$1.85
Hypothetical-C		$1,000.00	$1,023.34	$1.89
Class K6	.27%
Actual		$1,000.00	$984.70	$1.35
Hypothetical-C		$1,000.00	$1,023.84	$1.38
Class I	.47%
Actual		$1,000.00	$983.50	$2.35
Hypothetical-C		$1,000.00	$1,022.84	$2.40
Class Z6	.27%
Actual		$1,000.00	$984.60	$1.35
Hypothetical-C		$1,000.00	$1,023.84	$1.38
Fidelity Managed Retirement 2025 Fund
Class A	.73%
Actual		$1,000.00	$982.80	$3.65
Hypothetical-C		$1,000.00	$1,021.53	$3.72
Fidelity Managed Retirement 2025	.48%
Actual		$1,000.00	$983.90	$2.40
Hypothetical-C		$1,000.00	$1,022.79	$2.45
Class K	.38%
Actual		$1,000.00	$984.40	$1.90
Hypothetical-C		$1,000.00	$1,023.29	$1.94
Class K6	.28%
Actual		$1,000.00	$984.90	$1.40
Hypothetical-C		$1,000.00	$1,023.79	$1.43
Class I	.48%
Actual		$1,000.00	$984.00	$2.40
Hypothetical-C		$1,000.00	$1,022.79	$2.45
Class Z6	.28%
Actual		$1,000.00	$985.10	$1.40
Hypothetical-C		$1,000.00	$1,023.79	$1.43
Fidelity Managed Retirement 2030 Fund
Class A	.73%
Actual		$1,000.00	$982.50	$3.65
Hypothetical-C		$1,000.00	$1,021.53	$3.72
Fidelity Managed Retirement 2030 Fund	.48%
Actual		$1,000.00	$984.40	$2.40
Hypothetical-C		$1,000.00	$1,022.79	$2.45
Class K	.38%
Actual		$1,000.00	$984.80	$1.90
Hypothetical-C		$1,000.00	$1,023.29	$1.94
Class K6	.28%
Actual		$1,000.00	$985.50	$1.40
Hypothetical-C		$1,000.00	$1,023.79	$1.43
Class I	.48%
Actual		$1,000.00	$983.50	$2.40
Hypothetical-C		$1,000.00	$1,022.79	$2.45
Class Z6	.28%
Actual		$1,000.00	$984.50	$1.40
Hypothetical-C		$1,000.00	$1,023.79	$1.43

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Managed Retirement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board considered that each fund's investment objective is intended to support a payment strategy designed to be administered through a complementary systematic withdrawal plan that enables shareholders to receive regular payments from the fund.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for Managed Retirement 2030 Fund, the most recent one-year period). No performance peer group information was considered by the Board due to the fact that competitor funds differ significantly in their asset allocation strategy, degree of active management and glidepath construction. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. The Board considered that the charts below reflect the funds' fee structure effective June 1, 2017, as if it was in effect for the entire year, as applicable.

Fidelity Managed Retirement 2010 Fund

Fidelity Managed Retirement 2015 Fund

Fidelity Managed Retirement 2020 Fund

Fidelity Managed Retirement 2025 Fund

Fidelity Managed Retirement 2030 Fund

Fidelity Managed Retirement Income Fund

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2020. The Board noted that each fund's class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2020. The Board noted that each fund's unified fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees.

Furthermore, the Board considered that, on March 6, 2019, it had approved an amended and restated management contract for each fund (effective April 1, 2019) that lowered each fund's management fee by 1.5 BP to 17 BP, depending on the vintage, and that the charts above reflect the funds' fee structure for 2019 as if it was in effect for the entire year.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (the retail class) of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total expense ratio of the retail class of each fund (including expenses of the Series Funds) ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2020.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each of Class Z6 and Class K6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

MRI-SANN-0422
1.9881730.104

Fidelity Simplicity RMD Income Fund℠
Fidelity Simplicity RMD 2010 Fund℠
Fidelity Simplicity RMD 2015 Fund℠
Fidelity Simplicity RMD 2020 Fund℠
Fidelity Simplicity RMD 2025 Fund℠

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Fidelity Simplicity RMD Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2025 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Simplicity RMD Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	38.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12.1
Fidelity Series Government Money Market Fund 0.1%	11.9
Fidelity Series Emerging Markets Opportunities Fund	5.8
Fidelity Series Inflation-Protected Bond Index Fund	4.0
Fidelity Series Short-Term Credit Fund	3.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series International Developed Markets Bond Index Fund	2.3
Fidelity Series International Growth Fund	2.1
Fidelity Series Overseas Fund	2.0
84.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	8.5%
International Equity Funds	13.9%
Bond Funds	62.7%
Short-Term Funds	14.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD Income Fund℠

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 8.5%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	10,428	$117,215
Fidelity Series Blue Chip Growth Fund (a)	12,801	186,897
Fidelity Series Commodity Strategy Fund (a)	202,454	898,896
Fidelity Series Growth Company Fund (a)	26,178	475,123
Fidelity Series Intrinsic Opportunities Fund (a)	24,402	476,318
Fidelity Series Large Cap Stock Fund (a)	21,822	415,933
Fidelity Series Large Cap Value Index Fund (a)	10,231	155,514
Fidelity Series Opportunistic Insights Fund (a)	12,728	242,589
Fidelity Series Small Cap Discovery Fund (a)	3,872	52,272
Fidelity Series Small Cap Opportunities Fund (a)	12,915	174,869
Fidelity Series Stock Selector Large Cap Value Fund (a)	25,340	352,231
Fidelity Series Value Discovery Fund (a)	16,489	269,438
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,348,288)		3,817,295

International Equity Funds - 13.9%
Fidelity Series Canada Fund (a)	25,038	363,802
Fidelity Series Emerging Markets Fund (a)	28,051	288,923
Fidelity Series Emerging Markets Opportunities Fund (a)	125,640	2,595,716
Fidelity Series International Growth Fund (a)	52,983	921,908
Fidelity Series International Small Cap Fund (a)	13,295	253,942
Fidelity Series International Value Fund (a)	80,995	908,769
Fidelity Series Overseas Fund (a)	69,684	918,441
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,598,238)		6,251,501

Bond Funds - 62.7%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	546,038	5,454,922
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	36,709	359,386
Fidelity Series Emerging Markets Debt Fund (a)	26,256	232,102
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	8,216	77,637
Fidelity Series Floating Rate High Income Fund (a)	4,837	44,743
Fidelity Series High Income Fund (a)	28,552	263,535
Fidelity Series Inflation-Protected Bond Index Fund (a)	171,167	1,788,696
Fidelity Series International Credit Fund (a)	1,820	17,729
Fidelity Series International Developed Markets Bond Index Fund (a)	108,430	1,051,775
Fidelity Series Investment Grade Bond Fund (a)	1,528,182	17,390,712
Fidelity Series Long-Term Treasury Bond Index Fund (a)	163,429	1,338,480
Fidelity Series Real Estate Income Fund (a)	14,029	161,330
TOTAL BOND FUNDS
(Cost $28,121,741)		28,181,047

Short-Term Funds - 14.9%
Fidelity Series Government Money Market Fund 0.1% (a)(b)	5,365,579	5,365,579
Fidelity Series Short-Term Credit Fund (a)	134,919	1,342,444
TOTAL SHORT-TERM FUNDS
(Cost $6,709,013)		6,708,023
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $43,777,280)		44,957,866
NET OTHER ASSETS (LIABILITIES) - 0.0%		(661)
NET ASSETS - 100%		$44,957,205

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$5,713,777	$223,456	$30,344	$(923)	$(34,476)	$5,454,922
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	1,099,313	731,458	3,209	(6,388)	(2,081)	359,386
Fidelity Series All-Sector Equity Fund	117,753	38,760	24,336	16,959	1,021	(15,983)	117,215
Fidelity Series Blue Chip Growth Fund	184,558	95,390	46,400	38,365	2,078	(48,729)	186,897
Fidelity Series Canada Fund	304,600	85,790	38,453	7,826	118	11,747	363,802
Fidelity Series Commodity Strategy Fund	1,250,041	494,932	580,218	383,057	(72,825)	(193,034)	898,896
Fidelity Series Emerging Markets Debt Fund	253,021	29,457	37,093	5,690	(550)	(12,733)	232,102
Fidelity Series Emerging Markets Debt Local Currency Fund	82,482	14,276	11,902	3,132	(371)	(6,848)	77,637
Fidelity Series Emerging Markets Fund	272,236	76,452	36,415	9,043	(461)	(22,889)	288,923
Fidelity Series Emerging Markets Opportunities Fund	2,497,496	907,632	344,368	293,081	(7,493)	(457,551)	2,595,716
Fidelity Series Floating Rate High Income Fund	48,630	6,361	10,451	1,101	(134)	337	44,743
Fidelity Series Government Money Market Fund 0.1%	8,563,212	566,782	3,764,415	2,783	--	--	5,365,579
Fidelity Series Growth Company Fund	468,461	298,854	138,509	134,388	10,530	(164,213)	475,123
Fidelity Series High Income Fund	291,691	33,063	50,192	8,541	(1,166)	(9,861)	263,535
Fidelity Series Inflation-Protected Bond Index Fund	5,558,910	506,168	4,088,215	189,487	349,435	(537,602)	1,788,696
Fidelity Series International Credit Fund	18,276	231	--	231	--	(778)	17,729
Fidelity Series International Developed Markets Bond Index Fund	--	1,114,881	47,053	556	(566)	(15,487)	1,051,775
Fidelity Series International Growth Fund	828,159	353,352	131,360	72,804	(1,694)	(126,549)	921,908
Fidelity Series International Small Cap Fund	255,291	77,627	27,118	33,444	(634)	(51,224)	253,942
Fidelity Series International Value Fund	821,363	246,361	157,743	45,638	(239)	(973)	908,769
Fidelity Series Intrinsic Opportunities Fund	483,299	193,568	137,921	81,288	(2,189)	(60,439)	476,318
Fidelity Series Investment Grade Bond Fund	17,869,997	2,062,704	1,844,133	213,245	(6,325)	(691,531)	17,390,712
Fidelity Series Large Cap Stock Fund	420,870	132,908	123,331	37,826	2,123	(16,637)	415,933
Fidelity Series Large Cap Value Index Fund	157,211	36,223	34,567	9,293	812	(4,165)	155,514
Fidelity Series Long-Term Treasury Bond Index Fund	1,396,439	256,066	240,647	16,965	(10,427)	(62,951)	1,338,480
Fidelity Series Opportunistic Insights Fund	242,767	108,002	65,750	39,822	3,146	(45,576)	242,589
Fidelity Series Overseas Fund	830,166	300,749	148,583	27,060	898	(64,789)	918,441
Fidelity Series Real Estate Income Fund	176,012	19,269	30,036	5,921	348	(4,263)	161,330
Fidelity Series Short-Term Credit Fund	1,968,540	150,361	738,560	18,908	(1,637)	(36,260)	1,342,444
Fidelity Series Small Cap Discovery Fund	52,822	10,878	8,895	3,486	106	(2,639)	52,272
Fidelity Series Small Cap Opportunities Fund	175,153	85,699	43,045	43,580	744	(43,682)	174,869
Fidelity Series Stock Selector Large Cap Value Fund	358,776	122,568	98,053	47,631	854	(31,914)	352,231
Fidelity Series Value Discovery Fund	275,756	80,053	76,692	22,684	1,070	(10,749)	269,438
Total	$46,223,988	$15,318,507	$14,079,368	$1,847,388	$259,261	$(2,764,522)	$44,957,866

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$3,817,295	$3,817,295	$--	$--
International Equity Funds	6,251,501	6,251,501	--	--
Bond Funds	28,181,047	28,181,047	--	--
Short-Term Funds	6,708,023	6,708,023	--	--
Total Investments in Securities:	$44,957,866	$44,957,866	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $43,777,280)	$44,957,866
Total Investment in Securities (cost $43,777,280)		$44,957,866
Cash		209
Receivable for investments sold		1,178,474
Receivable for fund shares sold		1,100
Total assets		46,137,649
Liabilities
Payable for investments purchased	$1,162,677
Payable for fund shares redeemed	400
Accrued management fee	17,367
Total liabilities		1,180,444
Net Assets		$44,957,205
Net Assets consist of:
Paid in capital		$43,269,871
Total accumulated earnings (loss)		1,687,334
Net Assets		$44,957,205
Net Asset Value, offering price and redemption price per share ($44,957,205 ÷ 740,369 shares)		$60.72

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,064,009
Expenses
Management fee	$105,642
Independent trustees' fees and expenses	78
Total expenses		105,720
Net investment income (loss)		958,289
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	259,261
Capital gain distributions from underlying funds:
Affiliated issuers	783,379
Total net realized gain (loss)		1,042,640
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(2,764,522)
Total change in net unrealized appreciation (depreciation)		(2,764,522)
Net gain (loss)		(1,721,882)
Net increase (decrease) in net assets resulting from operations		$(763,593)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$958,289	$402,623
Net realized gain (loss)	1,042,640	1,443,028
Change in net unrealized appreciation (depreciation)	(2,764,522)	1,580,652
Net increase (decrease) in net assets resulting from operations	(763,593)	3,426,303
Distributions to shareholders	(1,919,824)	(1,169,928)
Share transactions
Proceeds from sales of shares	5,121,164	15,818,752
Reinvestment of distributions	1,711,349	1,069,833
Cost of shares redeemed	(5,415,243)	(12,829,668)
Net increase (decrease) in net assets resulting from share transactions	1,417,270	4,058,917
Total increase (decrease) in net assets	(1,266,147)	6,315,292
Net Assets
Beginning of period	46,223,352	39,908,060
End of period	$44,957,205	$46,223,352
Other Information
Shares
Sold	81,588	251,018
Issued in reinvestment of distributions	27,308	17,107
Redeemed	(86,336)	(203,399)
Net increase (decrease)	22,560	64,726

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD Income Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$64.40	$61.11	$58.52	$57.61	$61.22	$58.62
Income from Investment Operations
Net investment income (loss)A,B	1.314	.572	.950	1.164	1.013	.923
Net realized and unrealized gain (loss)	(2.348)	4.418	3.181	1.632	.513	2.703
Total from investment operations	(1.034)	4.990	4.131	2.796	1.526	3.626
Distributions from net investment income	(1.326)	(.562)	(1.020)	(1.163)	(.986)	(.847)
Distributions from net realized gain	(1.320)	(1.138)	(.521)	(.723)	(4.150)	(.179)
Total distributions	(2.646)	(1.700)	(1.541)	(1.886)	(5.136)	(1.026)
Net asset value, end of period	$60.72	$64.40	$61.11	$58.52	$57.61	$61.22
Total ReturnC,D	(1.68)%	8.26%	7.19%	5.03%	2.61%	6.27%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.46%G	.46%	.46%	.46%	.47%	.08%
Expenses net of fee waivers, if any	.46%G	.46%	.46%	.46%	.47%	.08%
Expenses net of all reductions	.46%G	.46%	.46%	.46%	.46%	.08%
Net investment income (loss)	4.17%G	.91%	1.62%	2.04%	1.74%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$44,957	$46,223	$39,908	$21,145	$13,457	$9,783
Portfolio turnover rateH	61%G	37%	42%I	38%	46%	128%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	34.8
Fidelity Series Government Money Market Fund 0.1%	9.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	6.8
Fidelity Series Inflation-Protected Bond Index Fund	3.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.1
Fidelity Series International Growth Fund	2.8
Fidelity Series Overseas Fund	2.8
Fidelity Series International Value Fund	2.8
76.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.5%
International Equity Funds	17.9%
Bond Funds	56.0%
Short-Term Funds	11.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2010 Fund℠

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.5%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	6,115	$68,731
Fidelity Series Blue Chip Growth Fund (a)	7,503	109,548
Fidelity Series Commodity Strategy Fund (a)	61,645	273,702
Fidelity Series Growth Company Fund (a)	15,344	278,500
Fidelity Series Intrinsic Opportunities Fund (a)	14,313	279,386
Fidelity Series Large Cap Stock Fund (a)	12,800	243,969
Fidelity Series Large Cap Value Index Fund (a)	5,999	91,179
Fidelity Series Opportunistic Insights Fund (a)	7,462	142,229
Fidelity Series Small Cap Discovery Fund (a)	2,270	30,646
Fidelity Series Small Cap Opportunities Fund (a)	7,571	102,514
Fidelity Series Stock Selector Large Cap Value Fund (a)	14,864	206,607
Fidelity Series Value Discovery Fund (a)	9,673	158,050
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,790,511)		1,985,061

International Equity Funds - 17.9%
Fidelity Series Canada Fund (a)	10,496	152,502
Fidelity Series Emerging Markets Fund (a)	10,142	104,464
Fidelity Series Emerging Markets Opportunities Fund (a)	45,430	938,586
Fidelity Series International Growth Fund (a)	22,217	386,579
Fidelity Series International Small Cap Fund (a)	5,573	106,449
Fidelity Series International Value Fund (a)	33,959	381,023
Fidelity Series Overseas Fund (a)	29,221	385,127
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,207,197)		2,454,730

Bond Funds - 56.0%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	99,075	989,756
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	43,257	423,491
Fidelity Series Emerging Markets Debt Fund (a)	7,994	70,669
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,502	23,639
Fidelity Series Floating Rate High Income Fund (a)	1,473	13,623
Fidelity Series High Income Fund (a)	8,683	80,144
Fidelity Series Inflation-Protected Bond Index Fund (a)	47,557	496,972
Fidelity Series International Credit Fund (a)	394	3,836
Fidelity Series International Developed Markets Bond Index Fund (a)	33,177	321,818
Fidelity Series Investment Grade Bond Fund (a)	419,189	4,770,372
Fidelity Series Long-Term Treasury Bond Index Fund (a)	53,246	436,081
Fidelity Series Real Estate Income Fund (a)	4,271	49,119
TOTAL BOND FUNDS
(Cost $7,652,324)		7,679,520

Short-Term Funds - 11.6%
Fidelity Series Government Money Market Fund 0.1% (a)(b)	1,278,663	1,278,663
Fidelity Series Short-Term Credit Fund (a)	32,152	319,916
TOTAL SHORT-TERM FUNDS
(Cost $1,598,732)		1,598,579
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $13,248,764)		13,717,890
NET OTHER ASSETS (LIABILITIES) - 0.0%		(246)
NET ASSETS - 100%		$13,717,644

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$1,071,234	$75,354	$5,275	$(375)	$(5,749)	$989,756
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	479,256	46,230	2,575	(561)	(8,974)	423,491
Fidelity Series All-Sector Equity Fund	58,800	28,333	10,022	9,323	143	(8,523)	68,731
Fidelity Series Blue Chip Growth Fund	92,155	58,523	16,032	19,960	149	(25,247)	109,548
Fidelity Series Canada Fund	122,883	44,071	19,385	3,188	40	4,893	152,502
Fidelity Series Commodity Strategy Fund	401,107	160,278	201,783	122,179	(22,807)	(63,093)	273,702
Fidelity Series Emerging Markets Debt Fund	81,323	9,970	16,543	1,776	(1,479)	(2,602)	70,669
Fidelity Series Emerging Markets Debt Local Currency Fund	26,604	4,657	5,368	959	(121)	(2,133)	23,639
Fidelity Series Emerging Markets Fund	98,670	29,240	15,279	3,229	(175)	(7,992)	104,464
Fidelity Series Emerging Markets Opportunities Fund	893,789	371,172	162,262	104,235	(8,670)	(155,443)	938,586
Fidelity Series Floating Rate High Income Fund	15,689	2,292	4,430	345	(86)	158	13,623
Fidelity Series Government Money Market Fund 0.1%	2,408,196	157,869	1,287,402	736	--	--	1,278,663
Fidelity Series Growth Company Fund	233,911	176,919	48,603	71,380	(65)	(83,662)	278,500
Fidelity Series High Income Fund	93,614	10,579	20,675	2,648	(556)	(2,818)	80,144
Fidelity Series Inflation-Protected Bond Index Fund	1,629,139	139,590	1,221,031	51,463	87,701	(138,427)	496,972
Fidelity Series International Credit Fund	3,954	50	--	50	--	(168)	3,836
Fidelity Series International Developed Markets Bond Index Fund	--	350,370	23,729	170	(169)	(4,654)	321,818
Fidelity Series International Growth Fund	333,648	160,803	55,353	29,658	(1,466)	(51,053)	386,579
Fidelity Series International Small Cap Fund	102,766	41,523	17,019	13,583	(851)	(19,970)	106,449
Fidelity Series International Value Fund	330,897	112,061	60,958	18,605	(409)	(568)	381,023
Fidelity Series Intrinsic Opportunities Fund	241,327	124,856	54,639	42,404	(2,356)	(29,802)	279,386
Fidelity Series Investment Grade Bond Fund	5,424,018	579,367	1,034,914	61,256	(9,673)	(188,426)	4,770,372
Fidelity Series Large Cap Stock Fund	210,153	91,380	50,838	19,676	80	(6,806)	243,969
Fidelity Series Large Cap Value Index Fund	78,511	28,574	13,928	5,103	50	(2,028)	91,179
Fidelity Series Long-Term Treasury Bond Index Fund	448,084	112,611	101,297	5,442	(1,889)	(21,428)	436,081
Fidelity Series Opportunistic Insights Fund	121,223	66,793	22,000	21,838	293	(24,080)	142,229
Fidelity Series Overseas Fund	334,458	138,693	61,580	11,008	171	(26,615)	385,127
Fidelity Series Real Estate Income Fund	56,479	6,768	12,904	1,870	199	(1,423)	49,119
Fidelity Series Short-Term Credit Fund	553,816	43,192	267,190	5,003	(1,243)	(8,659)	319,916
Fidelity Series Small Cap Discovery Fund	26,376	9,224	3,522	1,867	21	(1,453)	30,646
Fidelity Series Small Cap Opportunities Fund	87,463	52,640	14,738	22,566	(1,052)	(21,799)	102,514
Fidelity Series Stock Selector Large Cap Value Fund	179,155	86,318	41,666	26,246	(724)	(16,476)	206,607
Fidelity Series Value Discovery Fund	137,702	58,372	32,584	12,478	(61)	(5,379)	158,050
Total	$14,825,910	$4,807,578	$5,019,258	$698,094	$34,059	$(930,399)	$13,717,890

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,985,061	$1,985,061	$--	$--
International Equity Funds	2,454,730	2,454,730	--	--
Bond Funds	7,679,520	7,679,520	--	--
Short-Term Funds	1,598,579	1,598,579	--	--
Total Investments in Securities:	$13,717,890	$13,717,890	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $13,248,764)	$13,717,890
Total Investment in Securities (cost $13,248,764)		$13,717,890
Cash		32
Receivable for investments sold		391,676
Total assets		14,109,598
Liabilities
Payable for investments purchased	$381,698
Payable for fund shares redeemed	4,700
Accrued management fee	5,556
Total liabilities		391,954
Net Assets		$13,717,644
Net Assets consist of:
Paid in capital		$13,053,249
Total accumulated earnings (loss)		664,395
Net Assets		$13,717,644
Net Asset Value, offering price and redemption price per share ($13,717,644 ÷ 243,785 shares)		$56.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$340,331
Expenses
Management fee	$35,099
Independent trustees' fees and expenses	24
Total expenses		35,123
Net investment income (loss)		305,208
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	34,059
Capital gain distributions from underlying funds:
Affiliated issuers	357,763
Total net realized gain (loss)		391,822
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(930,399)
Total change in net unrealized appreciation (depreciation)		(930,399)
Net gain (loss)		(538,577)
Net increase (decrease) in net assets resulting from operations		$(233,369)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$305,208	$112,587
Net realized gain (loss)	391,822	437,487
Change in net unrealized appreciation (depreciation)	(930,399)	722,405
Net increase (decrease) in net assets resulting from operations	(233,369)	1,272,479
Distributions to shareholders	(630,117)	(360,767)
Share transactions
Proceeds from sales of shares	1,409,448	4,861,437
Reinvestment of distributions	563,075	329,623
Cost of shares redeemed	(2,217,041)	(2,381,848)
Net increase (decrease) in net assets resulting from share transactions	(244,518)	2,809,212
Total increase (decrease) in net assets	(1,108,004)	3,720,924
Net Assets
Beginning of period	14,825,648	11,104,724
End of period	$13,717,644	$14,825,648
Other Information
Shares
Sold	24,304	83,590
Issued in reinvestment of distributions	9,661	5,737
Redeemed	(37,753)	(40,928)
Net increase (decrease)	(3,788)	48,399

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2010 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$59.88	$55.75	$53.53	$53.40	$60.82	$57.20
Income from Investment Operations
Net investment income (loss)A,B	1.249	.508	.888	1.026	.877	.906
Net realized and unrealized gain (loss)	(2.222)	5.365	3.009	1.329	1.285	4.242
Total from investment operations	(.973)	5.873	3.897	2.355	2.162	5.148
Distributions from net investment income	(1.290)	(.533)	(.908)	(1.028)	(.850)	(.848)
Distributions from net realized gain	(1.347)	(1.210)	(.769)	(1.197)	(8.732)	(.680)
Total distributions	(2.637)	(1.743)	(1.677)	(2.225)	(9.582)	(1.528)
Net asset value, end of period	$56.27	$59.88	$55.75	$53.53	$53.40	$60.82
Total ReturnC,D	(1.71)%	10.69%	7.44%	4.66%	3.98%	9.20%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.49%G	.50%	.51%	.52%	.53%	.08%
Expenses net of fee waivers, if any	.49%G	.50%	.51%	.52%	.53%	.08%
Expenses net of all reductions	.49%G	.50%	.51%	.52%	.53%	.08%
Net investment income (loss)	4.26%G	.88%	1.66%	1.97%	1.62%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$13,718	$14,826	$11,105	$10,548	$6,867	$5,933
Portfolio turnover rateH	67%G	32%	51%	32%	44%	128%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	31.2
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Government Money Market Fund 0.1%	6.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3.9
Fidelity Series International Growth Fund	3.5
Fidelity Series Overseas Fund	3.5
Fidelity Series International Value Fund	3.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series Inflation-Protected Bond Index Fund	3.0
70.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	20.0%
International Equity Funds	21.6%
Bond Funds	50.1%
Short-Term Funds	8.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2015 Fund℠

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 20.0%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	19,825	$222,834
Fidelity Series Blue Chip Growth Fund (a)	24,327	355,176
Fidelity Series Commodity Strategy Fund (a)	138,237	613,771
Fidelity Series Growth Company Fund (a)	49,747	902,915
Fidelity Series Intrinsic Opportunities Fund (a)	46,400	905,737
Fidelity Series Large Cap Stock Fund (a)	41,498	790,959
Fidelity Series Large Cap Value Index Fund (a)	19,452	295,675
Fidelity Series Opportunistic Insights Fund (a)	24,191	461,079
Fidelity Series Small Cap Discovery Fund (a)	7,359	99,353
Fidelity Series Small Cap Opportunities Fund (a)	24,546	332,360
Fidelity Series Stock Selector Large Cap Value Fund (a)	48,187	669,798
Fidelity Series Value Discovery Fund (a)	31,354	512,319
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,585,040)		6,161,976

International Equity Funds - 21.6%
Fidelity Series Canada Fund (a)	29,558	429,473
Fidelity Series Emerging Markets Fund (a)	26,040	268,213
Fidelity Series Emerging Markets Opportunities Fund (a)	116,650	2,409,998
Fidelity Series International Growth Fund (a)	62,558	1,088,518
Fidelity Series International Small Cap Fund (a)	15,348	293,150
Fidelity Series International Value Fund (a)	96,162	1,078,941
Fidelity Series Overseas Fund (a)	82,274	1,084,365
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,043,792)		6,652,658

Bond Funds - 50.1%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	119,177	1,190,576
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	145,788	1,427,269
Fidelity Series Emerging Markets Debt Fund (a)	17,929	158,492
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,610	53,019
Fidelity Series Floating Rate High Income Fund (a)	3,303	30,552
Fidelity Series High Income Fund (a)	19,486	179,858
Fidelity Series Inflation-Protected Bond Index Fund (a)	88,818	928,143
Fidelity Series International Credit Fund (a)	522	5,081
Fidelity Series International Developed Markets Bond Index Fund (a)	74,754	725,118
Fidelity Series Investment Grade Bond Fund (a)	845,794	9,625,140
Fidelity Series Long-Term Treasury Bond Index Fund (a)	124,610	1,020,559
Fidelity Series Real Estate Income Fund (a)	9,573	110,095
TOTAL BOND FUNDS
(Cost $15,474,289)		15,453,902

Short-Term Funds - 8.3%
Fidelity Series Government Money Market Fund 0.1% (a)(b)	2,046,655	2,046,655
Fidelity Series Short-Term Credit Fund (a)	51,469	512,115
TOTAL SHORT-TERM FUNDS
(Cost $2,557,751)		2,558,770
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $29,660,872)		30,827,306
NET OTHER ASSETS (LIABILITIES) - 0.0%		(718)
NET ASSETS - 100%		$30,826,588

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$1,297,332	$98,005	$6,875	$(818)	$(7,933)	$1,190,576
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	1,585,965	121,500	9,447	(3,953)	(33,243)	1,427,269
Fidelity Series All-Sector Equity Fund	193,288	88,197	28,653	32,858	(1,431)	(28,567)	222,834
Fidelity Series Blue Chip Growth Fund	302,928	192,006	53,320	66,662	(2,058)	(84,380)	355,176
Fidelity Series Canada Fund	341,561	123,519	49,854	9,662	(405)	14,652	429,473
Fidelity Series Commodity Strategy Fund	849,404	352,445	405,882	264,372	(54,807)	(127,389)	613,771
Fidelity Series Emerging Markets Debt Fund	172,129	28,857	32,956	4,020	(1,089)	(8,449)	158,492
Fidelity Series Emerging Markets Debt Local Currency Fund	56,952	12,137	10,913	2,293	(772)	(4,385)	53,019
Fidelity Series Emerging Markets Fund	242,737	84,041	35,690	9,021	(1,415)	(21,460)	268,213
Fidelity Series Emerging Markets Opportunities Fund	2,195,952	1,004,567	340,472	286,179	(24,962)	(425,087)	2,409,998
Fidelity Series Floating Rate High Income Fund	33,749	5,460	8,799	787	(106)	248	30,552
Fidelity Series Government Money Market Fund 0.1%	4,045,829	278,741	2,277,915	1,273	--	--	2,046,655
Fidelity Series Growth Company Fund	768,927	607,268	166,767	258,288	(17,575)	(288,938)	902,915
Fidelity Series High Income Fund	198,248	31,150	41,660	6,087	(795)	(7,085)	179,858
Fidelity Series Inflation-Protected Bond Index Fund	2,977,887	269,890	2,214,194	106,426	132,180	(237,620)	928,143
Fidelity Series International Credit Fund	5,238	66	--	66	--	(223)	5,081
Fidelity Series International Developed Markets Bond Index Fund	--	797,781	60,736	417	(1,009)	(10,918)	725,118
Fidelity Series International Growth Fund	926,988	438,764	118,283	89,603	(6,137)	(152,814)	1,088,518
Fidelity Series International Small Cap Fund	285,440	110,461	39,188	40,993	(3,433)	(60,130)	293,150
Fidelity Series International Value Fund	919,358	320,914	158,998	56,210	(1,850)	(483)	1,078,941
Fidelity Series Intrinsic Opportunities Fund	793,290	373,863	153,916	142,641	(7,087)	(100,413)	905,737
Fidelity Series Investment Grade Bond Fund	10,375,135	1,299,163	1,634,396	126,001	(44,495)	(370,267)	9,625,140
Fidelity Series Large Cap Stock Fund	690,818	264,938	143,837	66,336	1,058	(22,018)	790,959
Fidelity Series Large Cap Value Index Fund	258,076	85,456	40,801	18,051	(546)	(6,510)	295,675
Fidelity Series Long-Term Treasury Bond Index Fund	948,913	325,601	196,925	12,691	(18,861)	(38,169)	1,020,559
Fidelity Series Opportunistic Insights Fund	398,491	218,045	70,781	76,079	(3,459)	(81,217)	461,079
Fidelity Series Overseas Fund	929,231	375,360	139,796	33,191	(3,044)	(77,386)	1,084,365
Fidelity Series Real Estate Income Fund	119,607	18,636	25,362	4,193	491	(3,277)	110,095
Fidelity Series Short-Term Credit Fund	930,515	72,693	473,917	8,666	(4,081)	(13,095)	512,115
Fidelity Series Small Cap Discovery Fund	86,700	28,987	11,108	6,676	(311)	(4,915)	99,353
Fidelity Series Small Cap Opportunities Fund	287,500	166,513	43,811	75,485	(2,307)	(75,535)	332,360
Fidelity Series Stock Selector Large Cap Value Fund	588,915	258,273	116,629	92,676	(5,854)	(54,907)	669,798
Fidelity Series Value Discovery Fund	452,649	170,133	91,407	44,093	(1,431)	(17,625)	512,319
Total	$31,376,455	$11,287,222	$9,406,471	$1,958,318	$(80,362)	$(2,349,538)	$30,827,306

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$6,161,976	$6,161,976	$--	$--
International Equity Funds	6,652,658	6,652,658	--	--
Bond Funds	15,453,902	15,453,902	--	--
Short-Term Funds	2,558,770	2,558,770	--	--
Total Investments in Securities:	$30,827,306	$30,827,306	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $29,660,872)	$30,827,306
Total Investment in Securities (cost $29,660,872)		$30,827,306
Cash		3
Receivable for investments sold		980,907
Receivable for fund shares sold		20,918
Total assets		31,829,134
Liabilities
Payable for investments purchased	$812,310
Payable for fund shares redeemed	175,730
Accrued management fee	14,506
Total liabilities		1,002,546
Net Assets		$30,826,588
Net Assets consist of:
Paid in capital		$29,133,563
Total accumulated earnings (loss)		1,693,025
Net Assets		$30,826,588
Net Asset Value, offering price and redemption price per share ($30,826,588 ÷ 484,062 shares)		$63.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$801,546
Expenses
Management fee	$87,558
Independent trustees' fees and expenses	54
Total expenses		87,612
Net investment income (loss)		713,934
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(80,362)
Capital gain distributions from underlying funds:
Affiliated issuers	1,156,772
Total net realized gain (loss)		1,076,410
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(2,349,538)
Total change in net unrealized appreciation (depreciation)		(2,349,538)
Net gain (loss)		(1,273,128)
Net increase (decrease) in net assets resulting from operations		$(559,194)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$713,934	$237,260
Net realized gain (loss)	1,076,410	1,072,545
Change in net unrealized appreciation (depreciation)	(2,349,538)	2,156,141
Net increase (decrease) in net assets resulting from operations	(559,194)	3,465,946
Distributions to shareholders	(1,680,446)	(798,812)
Share transactions
Proceeds from sales of shares	4,832,944	10,741,128
Reinvestment of distributions	1,547,406	757,214
Cost of shares redeemed	(4,689,904)	(4,335,415)
Net increase (decrease) in net assets resulting from share transactions	1,690,446	7,162,927
Total increase (decrease) in net assets	(549,194)	9,830,061
Net Assets
Beginning of period	31,375,782	21,545,721
End of period	$30,826,588	$31,375,782
Other Information
Shares
Sold	72,486	165,271
Issued in reinvestment of distributions	23,372	11,765
Redeemed	(71,763)	(65,729)
Net increase (decrease)	24,095	111,307

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2015 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$68.21	$61.80	$59.41	$59.14	$64.98	$60.62
Income from Investment Operations
Net investment income (loss)A,B	1.467	.565	.947	1.093	.869	.950
Net realized and unrealized gain (loss)	(2.547)	7.894	3.526	1.336	2.076	5.023
Total from investment operations	(1.080)	8.459	4.473	2.429	2.945	5.973
Distributions from net investment income	(1.446)	(.598)	(.987)	(1.092)	(.877)	(.906)
Distributions from net realized gain	(2.004)	(1.451)	(1.096)	(1.067)	(7.908)	(.707)
Total distributions	(3.450)	(2.049)	(2.083)	(2.159)	(8.785)	(1.613)
Net asset value, end of period	$63.68	$68.21	$61.80	$59.41	$59.14	$64.98
Total ReturnC,D	(1.70)%	13.92%	7.71%	4.36%	5.00%	10.08%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.54%G	.55%	.55%	.57%	.58%	.09%
Expenses net of fee waivers, if any	.54%G	.55%	.55%	.57%	.58%	.09%
Expenses net of all reductions	.54%G	.55%	.55%	.57%	.57%	.09%
Net investment income (loss)	4.40%G	.86%	1.60%	1.89%	1.47%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$30,827	$31,376	$21,546	$20,922	$13,754	$7,287
Portfolio turnover rateH	58%G	30%	48%	28%	44%	115%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	27.5
Fidelity Series Emerging Markets Opportunities Fund	8.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.2
Fidelity Series International Growth Fund	4.2
Fidelity Series Overseas Fund	4.2
Fidelity Series International Value Fund	4.1
Fidelity Series Government Money Market Fund 0.1%	4.0
Fidelity Series Intrinsic Opportunities Fund	3.8
Fidelity Series Growth Company Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
70.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.5%
International Equity Funds	25.2%
Bond Funds	44.3%
Short-Term Funds	5.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2020 Fund℠

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.5%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	60,684	$682,089
Fidelity Series Blue Chip Growth Fund (a)	74,484	1,087,463
Fidelity Series Commodity Strategy Fund (a)	323,892	1,438,080
Fidelity Series Growth Company Fund (a)	152,570	2,769,152
Fidelity Series Intrinsic Opportunities Fund (a)	142,023	2,772,292
Fidelity Series Large Cap Stock Fund (a)	127,018	2,420,963
Fidelity Series Large Cap Value Index Fund (a)	59,536	904,952
Fidelity Series Opportunistic Insights Fund (a)	74,061	1,411,600
Fidelity Series Small Cap Discovery Fund (a)	22,530	304,155
Fidelity Series Small Cap Opportunities Fund (a)	75,148	1,017,500
Fidelity Series Stock Selector Large Cap Value Fund (a)	147,489	2,050,092
Fidelity Series Value Discovery Fund (a)	95,968	1,568,122
TOTAL DOMESTIC EQUITY FUNDS
(Cost $16,970,702)		18,426,460

International Equity Funds - 25.2%
Fidelity Series Canada Fund (a)	83,192	1,208,776
Fidelity Series Emerging Markets Fund (a)	68,717	707,781
Fidelity Series Emerging Markets Opportunities Fund (a)	307,805	6,359,249
Fidelity Series International Growth Fund (a)	176,250	3,066,743
Fidelity Series International Small Cap Fund (a)	45,292	865,070
Fidelity Series International Value Fund (a)	267,223	2,998,243
Fidelity Series Overseas Fund (a)	231,779	3,054,847
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $16,774,408)		18,260,709

Bond Funds - 44.3%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	40,814	407,733
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	458,839	4,492,036
Fidelity Series Emerging Markets Debt Fund (a)	42,008	371,351
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	13,143	124,198
Fidelity Series Floating Rate High Income Fund (a)	7,739	71,581
Fidelity Series High Income Fund (a)	45,722	422,018
Fidelity Series Inflation-Protected Bond Index Fund (a)	173,198	1,809,919
Fidelity Series International Credit Fund (a)	1,206	11,745
Fidelity Series International Developed Markets Bond Index Fund (a)	175,165	1,699,099
Fidelity Series Investment Grade Bond Fund (a)	1,752,622	19,944,841
Fidelity Series Long-Term Treasury Bond Index Fund (a)	304,160	2,491,071
Fidelity Series Real Estate Income Fund (a)	22,439	258,053
TOTAL BOND FUNDS
(Cost $32,206,515)		32,103,645

Short-Term Funds - 5.0%
Fidelity Series Government Money Market Fund 0.1% (a)(b)	2,872,782	2,872,782
Fidelity Series Short-Term Credit Fund (a)	72,252	718,912
TOTAL SHORT-TERM FUNDS
(Cost $3,588,622)		3,591,694
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $69,540,247)		72,382,508
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,569)
NET ASSETS - 100%		$72,380,939

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$1,304,269	$892,603	$2,277	$(3,634)	$(299)	$407,733
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	4,806,204	205,342	27,064	(6,094)	(102,732)	4,492,036
Fidelity Series All-Sector Equity Fund	565,064	270,277	66,482	93,478	(2,536)	(84,234)	682,089
Fidelity Series Blue Chip Growth Fund	885,570	591,593	139,151	191,230	167	(250,716)	1,087,463
Fidelity Series Canada Fund	912,246	348,385	87,950	25,101	(742)	36,837	1,208,776
Fidelity Series Commodity Strategy Fund	1,831,514	900,370	907,209	566,942	(100,813)	(285,782)	1,438,080
Fidelity Series Emerging Markets Debt Fund	372,077	79,031	58,898	8,734	(1,396)	(19,463)	371,351
Fidelity Series Emerging Markets Debt Local Currency Fund	121,765	32,679	19,166	4,938	(1,045)	(10,035)	124,198
Fidelity Series Emerging Markets Fund	595,625	236,375	67,568	21,909	(1,919)	(54,732)	707,781
Fidelity Series Emerging Markets Opportunities Fund	5,388,072	2,704,790	631,711	696,124	(35,059)	(1,066,843)	6,359,249
Fidelity Series Floating Rate High Income Fund	72,640	15,684	17,033	1,705	(49)	339	71,581
Fidelity Series Government Money Market Fund 0.1%	6,433,970	766,402	4,327,590	1,923	--	--	2,872,782
Fidelity Series Growth Company Fund	2,247,905	1,818,382	432,245	724,888	(21,284)	(843,606)	2,769,152
Fidelity Series High Income Fund	427,495	85,259	73,072	13,195	(1,355)	(16,309)	422,018
Fidelity Series Inflation-Protected Bond Index Fund	5,572,729	756,058	4,329,385	191,422	248,895	(438,378)	1,809,919
Fidelity Series International Credit Fund	12,108	152	--	153	--	(515)	11,745
Fidelity Series International Developed Markets Bond Index Fund	--	1,803,145	77,235	910	(1,337)	(25,474)	1,699,099
Fidelity Series International Growth Fund	2,475,681	1,245,116	228,714	232,614	(10,859)	(414,481)	3,066,743
Fidelity Series International Small Cap Fund	762,272	339,962	69,279	106,092	(5,031)	(162,854)	865,070
Fidelity Series International Value Fund	2,455,324	896,651	345,727	145,920	(3,647)	(4,358)	2,998,243
Fidelity Series Intrinsic Opportunities Fund	2,319,118	1,159,901	393,468	409,895	(11,836)	(301,423)	2,772,292
Fidelity Series Investment Grade Bond Fund	19,818,139	3,861,524	2,932,169	241,880	(28,989)	(773,664)	19,944,841
Fidelity Series Large Cap Stock Fund	2,019,542	844,662	378,030	191,340	1,841	(67,052)	2,420,963
Fidelity Series Large Cap Value Index Fund	754,463	269,982	98,005	51,321	(718)	(20,770)	904,952
Fidelity Series Long-Term Treasury Bond Index Fund	2,046,153	932,056	359,077	28,113	(5,573)	(122,488)	2,491,071
Fidelity Series Opportunistic Insights Fund	1,164,967	674,578	185,927	214,224	(2,248)	(239,770)	1,411,600
Fidelity Series Overseas Fund	2,481,665	1,088,141	295,205	86,165	(4,856)	(214,898)	3,054,847
Fidelity Series Real Estate Income Fund	257,908	52,101	45,702	9,060	(22)	(6,232)	258,053
Fidelity Series Short-Term Credit Fund	1,479,554	188,635	923,629	12,996	(5,306)	(20,342)	718,912
Fidelity Series Small Cap Discovery Fund	253,455	90,193	23,978	19,080	(443)	(15,072)	304,155
Fidelity Series Small Cap Opportunities Fund	840,478	512,503	109,026	216,198	(4,214)	(222,241)	1,017,500
Fidelity Series Stock Selector Large Cap Value Fund	1,721,639	813,848	309,732	263,155	(13,167)	(162,496)	2,050,092
Fidelity Series Value Discovery Fund	1,323,278	547,633	246,401	125,245	(4,346)	(52,042)	1,568,122
Total	$67,612,416	$30,036,541	$19,276,709	$4,925,291	$(27,615)	$(5,962,125)	$72,382,508

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$18,426,460	$18,426,460	$--	$--
International Equity Funds	18,260,709	18,260,709	--	--
Bond Funds	32,103,645	32,103,645	--	--
Short-Term Funds	3,591,694	3,591,694	--	--
Total Investments in Securities:	$72,382,508	$72,382,508	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $69,540,247)	$72,382,508
Total Investment in Securities (cost $69,540,247)		$72,382,508
Cash		187
Receivable for investments sold		2,026,909
Receivable for fund shares sold		367,174
Total assets		74,776,778
Liabilities
Payable for investments purchased	$2,358,978
Payable for fund shares redeemed	1,729
Accrued management fee	35,132
Total liabilities		2,395,839
Net Assets		$72,380,939
Net Assets consist of:
Paid in capital		$67,972,702
Total accumulated earnings (loss)		4,408,237
Net Assets		$72,380,939
Net Asset Value, offering price and redemption price per share ($72,380,939 ÷ 1,100,495 shares)		$65.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,773,664
Expenses
Management fee	$204,068
Independent trustees' fees and expenses	116
Total expenses		204,184
Net investment income (loss)		1,569,480
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(27,615)
Capital gain distributions from underlying funds:
Affiliated issuers	3,151,627
Total net realized gain (loss)		3,124,012
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(5,962,125)
Total change in net unrealized appreciation (depreciation)		(5,962,125)
Net gain (loss)		(2,838,113)
Net increase (decrease) in net assets resulting from operations		$(1,268,633)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,569,480	$519,083
Net realized gain (loss)	3,124,012	2,490,841
Change in net unrealized appreciation (depreciation)	(5,962,125)	6,058,904
Net increase (decrease) in net assets resulting from operations	(1,268,633)	9,068,828
Distributions to shareholders	(3,996,459)	(1,657,535)
Share transactions
Proceeds from sales of shares	13,902,649	20,806,496
Reinvestment of distributions	3,687,254	1,593,342
Cost of shares redeemed	(7,554,886)	(11,565,134)
Net increase (decrease) in net assets resulting from share transactions	10,035,017	10,834,704
Total increase (decrease) in net assets	4,769,925	18,245,997
Net Assets
Beginning of period	67,611,014	49,365,017
End of period	$72,380,939	$67,611,014
Other Information
Shares
Sold	201,651	307,458
Issued in reinvestment of distributions	53,753	24,220
Redeemed	(110,048)	(170,385)
Net increase (decrease)	145,356	161,293

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2020 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$70.79	$62.18	$59.88	$59.80	$64.06	$59.21
Income from Investment Operations
Net investment income (loss)A,B	1.542	.586	.930	1.031	.813	.924
Net realized and unrealized gain (loss)	(2.627)	9.999	3.672	1.221	2.708	5.363
Total from investment operations	(1.085)	10.585	4.602	2.252	3.521	6.287
Distributions from net investment income	(1.526)	(.617)	(.966)	(1.061)	(.810)	(.882)
Distributions from net realized gain	(2.409)	(1.358)	(1.336)	(1.111)	(6.971)	(.555)
Total distributions	(3.935)	(1.975)	(2.302)	(2.172)	(7.781)	(1.437)
Net asset value, end of period	$65.77	$70.79	$62.18	$59.88	$59.80	$64.06
Total ReturnC,D	(1.67)%	17.29%	7.88%	4.04%	6.01%	10.83%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.58%G	.59%	.60%	.61%	.62%	.10%
Expenses net of fee waivers, if any	.58%G	.59%	.60%	.61%	.62%	.10%
Expenses net of all reductions	.58%G	.59%	.60%	.61%	.62%	.10%
Net investment income (loss)	4.46%G	.87%	1.57%	1.78%	1.37%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$72,381	$67,611	$49,365	$43,005	$26,667	$7,449
Portfolio turnover rateH	55%G	34%	48%	29%	29%	118%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2025 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	24.1
Fidelity Series Emerging Markets Opportunities Fund	9.6
Fidelity Series International Growth Fund	4.8
Fidelity Series Overseas Fund	4.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series International Value Fund	4.7
Fidelity Series Intrinsic Opportunities Fund	4.5
Fidelity Series Growth Company Fund	4.5
Fidelity Series Large Cap Stock Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
69.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.8%
International Equity Funds	28.2%
Bond Funds	38.8%
Short-Term Funds	3.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2025 Fund℠

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.8%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	12,547	$141,034
Fidelity Series Blue Chip Growth Fund (a)	15,404	224,905
Fidelity Series Commodity Strategy Fund (a)	56,300	249,974
Fidelity Series Growth Company Fund (a)	31,558	572,770
Fidelity Series Intrinsic Opportunities Fund (a)	29,358	573,077
Fidelity Series Large Cap Stock Fund (a)	26,259	500,494
Fidelity Series Large Cap Value Index Fund (a)	12,311	187,126
Fidelity Series Opportunistic Insights Fund (a)	15,313	291,874
Fidelity Series Small Cap Discovery Fund (a)	4,658	62,884
Fidelity Series Small Cap Opportunities Fund (a)	15,540	210,407
Fidelity Series Stock Selector Large Cap Value Fund (a)	30,489	423,799
Fidelity Series Value Discovery Fund (a)	19,838	324,145
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,577,318)		3,762,489

International Equity Funds - 28.2%
Fidelity Series Canada Fund (a)	16,449	239,006
Fidelity Series Emerging Markets Fund (a)	13,045	134,367
Fidelity Series Emerging Markets Opportunities Fund (a)	58,407	1,206,688
Fidelity Series International Growth Fund (a)	34,794	605,418
Fidelity Series International Small Cap Fund (a)	8,818	168,430
Fidelity Series International Value Fund (a)	52,905	593,599
Fidelity Series Overseas Fund (a)	45,754	603,032
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,418,627)		3,550,540

Bond Funds - 38.8%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	2,489	24,867
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	60,654	593,805
Fidelity Series Emerging Markets Debt Fund (a)	7,301	64,542
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,285	21,590
Fidelity Series Floating Rate High Income Fund (a)	1,345	12,442
Fidelity Series High Income Fund (a)	7,929	73,187
Fidelity Series Inflation-Protected Bond Index Fund (a)	24,148	252,348
Fidelity Series International Credit Fund (a)	326	3,173
Fidelity Series International Developed Markets Bond Index Fund (a)	29,697	288,057
Fidelity Series Investment Grade Bond Fund (a)	267,317	3,042,072
Fidelity Series Long-Term Treasury Bond Index Fund (a)	57,567	471,476
Fidelity Series Real Estate Income Fund (a)	3,899	44,840
TOTAL BOND FUNDS
(Cost $5,014,599)		4,892,399

Short-Term Funds - 3.2%
Fidelity Series Government Money Market Fund 0.1% (a)(b)	318,203	318,203
Fidelity Series Short-Term Credit Fund (a)	8,003	79,628
TOTAL SHORT-TERM FUNDS
(Cost $399,023)		397,831
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $12,409,567)		12,603,259
NET OTHER ASSETS (LIABILITIES) - 0.0%		(325)
NET ASSETS - 100%		$12,602,934

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$172,873	$147,638	$191	$(368)	$--	$24,867
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	623,035	14,997	3,211	(122)	(14,111)	593,805
Fidelity Series All-Sector Equity Fund	118,241	68,650	28,658	18,245	177	(17,376)	141,034
Fidelity Series Blue Chip Growth Fund	185,299	146,068	54,745	39,237	(947)	(50,770)	224,905
Fidelity Series Canada Fund	180,758	90,659	39,612	4,658	163	7,038	239,006
Fidelity Series Commodity Strategy Fund	308,989	192,029	186,426	95,595	(14,063)	(50,555)	249,974
Fidelity Series Emerging Markets Debt Fund	62,672	22,179	16,776	1,451	(271)	(3,262)	64,542
Fidelity Series Emerging Markets Debt Local Currency Fund	20,297	8,532	5,405	798	(214)	(1,620)	21,590
Fidelity Series Emerging Markets Fund	111,138	59,241	25,851	3,900	(266)	(9,895)	134,367
Fidelity Series Emerging Markets Opportunities Fund	1,009,838	619,021	224,441	123,397	(2,309)	(195,421)	1,206,688
Fidelity Series Floating Rate High Income Fund	12,051	4,833	4,488	282	(4)	50	12,442
Fidelity Series Government Money Market Fund 0.1%	747,026	164,924	593,747	219	--	--	318,203
Fidelity Series Growth Company Fund	470,375	427,389	154,963	140,932	2,908	(172,939)	572,770
Fidelity Series High Income Fund	72,122	25,439	21,322	2,182	(273)	(2,779)	73,187
Fidelity Series Inflation-Protected Bond Index Fund	799,344	211,546	733,367	25,285	18,828	(44,003)	252,348
Fidelity Series International Credit Fund	3,271	41	--	41	--	(139)	3,173
Fidelity Series International Developed Markets Bond Index Fund	--	300,080	7,682	142	(92)	(4,249)	288,057
Fidelity Series International Growth Fund	490,612	305,538	108,602	43,093	(451)	(81,679)	605,418
Fidelity Series International Small Cap Fund	151,078	81,892	32,436	19,561	(145)	(31,959)	168,430
Fidelity Series International Value Fund	486,595	239,294	131,187	27,033	(180)	(923)	593,599
Fidelity Series Intrinsic Opportunities Fund	485,286	298,139	145,546	83,836	(6,626)	(58,176)	573,077
Fidelity Series Investment Grade Bond Fund	2,941,683	1,007,467	787,218	35,259	(5,855)	(114,005)	3,042,072
Fidelity Series Large Cap Stock Fund	422,597	218,508	126,659	39,102	(921)	(13,031)	500,494
Fidelity Series Large Cap Value Index Fund	157,847	71,174	37,605	10,014	139	(4,429)	187,126
Fidelity Series Long-Term Treasury Bond Index Fund	345,359	223,522	74,213	4,897	(3,530)	(19,662)	471,476
Fidelity Series Opportunistic Insights Fund	243,775	169,119	72,920	41,745	1,246	(49,346)	291,874
Fidelity Series Overseas Fund	491,779	270,439	115,569	15,961	129	(43,746)	603,032
Fidelity Series Real Estate Income Fund	43,508	15,723	13,284	1,492	(82)	(1,025)	44,840
Fidelity Series Short-Term Credit Fund	171,612	44,670	133,716	1,472	(1,360)	(1,578)	79,628
Fidelity Series Small Cap Discovery Fund	53,030	24,700	11,632	3,750	44	(3,258)	62,884
Fidelity Series Small Cap Opportunities Fund	175,871	127,716	45,997	44,651	(2,924)	(44,259)	210,407
Fidelity Series Stock Selector Large Cap Value Fund	360,257	201,035	103,352	51,301	(1,651)	(32,490)	423,799
Fidelity Series Value Discovery Fund	276,896	138,248	79,899	24,423	(499)	(10,601)	324,145
Total	$11,399,206	$6,573,723	$4,279,953	$907,356	$(19,519)	$(1,070,198)	$12,603,259

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$3,762,489	$3,762,489	$--	$--
International Equity Funds	3,550,540	3,550,540	--	--
Bond Funds	4,892,399	4,892,399	--	--
Short-Term Funds	397,831	397,831	--	--
Total Investments in Securities:	$12,603,259	$12,603,259	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2025 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $12,409,567)	$12,603,259
Total Investment in Securities (cost $12,409,567)		$12,603,259
Receivable for investments sold		339,458
Receivable for fund shares sold		1,900
Total assets		12,944,617
Liabilities
Payable for investments purchased	$335,152
Accrued management fee	6,531
Total liabilities		341,683
Net Assets		$12,602,934
Net Assets consist of:
Paid in capital		$12,107,542
Total accumulated earnings (loss)		495,392
Net Assets		$12,602,934
Net Asset Value, offering price and redemption price per share ($12,602,934 ÷ 1,084,442 shares)		$11.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$297,697
Expenses
Management fee	$36,302
Independent trustees' fees and expenses	19
Total expenses		36,321
Net investment income (loss)		261,376
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(19,519)
Capital gain distributions from underlying funds:
Affiliated issuers	609,659
Total net realized gain (loss)		590,140
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,070,198)
Total change in net unrealized appreciation (depreciation)		(1,070,198)
Net gain (loss)		(480,058)
Net increase (decrease) in net assets resulting from operations		$(218,682)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$261,376	$63,260
Net realized gain (loss)	590,140	323,270
Change in net unrealized appreciation (depreciation)	(1,070,198)	1,039,701
Net increase (decrease) in net assets resulting from operations	(218,682)	1,426,231
Distributions to shareholders	(724,037)	(211,257)
Share transactions
Proceeds from sales of shares	4,165,124	8,879,773
Reinvestment of distributions	710,253	200,392
Cost of shares redeemed	(2,728,643)	(4,572,418)
Net increase (decrease) in net assets resulting from share transactions	2,146,734	4,507,747
Total increase (decrease) in net assets	1,204,015	5,722,721
Net Assets
Beginning of period	11,398,919	5,676,198
End of period	$12,602,934	$11,398,919
Other Information
Shares
Sold	338,522	736,629
Issued in reinvestment of distributions	58,434	17,430
Redeemed	(219,406)	(374,257)
Net increase (decrease)	177,550	379,802

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2025 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.57	$10.77	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.274	.088	.118
Net realized and unrealized gain (loss)	(.455)	2.054	.822
Total from investment operations	(.181)	2.142	.940
Distributions from net investment income	(.274)	(.106)	(.134)
Distributions from net realized gain	(.495)	(.236)	(.036)
Total distributions	(.769)	(.342)	(.170)
Net asset value, end of period	$11.62	$12.57	$10.77
Total ReturnD	(1.60)%	20.21%	9.45%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.62%G	.63%	.64%G
Expenses net of fee waivers, if any	.62%G	.63%	.64%G
Expenses net of all reductions	.62%G	.63%	.64%G
Net investment income (loss)	4.47%G	.74%	1.21%G
Supplemental Data
Net assets, end of period (000 omitted)	$12,603	$11,399	$5,676
Portfolio turnover rateH	73%G	66%	54%G

 A For the period August 16, 2019 (commencement of operations) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund and Fidelity Simplicity RMD 2025 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Simplicity RMD Income Fund	$43,924,357	$1,554,795	$(521,286)	$1,033,509
Fidelity Simplicity RMD 2010 Fund	13,326,651	557,930	(166,691)	391,239
Fidelity Simplicity RMD 2015 Fund	29,805,790	1,594,293	(572,777)	1,021,516
Fidelity Simplicity RMD 2020 Fund	70,061,245	3,936,989	(1,615,726)	2,321,263
Fidelity Simplicity RMD 2025 Fund	12,475,079	587,814	(459,634)	128,180

Due to large subscriptions in a prior period, Fidelity Simplicity RMD 2025 Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Simplicity RMD Income Fund	15,318,507	14,079,368
Fidelity Simplicity RMD 2010 Fund	4,807,578	5,019,258
Fidelity Simplicity RMD 2015 Fund	11,287,222	9,406,471
Fidelity Simplicity RMD 2020 Fund	30,036,541	19,276,709
Fidelity Simplicity RMD 2025 Fund	6,573,723	4,279,953

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Fund was as follows:

Fidelity Simplicity RMD Income Fund	.46%
Fidelity Simplicity RMD 2010 Fund	.49%
Fidelity Simplicity RMD 2015 Fund	.54%
Fidelity Simplicity RMD 2020 Fund	.58%
Fidelity Simplicity RMD 2025 Fund	.62%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Simplicity RMD Income Fund	2,747,371	240,873
Fidelity Simplicity RMD 2010 Fund	766,611	53,104
Fidelity Simplicity RMD 2015 Fund	1,527,796	78,768
Fidelity Simplicity RMD 2020 Fund	2,882,682	141,698
Fidelity Simplicity RMD 2025 Fund	395,746	8,788

5. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Simplicity RMD Income Fund	.46%
Actual		$1,000.00	$983.20	$2.30
Hypothetical-C		$1,000.00	$1,022.89	$2.35
Fidelity Simplicity RMD 2010 Fund	.49%
Actual		$1,000.00	$982.90	$2.45
Hypothetical-C		$1,000.00	$1,022.74	$2.50
Fidelity Simplicity RMD 2015 Fund	.54%
Actual		$1,000.00	$983.00	$2.70
Hypothetical-C		$1,000.00	$1,022.48	$2.75
Fidelity Simplicity RMD 2020 Fund	.58%
Actual		$1,000.00	$983.30	$2.90
Hypothetical-C		$1,000.00	$1,022.28	$2.96
Fidelity Simplicity RMD 2025 Fund	.62%
Actual		$1,000.00	$984.00	$3.10
Hypothetical-C		$1,000.00	$1,022.08	$3.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Simplicity RMD Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board considered that each fund's investment objective is intended to support a payment strategy designed to be administered through a complementary systematic withdrawal plan that enables shareholders to receive regular payments from the fund based on their expected required minimum distributions from certain types of retirement accounts as mandated by the Internal Revenue Service.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for Simplicity RMD 2025 Fund, the most recent one-year period). No performance peer group information was considered by the Board due to the fact that competitor funds differ significantly in their asset allocation strategy, degree of active management and glidepath construction. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. The Board considered that the charts below reflect the funds' fee structure effective June 1, 2017, as if it was in effect for the entire year, as applicable.

Fidelity Simplicity RMD 2010 Fund

Fidelity Simplicity RMD 2015 Fund

Fidelity Simplicity RMD 2020 Fund

Fidelity Simplicity RMD 2025 Fund

Fidelity Simplicity RMD Income Fund

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2020. The Board noted that each fund's class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2020. The Board noted that each fund's unified fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board also noted that the funds' total expense comparisons, which include the expenses of the Series Funds, facilitate better comparisons with funds and classes that use different expense structures.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales group load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total expense ratio of each fund (including expenses of the Series Funds) ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

SRD-SANN-0422
1.9881722.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 24, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 24, 2022